UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-07455
                                                     ---------

                           Virtus Opportunities Trust
       ------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                101 Munson Street
                            Greenfield, MA 01301-9668
       ------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Kevin J. Carr, Esq.
                  Vice President, Chief Legal Officer, Counsel
                          and Secretary for Registrant
                                100 Pearl Street
                             Hartford, CT 06103-4506
       ------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 243-1574
                                                           --------------

                      Date of fiscal year end: September 30
                                               ------------

                     Date of reporting period: June 30, 2010
                                               -------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.
The Schedules of Investments are attached herewith.


VIRTUS OPPORTUNITIES TRUST
FOOTNOTE LEGEND
June 30, 2010 (UNAUDITED)

(1) Federal Income Tax Information: For tax information at June 30, 2010, see the Federal Income Tax Information Note 3 in the Notes to Schedules of Investments.

(2)  Non-income producing.

(3) Variable or step coupon security; interest rate shown reflects the rate currently in effect.

(4) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. See the table below.

FUND                                MARKET VALUE   % OF NET ASSETS
----                                ------------   ---------------
Bond Fund                             $ 17,530           8.9%
High Yield Fund                         20,855          23.1
Multi-Sector Fixed Income Fund          45,445          22.9
Multi-Sector Short-Term Bond Fund      588,662          20.2
Senior Floating Rate Fund                7,361           5.0

(5) Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.

(6)  Illiquid security

(7)  Illiquid and restricted security.

(8) Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security could be disclosed as a level 3 security in the disclosure table located after the Schedule of Investments.

(9) At June 30, 2010, the concentration of the Fund's investments by state or territory determined as a percentage of net assets is as follows:
     California 99.09%. At June 30, 2010, 74.3% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies. Insurers with a concentration greater than 10% of net assets are as follows: NATL 28.7%, GNMA 13.2%, AMBAC 11.8%, and AGM 11.3%

(10) Shares traded on NYSE.

(11) Shares traded on Toronto exchange.

(12) Security in default.

(13) Amount is less than $500.

(14) All or a portion of security on loan.

(15) Represents security purchased with cash collateral received for securities on loan.

(16) Affiliated Fund.

(17) Escrowed to maturity.

(18) All or a portion segregated as collateral.

                       VIRTUS ALPHASECTOR ALLOCATION FUND
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2010 (UNAUDITED)

($ reported in thousands)

                                                    SHARES            VALUE
                                               ---------------   ---------------
MUTUAL FUNDS--25.7%
FIXED INCOME FUNDS--25.7%
Virtus Bond Fund Class I(16)                           848,276   $         9,365
                                                                 ---------------
TOTAL MUTUAL FUNDS
(IDENTIFIED COST $8,881)                                                   9,365
                                                                 ---------------
EXCHANGE-TRADED FUNDS--73.6%
Consumer Discretionary Select Sector SPDR
   Fund(14)                                            111,805             3,257
Consumer Staples Select Sector SPDR Fund               136,135             3,472
Energy Select Sector SPDR Fund                          67,800             3,368
Financial Select Sector SPDR Fund                      244,910             3,382
Industrial Select Sector SPDR Fund                     120,970             3,321
Materials Select Sector SPDR Fund                      118,840             3,370
Technology Select Sector SPDR Fund                     162,705             3,319
Utilities Select Sector SPDR Fund                      118,685             3,354
                                                                 ---------------
TOTAL EXCHANGE-TRADED FUNDS
(IDENTIFIED COST $27,459)                                                 26,843
                                                                 ---------------
TOTAL LONG TERM INVESTMENTS--99.3%
(IDENTIFIED COST $36,340)                                                 36,208
                                                                 ---------------
SHORT-TERM INVESTMENTS--9.3%
MONEY MARKET MUTUAL FUNDS--9.3%
BlackRock Liquidity Funds TempFund Portfolio
   - Institutional Shares (seven-day
   effective yield 0.177%)                             275,798               276
BlackRock Institutional Money Market Trust
   (seven-day effective yield 0.293%).(15)           1,217,723             1,218
BlackRock Liquidity Funds TempCash Portfolio
   - Institutional Shares (seven-day
   effective yield 0.197%).(15)                      1,882,277             1,882
                                                                 ---------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $3,376)                                                   3,376
                                                                 ---------------
TOTAL INVESTMENTS--108.6%
(IDENTIFIED COST $39,716)                                                 39,584(1)
Other assets and liabilities, net--(8.6)%                                 (3,150)
                                                                 ---------------
NET ASSETS--100.0%                                               $        36,434
                                                                 ===============

ABBREVIATIONS:

SPDR   S&P Depositary Receipt.

Virtus AlphaSector Allocation Fund

The following table provides a summary of inputs used to value the Fund's net assets as of June 30, 2010 (See Security Valuation Note 1A in the Notes to Schedules of Investments.):

                            TOTAL VALUE AT      LEVEL 1
                             JUNE 30, 2010   QUOTED PRICES
                            --------------   -------------
Equity Securities:
   Exchange-Traded Funds        $26,843         $26,843
   Mutual Funds                   9,365           9,365
   Short-Term Investments         3,376           3,376
                                -------         -------
Total Investments               $39,584         $39,584
                                =======         =======

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable) priced securities.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                      1 |

                        VIRTUS ALPHASECTOR ROTATION FUND
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2010 (UNAUDITED)

($ reported in thousands)

                                                    SHARES            VALUE
                                               ---------------   ---------------
EXCHANGE-TRADED FUNDS--100.2%
Consumer Discretionary Select Sector
   SPDR Fund(14)                                     1,668,300   $        48,598
Consumer Staples Select Sector SPDR Fund             2,031,000            51,790
Energy Select Sector SPDR Fund                       1,011,200            50,236
Financial Select Sector SPDR Fund(14)                3,647,700            50,375
Industrial Select Sector SPDR Fund                   1,804,800            49,542
Materials Select Sector SPDR Fund                    1,773,200            50,288
Technology Select Sector SPDR Fund                   2,426,900            49,509
Utilities Select Sector SPDR Fund                    1,770,700            50,040
                                                                 ---------------
TOTAL EXCHANGE-TRADED FUNDS
(IDENTIFIED COST $417,453)                                               400,378
                                                                 ---------------
TOTAL LONG TERM INVESTMENTS--100.2%
(IDENTIFIED COST $417,453)                                               400,378
                                                                 ---------------
SHORT-TERM INVESTMENTS--9.7%
MONEY MARKET MUTUAL FUNDS--9.7%
BlackRock Institutional Money Market
   Trust (seven-day effective yield
   0.293%).(15)                                     15,270,638            15,271
BlackRock Liquidity Funds TempFund
   Portfolio - Institutional Shares
   (seven-day effective yield 0.197%).(15)          23,604,362            23,604
                                                                 ---------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $38,875)                                                 38,875
                                                                 ---------------
TOTAL INVESTMENTS--109.9%
(IDENTIFIED COST $456,328)                                               439,253(1)
Other assets and liabilities, net--(9.9)%                                (39,432)
                                                                 ---------------
NET ASSETS--100.0%                                               $       399,821
                                                                 ===============

ABBREVIATIONS:

SPDR S&P Depositary Receipt.

Virtus AlphaSector Rotation Fund

The following table provides a summary of inputs used to value the Fund's net assets as of June 30, 2010 (See Security Valuation Note 1A in the Notes to Schedules of Investments.):

                            TOTAL VALUE AT      LEVEL 1
                             JUNE 30, 2010   QUOTED PRICES
                            --------------   -------------
Equity Securities:
   Exchange-Traded Funds       $400,378         $400,378
   Short-Term Investments        38,875           38,875
                               --------         --------
Total Investments              $439,253         $439,253
                               ========         ========

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable) priced securities.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                       1 |

                      VIRTUS ALTERNATIVES DIVERSIFIER FUND
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2010 (UNAUDITED)

($ reported in thousands)

                                                    SHARES            VALUE
                                               ---------------   ---------------
MUTUAL FUNDS(16)--65.1%
EQUITY FUNDS--54.6%
Virtus Global Infrastructure Fund Class I            3,764,756   $        34,937
Virtus International Real Estate Securities
   Fund Class I                                      4,470,369            22,754
Virtus Market Neutral Fund Class I(2)                4,382,447            45,709
Virtus Real Estate Securities Class I                  959,622            22,177
                                                                 ---------------
                                                                         125,577
                                                                 ---------------
FIXED INCOME FUNDS--10.5%
Virtus Senior Floating Rate Fund Class I             2,512,359            24,169
                                                                 ---------------
TOTAL MUTUAL FUNDS
(IDENTIFIED COST $158,381)                                               149,746
                                                                 ---------------
EXCHANGE-TRADED FUNDS--34.6%
iShares S&P North American Natural Resources
   Sector Index Fund                                   706,300            21,782
PowerShares DB Commodity Index Tracking
   Fund(2)                                           1,621,990            34,987
PowerShares DB G10 Currency Harvest Fund(2)          1,043,102            22,729
                                                                 ---------------
TOTAL EXCHANGE-TRADED FUNDS
(IDENTIFIED COST $92,938)                                                 79,498
                                                                 ---------------
TOTAL LONG TERM INVESTMENTS--99.7%
(IDENTIFIED COST $251,319)                                               229,244
                                                                 ---------------
TOTAL INVESTMENTS--99.7%
(IDENTIFIED COST $251,319)                                               229,244(1)
Other assets and liabilities, net--0.3%                                      707
                                                                 ---------------
NET ASSETS--100.0%                                               $       229,951
                                                                 ===============

Virtus Alternatives Diversifier Fund

The following table provides a summary of inputs used to value the Fund's net assets as of June 30, 2010 (See Security Valuation Note 1A in the Notes to Schedules of Investments.):

                           TOTAL VALUE AT      LEVEL 1
                            JUNE 30, 2010   QUOTED PRICES
                           --------------   -------------
Equity Securities:
   Exchange-Traded Funds      $ 79,498         $ 79,498
   Mutual Funds                149,746          149,746
                              --------         --------
Total Investments              229,244          229,244
                              ========         ========

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable) priced securities.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                       1 |

                                VIRTUS BOND FUND
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2010 (UNAUDITED)

($ reported in thousands)

                                                  PAR VALUE           VALUE
                                               ---------------   ---------------
U.S. GOVERNMENT SECURITIES--6.3%
U.S. Treasury Bond 3.500%, 2/15/39             $        11,365   $        10,557
U.S. Treasury Note
   1.000%, 12/31/11                                        160               161
   2.625%, 6/30/14                                         890               930
   3.250%, 12/31/16                                        495               522
   3.625%, 2/15/20                                         270               285
                                                                 ---------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $11,161)                                                 12,455
                                                                 ---------------
MUNICIPAL BONDS--0.6%
MICHIGAN--0.1%
City of Flat Rock Finance Authority Taxable
   Series A, 6.750%, 10/1/16                                95               101
                                                                 ---------------
RHODE ISLAND--0.5%
City of Woonsocket Pension Funding Taxable
   (AGM Insured) 5.660%, 7/15/13                         1,000             1,075
                                                                 ---------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $1,128)                                                   1,176
                                                                 ---------------
MORTGAGE-BACKED SECURITIES--35.3%
AGENCY--26.7%
FHLMC
   7.500%, 4/1/14                                           19                21
   7.000%, 4/1/16                                           22                24
   7.000%, 1/1/33                                          181               204
   6.000%, 10/1/34                                         356               390
   5.000%, 1/1/35                                        1,025             1,090
   5.000%, 7/1/35                                        3,957             4,196
FHLMC REMICs
   JA-2777 4.500%, 11/15/17                                312               323
   CH-2904 4.500%, 4/15/19                                 954               998
FNMA
   7.000%, 5/1/14                                           13                14
   6.000%, 10/1/14                                         191               207
   8.000%, 1/1/15                                            3                 3
   6.500%, 6/1/16                                          133               145
   6.000%, 7/1/17                                           67                73
   5.500%, 9/1/17                                          169               183
   4.500%, 12/1/18                                       1,107             1,170
   4.500%, 3/1/20                                          180               190
   5.000%, 4/1/20                                          281               301

                                                  PAR VALUE           VALUE
                                               ---------------   ---------------
AGENCY--(CONTINUED)
   4.500%, 5/1/20                              $           494   $           522
   4.000%, 6/1/20                                          303               320
   4.500%, 11/1/20                                       1,642             1,735
   5.000%, 8/1/21                                          104               111
   6.508%, 3/25/29                                       1,122             1,274
   6.000%, 5/1/29                                          158               175
   6.500%, 7/1/29                                          280               312
   6.500%, 5/1/30                                            6                 6
   7.500%, 3/1/31                                          111               127
   7.000%, 7/1/31                                           74                84
   7.000%, 9/1/31                                          123               139
   6.500%, 2/1/32                                          254               283
   6.500%, 3/1/32                                          115               129
   5.500%, 4/1/33                                          144               156
   5.000%, 5/1/33                                        1,628             1,731
   5.500%, 6/1/33                                        1,131             1,220
   5.500%, 7/1/33                                        1,013             1,093
   5.000%, 9/1/33                                          255               271
   6.000%, 11/1/34                                       1,949             2,138
   5.500%, 5/1/35                                        2,213             2,378
   5.500%, 12/1/35                                         229               247
   5.500%, 3/1/36                                          472               507
   5.500%, 4/1/36                                          376               404
   6.390%, 5/25/36                                         927             1,048
   6.000%, 6/1/36                                          269               295
   5.500%, 9/1/36                                        1,759             1,895
   6.000%, 9/1/36                                          222               242
   5.500%, 11/1/36                                         294               317
   6.000%, 3/1/37                                          280               304
   6.000%, 9/1/37                                           48                52
   6.000%, 10/1/37                                         336               365
   6.000%, 1/1/38                                          119               130
   6.000%, 2/1/38                                          121               131
   6.000%, 2/1/38                                           35                38
   6.000%, 2/1/38                                           86                94
   6.000%, 2/1/38                                          159               172
   6.000%, 3/1/38                                          689               749
   6.500%, 3/1/38                                        5,709             6,360
   5.500%, 4/1/38                                          406               436
   6.000%, 5/1/38                                          177               192
   5.500%, 6/1/38                                          695               747
   6.000%, 7/1/38                                        3,915             4,251

                                VIRTUS BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2010 (UNAUDITED)

($ reported in thousands)

                                                  PAR VALUE           VALUE
                                               ---------------   ---------------

AGENCY--(CONTINUED)
   5.500%, 8/1/38                              $         1,540   $         1,655
   6.000%, 8/1/38                                          293               318
   6.000%, 8/1/38                                          516               561
   6.000%, 8/1/38                                        1,765             1,917
   6.000%, 8/13/38                                         146               159
FNMA REMICs 03-42, HC 4.500%, 12/25/17                     371               389
GNMA
   8.500%, 11/15/22                                          1                 1
   6.500%, 9/15/28                                         138               155
   7.500%, 9/15/29                                         141               160
   5.000%, 7/15/33                                       1,439             1,547
   6.000%, 6/15/34                                         246               270
   10-16, A 3.214%, 1/16/40                              2,864             2,949
                                                                 ---------------
                                                                          52,793
                                                                 ---------------
NON-AGENCY--8.6%
American Tower Trust 07-1A, AFX 144A 5.420%,
   4/15/37 (4)                                             190               205
Banc of America Commercial Mortgage, Inc.
   05-1, A4 5.051%, 11/10/42 (3)                           290               305
Bear Stearns Commercial Mortgage Securities
   04-T16, A6 4.750%, 2/13/46                              260               267
Commercial Mortgage Pass-Through
   Certificates
   05-C6, A4 5.168%, 6/10/44                               315               336
   07-C9, A4 6.010%, 12/10/49(3)                           675               698
Credit Suisse Mortgage Capital Certificates
   06-C1, A3 5.548%, 2/15/39(3)                            100               106
   06-C4, A3 5.467%, 9/15/39                             2,080             2,044
   06-C5, A3 5.311%, 12/15/39                              440               435
DLJ Mortgage Acceptance Corp. 96-I,
   (Principal Only) 144A 0.000%,
   9/18/11 (4)(7)                                            2                 2
Greenwich Capital Commercial Funding Corp.
   07-GG9, A4 5.444%, 3/10/39                            2,100             2,104
Lehman Brothers - UBS Commercial Mortgage
   Trust 06-C7, A3 5.347%, 11/15/38                      1,955             2,017
Morgan Stanley Capital I
   04-T15, A3 5.030%, 6/13/41                              490               508
   06-T23, A4 5.810%, 8/12/41(3)                         1,030             1,103
   07-T27, A4 5.649%, 6/11/42(3)                         1,050             1,100
   05-IQ9, A3 4.540%, 7/15/56                              645               652
OBP Depositor LLC Trust 10-OBP, A 144A
   4.646%, 7/15/45 (4)                                     870               886

                                                  PAR VALUE           VALUE
                                               ---------------   ---------------
NON-AGENCY--(CONTINUED)
Paine Webber Mortgage Acceptance Corp.
   99-C1, D 7.150%, 6/15/32                    $            87   $            87
Wachovia Bank Commercial Mortgage Trust
   05-C19, A5 4.661%, 5/15/44                            3,145             3,236
   07-C34, A3 5.678%, 5/15/46                              810               814
                                                                 ---------------
                                                                          16,905
                                                                 ---------------
TOTAL MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $65,559)                                                 69,698
                                                                 ---------------
ASSET-BACKED SECURITIES--0.0%
Capital Auto Receivables Asset Trust Series
   06-2, A3A 4.980%, 5/15/11                                 2                 2
Carmax Auto Owner Trust 07-2, A3 5.230%,
   12/15/11                                                 51                52
                                                                 ---------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $53)                                                         54
                                                                 ---------------
CORPORATE BONDS--51.7%
CONSUMER DISCRETIONARY--5.7%
Affinion Group, Inc. 10.125%, 10/15/13                     560               577
Avis Budget Car Rental LLC/Avis Budget
   Finance, Inc. 7.625%, 5/15/14                           610               590
Cablevision Systems Corp. 144A 8.000%,
   4/15/20 (4)                                              85                87
Cequel Communications Holdings I LLC /
   Cequel Capital Corp. 144A 8.625%,
   11/15/17 (4)                                            360               360
Comcast Corp. 5.700%, 7/1/19                               980             1,077
Discovery Communications LLC 3.700%, 6/1/15                465               477
Echostar DBS Corp. 7.125%, 2/1/16                          530               534
Fortune Brands, Inc. 3.000%, 6/1/12                        910               921
Hasbro, Inc. 6.300%, 9/15/17                               135               140
NBC Universal, Inc.
   144A 3.650%, 4/30/15(4)                                 400               409
   144A 5.150%, 4/30/20(4)                               1,000             1,043
Nebraska Book Co., Inc. 10.000%, 12/1/11                 1,125             1,131
Scientific Games International, Inc. 9.250%,
   6/15/19                                                 700               719
Sinclair Broadcast Group, Inc. 8.000%,
   3/15/12(14)                                             785               768
Time Warner Cable, Inc. 5.000%, 2/1/20                     815               834
United Artists Theatre Circuit, Inc.
   Series BD-1 9.300%, 7/1/15 (6)(8)                        23                21

                                VIRTUS BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2010 (UNAUDITED)

($ reported in thousands)

                                                  PAR VALUE           VALUE
                                               ---------------   ---------------
CONSUMER DISCRETIONARY--(CONTINUED)
Unitymedia Hessen GmbH & Co. KG / Unitymedia
   NRW GmbH 144A 8.125%, 12/1/17 (4)           $         1,120   $         1,103
WMG Holdings Corp. 9.500%, 12/15/14(3)(14)                 485               485
                                                                 ---------------
                                                                          11,276
                                                                 ---------------
CONSUMER STAPLES--3.0%
Alliance One International, Inc. 144A
   10.000%, 7/15/16 (4)                                    725               741
Altria Group, Inc. 9.250%, 8/6/19                          495               618
Anheuser-Busch Inbev Worldwide, Inc. 3.000%,
 10/15/12                                                  900               924
Delhaize Group 6.500%, 6/15/17                             725               835
Kraft Foods, Inc.
   5.625%, 11/1/11                                         545               574
   2.625%, 5/8/13                                          360               367
   6.125%, 2/1/18                                          535               607
Philip Morris International, Inc. 6.875%,
   3/17/14                                                 275               318
Reynolds American, Inc. 6.750%, 6/15/17                     95               103
Stater Brothers Holdings, Inc. 8.125%,
   6/15/12                                                 940               945
                                                                 ---------------
                                                                           6,032
                                                                 ---------------
ENERGY--2.9%
Bristow Group, Inc. 6.125%, 6/15/13                        175               173
Chesapeake Energy Corp. 7.250%, 12/15/18                   245               254
Enbridge Energy Partners LP 5.875%, 12/15/16               350               381
Energy Transfer Partners LP
   8.500%, 4/15/14                                         755               875
   6.700%, 7/1/18                                          570               613
EOG Resources, Inc. 6.875%, 10/1/18                        360               438
Harvest Operations Corp. 7.875%, 10/15/11                  915               926
Kinder Morgan Energy Partners LP
   5.850%, 9/15/12                                         415               445
   9.000%, 2/1/19                                          500               622
Petroleos Mexicanos 144A 4.875%, 3/15/15 (4)               390               404
Petropower I Funding Trust 144A 7.360%,
   2/15/14 (4)                                              79                80
Plains All American Pipeline LP / Plains All
   American Finance Corp. 4.250%, 9/1/12                   215               225
TransCanada Pipelines Ltd. 6.350%,
   5/15/67(3)                                              300               267
                                                                 ---------------
                                                                           5,703
                                                                 ---------------
FINANCIALS--23.5%
Ally Financial, Inc. 0.000%, 6/15/15                       590               372
American Express Co. 7.250%, 5/20/14                       795               904

                                                  PAR VALUE           VALUE
                                               ---------------   ---------------

FINANCIALS--(CONTINUED)
Bank of America Corp.
   5.750%, 8/15/16                             $           960   $           995
   5.750%, 12/1/17                                         960               996
   5.625%, 7/1/20                                          870               877
Bank of New York Mellon Corp. (The) 4.950%,
   11/1/12                                                 115               125
Barclays Bank plc
   Series 1, 5.000%, 9/22/16                               985             1,010
   144A 10.179%, 6/12/21(4)                                560               701
Bear Stearns Cos., Inc. LLC (The) 7.250%,
   2/1/18                                                  785               917
Capital One Capital VI 8.875%, 5/15/40                     320               333
Capital One Financial Corp.
   5.700%, 9/15/11                                         620               645
   7.375%, 5/23/14                                         365               417
   6.150%, 9/1/16                                          625               661
Chubb Corp. 6.375%, 3/29/67(3)                             420               403
Citigroup, Inc.
   5.000%, 9/15/14                                       1,745             1,745
   4.875%, 5/7/15                                          280               278
Credit Suisse First Boston 6.000%, 2/15/18                 630               657
Credit Suisse Guernsey Ltd. 5.860%,
   11/15/49(3)                                             815               719
Credit Suisse USA, Inc. 5.850%, 8/16/16                    135               149
CVS Pass-Through Trust 144A 7.507%,
   1/10/32 (4)                                             318               362
Duke Realty LP 5.950%, 2/15/17                             950               970
Export-Import Bank of Korea 5.500%, 10/17/12               135               143
Ford Motor Credit Co. LLC 7.500%, 8/1/12                   625               639
General Electric Capital Corp.
   2.800%, 1/8/13                                        1,340             1,355
   5.500%, 1/8/20                                        1,130             1,194
Genworth Global Funding Trusts 5.125%,
   3/15/11                                                 925               942
Goldman Sachs Group, Inc. (The) 6.000%,
   6/15/20                                                 470               485
Household Finance Co. 8.000%, 7/15/10                      300               300
Icahn Enterprises LP / Icahn Enterprises
   Finance Corp. 144A 8.000%,
   1/15/18 (4)(14)                                       1,305             1,272
ICICI Bank Ltd. RegS 5.750%, 11/16/10(5)                   105               106
ING Capital Funding Trust III 8.439%,
   12/31/49(3)                                           1,060               928
International Lease Finance Corp.
   144A 8.625%, 9/15/15(4)                                 100                95
   144A 8.750%, 3/15/17(4)                                 460               437
JPMorgan Chase & Co.
   5.750%, 1/2/13                                        1,020             1,097
   5.125%, 9/15/14                                         860               918

                                VIRTUS BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2010 (UNAUDITED)

($ reported in thousands)

                                                  PAR VALUE           VALUE
                                               ---------------   ---------------
FINANCIALS--(CONTINUED)
   3.700%, 1/20/15                             $           620   $           634
   Series 1, 7.900%, 12/31/49(3)                           395               407
Lincoln National Corp. 5.650%, 8/27/12                   1,195             1,264
Macquarie Group Ltd. 144A 7.300%, 8/1/14 (4)               870               959
MetLife, Inc. 6.750%, 6/1/16                               210               238
Metropolitan Life Global Funding I 144A
   2.875%, 9/17/12 (4)                                     980             1,003
Morgan Stanley
   6.000%, 4/28/15                                         615               643
   6.625%, 4/1/18                                        1,215             1,273
Protective Life Secured Trust 4.000%, 4/1/11             1,670             1,704
Prudential Financial, Inc.
   3.625%, 9/17/12                                         820               845
   6.200%, 1/15/15                                         505               556
   7.375%, 6/15/19                                         520               602
   8.875%, 6/15/38(3)                                      605               638
Rabobank Nederland NV 144A 11.000%,
   12/31/49 (3)(4)                                         425               525
Regions Financial Corp.
   0.707%, 6/26/12(3)                                    1,935             1,821
   4.875%, 4/26/13                                         560               563
   5.750%, 6/15/15                                         560               556
Resona Bank Ltd. 144A 5.850%, 9/29/49 (3)(4)               985               931
Royal Bank of Scotland Group plc 6.400%,
   10/21/19                                                490               497
Santander Issuances S.A Unipersonal 144A
   5.911%, 6/20/16 (4)                                   1,085             1,089
Simon Property Group LP 6.750%, 5/15/14                  1,090             1,225
SunTrust Banks, Inc. 5.250%, 11/5/12                       310               325
Teachers Insurance & Annuity Association of
 America 144A 6.850%, 12/16/39 (4)                         480               559
UBS Preferred Funding Trust I 8.622%,
   10/29/49(3)                                             600               586
UDR, Inc. 5.250%, 1/15/15                                  150               153
Wachovia Corp.
   4.875%, 2/15/14                                         200               209
   5.750%, 2/1/18                                          570               624
WEA Finance LLC/WCI Finance LLC 144A
   5.700%, 10/1/16 (4)                                   1,065             1,134
Wells Fargo Capital XIII 7.700%, 3/26/13(3)                460               465
Westfield Capital Corp. Ltd./ Westfield
   Finance Authority 144A 5.125%,
   11/15/14 (4)                                            150               157
                                                                 ---------------
                                                                          46,332
                                                                 ---------------

                                                  PAR VALUE           VALUE
                                               ---------------   ---------------
HEALTH CARE--1.9%
Boston Scientific Corp. 6.000%, 1/15/20        $           865   $           860
Express Scripts, Inc.
   5.250%, 6/15/12                                         775               828
   7.250%, 6/15/19                                         245               296
Pfizer, Inc. 4.450%, 3/15/12                               625               660
Teva Pharmaceutical Finance II BV/Teva
   Pharmaceutical Finance III LLC 3.000%,
   6/15/15                                                 750               765
Thermo Fisher Scientific, Inc. 2.150%,
   12/28/12                                                435               440
                                                                 ---------------
                                                                           3,849
                                                                 ---------------
INDUSTRIALS--3.5%
ARAMARK Corp. 8.500%, 2/1/15                               495               502
Case New Holland, Inc. 7.125%, 3/1/14                      640               662
Corrections Corp. of America 7.750%, 6/1/17              1,020             1,063
DI Finance/DynCorp International, Inc.
   Series B 9.500%, 2/15/13                              2,935             3,027
DynCorp International, Inc. 144A 10.375%,
   7/1/17 (4)                                              210               212
Hutchison Whampoa International Ltd. 144A
   5.750%, 9/11/19 (4)                                     435               464
Travelport LLC 9.875%, 9/1/14                              975               982
                                                                 ---------------
                                                                           6,912
                                                                 ---------------
INFORMATION TECHNOLOGY--1.2%
Fiserv, Inc. 6.125%, 11/20/12                              920             1,009
Intuit, Inc. 5.750%, 3/15/17                               430               473
Viasat, Inc. 8.875%, 9/15/16                               105               107
Xerox Corp. 4.250%, 2/15/15                                680               704
                                                                 ---------------
                                                                           2,293
                                                                 ---------------
MATERIALS--1.8%
Ball Corp. 6.750%, 9/15/20                                 245               249
Dow Chemical Co. (The)
   6.000%, 10/1/12                                       1,050             1,129
   5.900%, 2/15/15                                         970             1,060
Holcim U.S. Finance S.A.R.L. & Cie S.C.S
   144A 6.000%, 12/30/19 (4)                               435               464
Huntsman International LLC 144A 8.625%,
   3/15/20 (4)                                             110               102
Solutia, Inc. 7.875%, 3/15/20                              510               511
                                                                 ---------------
                                                                           3,515
                                                                 ---------------

                                VIRTUS BOND FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2010 (UNAUDITED)

($ reported in thousands)

                                                  PAR VALUE           VALUE
                                               ---------------   ---------------
TELECOMMUNICATION SERVICES--4.9%
Alltel Corp. 7.000%, 7/1/12                    $           350   $           387
France Telecom SA 4.375%, 7/8/14                           355               383
GCI, Inc. 144A 8.625%, 11/15/19 (4)                        745               747
Global Crossing Ltd. 144A 12.000%,
   9/15/15 (4)                                             550               586
NII Capital Corp. 8.875%, 12/15/19                         910               924
Qwest Corp. 7.875%, 9/1/11                               1,055             1,097
SBC Communications 5.875%, 2/1/12                          130               139
Sprint Capital Corp. 8.375%, 3/15/12                     1,045             1,101
Telcordia Technologies, Inc. 144A 11.000%,
   5/1/18 (4)                                              430               411
Telecom Italia Capital SA
   5.250%, 10/1/15                                         215               217
   6.999%, 6/4/18                                           95               101
   7.175%, 6/18/19                                         615               662
Telefonica Emisiones 5.134%, 4/27/20                       795               797
Telefonica Emisiones SAU 5.984%, 6/20/11                 1,080             1,120
Virgin Media Finance plc 8.375%, 10/15/19                  545               554
Windstream Corp. 7.000%, 3/15/19                           435               403
                                                                 ---------------
                                                                           9,629
                                                                 ---------------
UTILITIES--3.3%
Appalachian Power Co. 5.550%, 4/1/11                       810               834
Atmos Energy Corp. 6.350%, 6/15/17                         465               517
CMS Energy Corp. 6.250%, 2/1/20                            760               727
Dominion Resources, Inc. 8.875%, 1/15/19                   180               238
FirstEnergy Solutions Corp. 6.050%, 8/15/21                435               444
Florida Power Corp. 6.650%, 7/15/11                        520               547
Georgia Power Co. 6.000%, 11/1/13                          335               379
Nevada Power Co. Series O 6.500%, 5/15/18                  730               833
Pacific Gas & Electric Co. 8.250%, 10/15/18                650               832
Sempra Energy 6.500%, 6/1/16                                40                46
South Carolina Electric & Gas Co. 6.500%,
   11/1/18                                                 310               370
Virginia Electric & Power Co. Series A 5.400%,
   1/15/16                                                 645               720
                                                                 ---------------
                                                                           6,487
                                                                 ---------------
TOTAL CORPORATE BONDS
(IDENTIFIED COST $97,211)                                                102,028
                                                                 ---------------
LOAN AGREEMENTS(3)--2.1%
CONSUMER DISCRETIONARY--0.5%
KAR Holdings, Inc. Tranche 3.047%, 10/19/13              1,000               952
                                                                 ---------------

                                                  PAR VALUE           VALUE
                                               ---------------   ---------------
CONSUMER STAPLES--0.3%
Roundy's Supermarkets, Inc. Tranche 10.000%,
   4/16/16                                     $           500   $           503
                                                                 ---------------
FINANCIALS--0.3%
AGFS Funding Co. Tranche 7.250%, 4/21/15                   575               561
                                                                 ---------------
HEALTH CARE--0.5%
Biomet, Inc. Tranche B, 3.290%, 3/25/15                    997               958
                                                                 ---------------
INFORMATION TECHNOLOGY--0.1%
Reynolds & Reynolds Co. (The) Tranche B
   5.250%, 4/21/17                                         238               236
                                                                 ---------------
UTILITIES--0.4%
Calpine Corp. Tranche, 3.165%, 3/29/14                     915               841
                                                                 ---------------
TOTAL LOAN AGREEMENTS
(IDENTIFIED COST $4,171)                                                   4,051
                                                                 ---------------
TOTAL LONG TERM INVESTMENTS--96.0%
(IDENTIFIED COST $179,283)                                               189,462
                                                                 ---------------

                                                    SHARES            VALUE
                                               ---------------   ---------------
SHORT-TERM INVESTMENTS--5.4%
MONEY MARKET MUTUAL FUNDS--5.4%
BlackRock Institutional Money Market Trust
   (seven-day effective yield 0.293%).(15)             998,865               999
BlackRock Liquidity Funds TempCash Portfolio
   - Institutional Shares (seven-day
   effective yield 0.197%).(15)                      1,543,980             1,544
BlackRock Liquidity Funds TempFund Portfolio
   - Institutional Shares (seven-day
   effective yield 0.177%)                           8,181,621             8,182
                                                                 ---------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $10,725)                                                 10,725
                                                                 ---------------
TOTAL INVESTMENTS--101.4%
(IDENTIFIED COST $190,008)                                               200,187(1)
Other Assets and Liabilities--(1.4)%                                      (2,729)
                                                                 ---------------
NET ASSETS--100.0%                                               $       197,458
                                                                 ===============

ABBREVIATIONS:

AGM     Assured Guaranty Municipal Corp.
FHLMC   Federal Home Loan Mortgage Corporation ("Freddie Mac").
FNMA    Federal National Mortgage Association ("Fannie Mae").
GNMA    Government National Mortgage Association ("Ginnie Mae")

                                VIRTUS BOND FUND
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2010 (UNAUDITED)

($ reported in thousands)

COUNTRY WEIGHTINGS as of 6/30/10 +
----------------------------------
United States (includes short-term investments)       92%
Australia                                              1
Canada                                                 1
Germany                                                1
Spain                                                  1
United Kingdom                                         1
Other                                                  3
                                                     ---
Total                                                100%
                                                     ===

+    % of total investments as of June 30, 2010

Virtus Bond Fund

The following table provides a summary of inputs used to value the Fund's net assets as of June 30, 2010 (See Security Valuation Note 1A in the Notes to Schedules of Investments.):

                                                                   LEVEL 2        LEVEL 3
                                                                 SIGNIFICANT    SIGNIFICANT
                                TOTAL VALUE AT      LEVEL 1       OBSERVABLE   UNOBSERVABLE
                                 JUNE 30, 2010   QUOTED PRICES      INPUTS        INPUTS
                                --------------   -------------   -----------   ------------
Debt Securities:
   Asset-Backed Securities         $     54         $    --        $     54         $--
   Corporate Debt                   102,028              --         102,007          21
   Loan Agreements                    4,051              --           4,051          --
   Mortgage-Backed Securities        69,698              --          69,698          --
   Municipal Securitiea               1,176              --           1,176          --
   U.S. Government Securities        12,455              --          12,455          --
Equity Securities:
   Short-Term Investments            10,725          10,725              --          --
                                   --------         -------        --------         ---
Total Investments                   200,187          10,725         189,441          21
                                   ========         =======        ========         ===

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                        1 |

Bond Fund

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.

                                                               Mortgage-
                                                                Backed     Corporate
INVESTMENTS IN SECURITIES                            TOTAL    Securities      Debt
-------------------------                          --------   ----------   ---------
BALANCE AS OF SEPTEMBER 30, 2009:                  $ 248       $ 139         $109
Accrued Discount/(Premium)                             1          --(2)         1
Realized Gain (Loss)                                  --(2)       --(2)        --(b)
Change in Unrealized Appreciation (Depreciation)       1           1           --(b)
Net Purchases/(Sales)(c)                            (149)       (140)          (9)
Transfers In and/or Out of Level 3(a)                (80)         --          (80)
                                                   -----       -----         ----
BALANCE AS OF JUNE 30, 2010                        $  21       $  --         $ 21
                                                   =====       =====         ====

(a) "Transfers in and/or out" represent the ending value as of June 30. 2010, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.

(b)  Amount is less than $500.

(c)  Includes paydowns on securities.

                         VIRTUS CA TAX-EXEMPT BOND FUND
                            SCHEDULE OF INVESTMENTS
                            JUNE 30, 2010 (UNAUDITED)

($ reported in thousands)

                                                  PAR VALUE           VALUE
                                               ---------------   ---------------
MUNICIPAL TAX-EXEMPT BONDS(9)--99.0%
DEVELOPMENT REVENUE--5.9%
Hercules Redevelopment Agency Tax-Allocation
   (AMBAC Insured) 5.000%, 8/1/29              $           500   $           375
Ontario Redevelopment Financing Authority
   (NATL  Insured)
   6.900%, 8/1/10                                           70                70
   5.250%, 8/1/13                                          500               519
San Diego Redevelopment Agency (AMBAC
   Insured)
   Series B 5.350%, 9/1/24                               1,000             1,002
   Series A 4.750%, 9/1/30                                 500               459
Santa Clara Redevelopment Agency Tax
   Allocation (NATL Insured) 5.000%, 6/1/22              1,000               997
                                                                 ---------------
                                                                           3,422
                                                                 ---------------
EDUCATION REVENUE--3.4%
North City West School Facilities Financing
   Authority, Series B (AMBAC Insured)
   5.250%, 9/1/19                                        1,000             1,016
Sweetwater Unified High School District,
   Public Financing Authority, Series A (AGM
   Insured) 5.000%, 9/1/29                               1,000               980
                                                                 ---------------
                                                                           1,996
                                                                 ---------------
GENERAL OBLIGATION--16.3%
Antelope Valley Union High School District,
   Series A (NATL Insured) 5.000%, 2/1/27                1,000             1,014
Brea Olinda Unified School District, Series
   A (NATL, FGIC Insured) 6.000%, 8/1/15                   150               176
Butte-Glenn Community College District,
   Series A (NATL Insured) 5.500%, 8/1/19                1,000             1,063
California State
   5.250%, 6/1/16                                           65                66
   5.500%, 3/1/26                                          500               526
   5.000%, 12/1/37                                         250               238
California State Veterans Bonds,
   Series BG 5.150%, 12/1/14                               895               896
   Series CC 4.500%, 12/1/37                               330               292
Gilroy Unified School District (NATL, FGIC
   Insured) 5.000%, 8/1/27                                 500               510

                                                  PAR VALUE           VALUE
                                               ---------------   ---------------
GENERAL OBLIGATION--(CONTINUED)
Grossmont-Cuyamaca Community College
   District Election of 2002 Series A
   (NATL Insured) 5.000%, 8/1/19               $            40   $            43
Los Angeles Unified School District Series C
   (AGM Insured) 5.000%, 7/1/24                            500               525
Los Angeles Unified School District, Series
   A-1 (NATL Insured) 4.500%, 1/1/28                       500               473
New Haven Unified School District (AGM)
   0.000%, 8/1/33                                        1,500               360
Norwalk-La Mirada Unified School District
   Series  D (AGM Insured) 0.000%, 8/1/33                1,500               356
Placer Union High School District (AGM
   Insured) 0.000%, 8/1/32                               1,500               379
Rancho Santiago Community College District
   (AGM Insured) 0.000%, 9/1/27                          1,200               431
San Rafael Elementary School District (NATL,
   FGIC Insured) 0.000%, 8/1/26                          1,000               442
Walnut Valley Unified School District,
   Series A (NATL Insured) 0.000%, 8/1/19                3,095             1,704
                                                                 ---------------
                                                                           9,494
                                                                 ---------------
GENERAL REVENUE--16.8%
Anaheim Public Financing Authority, Series C
   (AGM Insured) 6.000%, 9/1/16                          1,600             1,816
Golden State Tobacco Securitization Corp.,
   Series A-1
   5.125%, 6/1/47                                        1,250               799
   5.750%, 6/1/47                                        1,000               711
Los Angeles County Public Works Financing
   Authority, Series A (AGM Insured) 5.500%,
   10/1/18                                                 390               437
Pomona, Certificates of Participation (AMBAC
   Insured) 5.500%, 6/1/28                               1,365             1,449
San Diego County, Certificates of
   Participation (AMBAC Insured) 5.250%,
   11/1/15                                                 960             1,007
South Bay Regional Public Communications
   Authority (ACA Insured) 4.750%, 1/1/31                  635               493
South Coast Air Quality Management District
   Building Corp. (AMBAC Insured) 6.000%,
   8/1/11                                                1,000             1,015
State Public Works Board of the State of
   California Department of Health Services,
   Richmond Lab
   Series B (XLCA Insured) 5.000%, 11/1/17                 460               482
   Highway Patrol Series C 5.250%, 11/1/20                 500               504

                         VIRTUS CA TAX-EXEMPT BOND FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2010 (UNAUDITED)

($ reported in thousands)

                                                  PAR VALUE           VALUE
                                               ---------------   ---------------
GENERAL REVENUE--(CONTINUED)
   Department of General Services Buildings
   8 & 9
   Series A 6.125%, 4/1/29                     $           500   $           526
   Various Capital Projects Series G-1
      5.750%, 10/1/30                                      500               507
                                                                 ---------------
                                                                           9,746
                                                                 ---------------
HIGHER EDUCATION REVENUE--2.6%
University of California
   Series D (NATL, FGIC Insured) 5.000%,
      5/15/28                                              500               522
   Series G (NATL, FGIC Insured) 4.750%,
      5/15/35                                              525               518
   Series B 4.750%, 5/15/38                                500               483
                                                                 ---------------
                                                                           1,523
                                                                 ---------------
MEDICAL REVENUE--8.9%
California Health Facilities Financing
   Authority,
   Stanford Hospital and Clinics Series A
      5.000%, 11/15/14                                     250               272
   Cedars-Sinai Medical Center 5.000%,
      11/15/34                                             500               484
   Providence Health & Services Series C
      6.500%, 10/1/38                                      300               334
   Kaiser Permanente Series A 5.250%, 4/1/39               500               488
California State Public Works Board,
   Department of Mental Health Series A
   5.500%, 6/1/16                                        1,000             1,077
California Statewide Communities Development
   Authority,
   Kaiser Permanente, Series B 5.000%,
      3/1/41                                               500               468
   Sutter Health, Series B 5.625%, 8/15/42               1,000             1,003
   St. Joseph Health System  (FGIC Insured)
      5.750%, 7/1/47                                       500               508
San Joaquin General Hospital Project,
   Certificates of Participation (NATL
   Insured) 5.250%, 9/1/12                                 100               101
Santa Clara County Financing Authority,
   Series A (AMBAC Insured) 7.750%, 11/15/11               400               437
                                                                 ---------------
                                                                           5,172
                                                                 ---------------
MUNICIPAL UTILITY DISTRICT REVENUE--1.7%
East Bay Municipal Utility District (NATL
   Insured) 5.000%, 6/1/35                                 500               516
Sacramento Municipal Utilities District
   Financing Authority (NATL Insured)
   4.750%, 7/1/26                                          500               480
                                                                 ---------------
                                                                             996
                                                                 ---------------

                                                  PAR VALUE           VALUE
                                               ---------------   ---------------
NATURAL GAS REVENUE--1.2%
Roseville Natural Gas Financing Authority
   5.000%, 2/15/24                             $           750   $           730
                                                                 ---------------
POWER REVENUE--0.6%
Northern California Power Agency,
   Hydroelectric Project No.1 Series A
   (NATL Insured) 5.200%, 7/1/32                           330               330
                                                                 ---------------
PRE-REFUNDED--29.8%
Contra Costa County Home Mortgage (GNMA
   Collateralized) 7.500%, 5/1/14 (17)                     500               616
Cypress Single Family Residential Mortgage,
   Series B (Private Mortgage Insurance)
   7.250%, 1/1/12 (17)                                     200               220
Duarte Redevelopment Agency Single Family
   Mortgage, Series A (FNMA Collateralized)
   6.875%, 11/1/11 (17)                                    300               326
Grossmont-Cuyamaca Community College
   District Election of 2002 Series A
   Pre-refunded 8/1/13 @100 (NATL Insured)
   5.000%, 8/1/13                                          210               235
Huntington Park Redevelopment Agency Single
   Family Residential Mortgage, Series A
   (FHA/VA/PRIV MTGS Insured) 8.000%,
   12/1/19 (17)                                          2,400             3,410
Los Angeles Harbor Department 7.600%,
   10/1/18(17)                                             780               949
M-S-R Public Power Agency San Juan Project,
 Series D (NATL Insured) 6.750%, 7/1/20 (17)             1,640             1,959
Northern California Power Agency,
   Hydroelectric Project No.1 Series A
   Pre-refunded 7/1/10 @100 (NATL Insured)
   5.000%, 7/1/15                                        1,000             1,000
   Pre-refunded 7/1/21 @ 100 (AMBAC Insured)
   7.500%, 7/1/23                                          195               267
Riverside County Redevelopment Agency,
   Pre-refunded 10/01/11 @ 102 (AMBAC
   Insured) 5.250%, 10/1/17                                250               270
Riverside County Single Family
   Series B (GNMA Collateralized) 8.625%,
      5/1/16(17)                                         1,000             1,324
   Series A (GNMA Collateralized) 7.800%,
      5/1/21(17)                                         4,000             5,551

                         VIRTUS CA TAX-EXEMPT BOND FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2010 (UNAUDITED)

($ reported in thousands)

                                                  PAR VALUE           VALUE
                                               ---------------   ---------------
PRE-REFUNDED--(CONTINUED)
Santa Clara Unified School District
   Pre-refunded 7/1/10 @101 (NATL, FGIC
   Insured) 5.500%, 7/1/20                     $         1,000   $         1,010
Stockton Housing Facility, Series A
   Pre-refunded 9/20/17 @ 100 (GNMA
   Collateralized) 5.600%, 3/20/28                         195               196
                                                                 ---------------
                                                                          17,333
                                                                 ---------------
TRANSPORTATION REVENUE--3.4%
Alameda Corridor Transportation Authority,
   Series A (NATL Insured)
   5.125%, 10/1/16                                         150               152
   5.125%, 10/1/17                                         125               126
Bay Area Toll Authority,
   San Fransisco Bay Area Series F-1 5.000%,
      4/1/34                                               500               517
   San Fransisco Bay Area Series F-1 5.125%,
      4/1/39                                               500               519
Los Angeles International Airport Series A
   5.000%, 5/15/40                                         500               506
San Francisco Bay Area Rapid Transit
   District 5.250%, 7/1/17                                 180               180
                                                                 ---------------
                                                                           2,000
                                                                 ---------------
WATER & SEWER REVENUE--8.4%
California Statewide Communities Development
   Authority, Anheuser-Busch Project 4.800%,
   9/1/46                                                1,000               853
Delta Diablo Sanitation District,
   Certificates of Participation (NATL
   Insured) 0.000%, 12/1/16                              1,070               789
El Dorado Irrigation District, Certificates
   of Participation, Series A (NATL, FGIC
   Insured) 5.250%, 3/1/16                                 365               391
Modesto Wastewater, Series A (AGM Insured)
   5.000%, 11/1/19                                         245               266
Mountain View Shoreline Regional Park
   Community, Series A (NATL Insured)
   5.500%, 8/1/21                                        1,000             1,003
Redlands Financing Authority, Series A (AGM
   Insured) 5.000%, 9/1/17                               1,000             1,023

                                                  PAR VALUE           VALUE
                                               ---------------   ---------------
WATER & SEWER REVENUE--(CONTINUED)
Westlands Water District,  Certificates of
 Participation (NATL Insured) 5.250%, 9/1/14   $           500   $           546
                                                                 ---------------
                                                                           4,871
                                                                 ---------------
TOTAL MUNICIPAL TAX-EXEMPT BONDS
   (IDENTIFIED COST $55,901)                                              57,613
                                                                 ---------------
TOTAL LONG TERM INVESTMENTS--99.0%
   (IDENTIFIED COST $55,901)                                              57,613
                                                                 ---------------

                                                    SHARES             VALUE
                                               ---------------   ---------------
SHORT-TERM INVESTMENTS--0.3%
MONEY MARKET MUTUAL FUNDS--0.3%
BlackRock Liquidity Funds TempFund Portfolio
   - Institutional Shares (seven-day
   effective yield 0.177%)                             153,582               154
                                                                 ---------------
TOTAL SHORT-TERM INVESTMENTS
   (IDENTIFIED COST $154)                                                    154
                                                                 ---------------
TOTAL INVESTMENTS--99.3%
   (IDENTIFIED COST $56,055)                                              57,767(1)
Other assets and liabilities, net--0.7%                                      381
                                                                 ---------------
NET ASSETS--100.0%                                               $        58,148
                                                                 ===============

ABBREVATIONS:

ACA   American Capital Access Financial Guarantee Corp.
AGM   Assured Guaranty Municipal Corp.
AMBAC American Municipal Bond Assurance Corporation.
FGIC  Financial Guaranty Insurance Company
FHA   Federal Housing Authority
FNMA  Federal National Mortgage Association ("Fannie Mae").
GNMA  Government National Mortgage Association ("Ginnie Mae")
NATL  National Public Finance Guarantee Corp.
XLCA  XL Capital Assurance

Virtus CA Tax-Exempt Bond Fund

The following table provides a summary of inputs used to value the Fund's net assets as of June 30, 2010 (See Security Valuation Note 1A in the Notes to Schedules of Investments.):

                                                                  LEVEL 2
                            TOTAL VALUE AT      LEVEL 1         SIGNIFICANT
                             JUNE 30, 2010   QUOTED PRICES   OBSERVABLE INPUTS
                            --------------   -------------   -----------------
Debt Securities:
   Municipal Securities         $57,613           $ --            $57,613
Equity Securities:
   Short-Term Investments           154            154                 --
                                -------           ----            -------
Total Investments                57,767            154             57,613
                                =======           ====            =======

There are no Level 3 (significant unobservable) priced securities.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                       1 |

                        VIRTUS FOREIGN OPPORTUNITIES FUND
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2010 (UNAUDITED)

($ reported in thousands)

                                                    SHARES            VALUE
                                               ---------------   ---------------
PREFERRED STOCK--2.9%
CONSUMER STAPLES--1.7%
Companhia de Bebidas das Americas ADR Pfd.
   2.94%                                               187,828   $        18,973
                                                                 ---------------
UTILITIES--1.2%
AES Tiete SA Pfd. 10.59%                             1,180,015            13,493
                                                                 ---------------
TOTAL PREFERRED STOCK
(IDENTIFIED COST $21,200)                                                 32,466
                                                                 ---------------
COMMON STOCKS--91.2%
CONSUMER DISCRETIONARY--3.2%
Hero Honda Motors Ltd.                                 171,800             7,537
Nitori Co., Ltd.                                       318,150            27,424
                                                                 ---------------
                                                                          34,961
                                                                 ---------------
CONSUMER STAPLES--39.2%
British American Tobacco plc                         1,860,455            59,043
Coca-Cola Amatil Ltd.                                1,275,800            12,774
Colruyt SA                                              72,344            17,018
Diageo plc                                           1,512,423            23,757
Imperial Tobacco Group plc                           1,729,110            48,313
ITC Ltd.                                             3,982,989            25,986
Nestle India Ltd.                                      147,288             9,098
Nestle S.A. Registered Shares                          971,800            46,859
Philip Morris International, Inc.                    1,200,572            55,034
Reckitt Benckiser Group plc                            672,417            31,277
SABMiller plc                                          461,714            12,947
Souza Cruz SA                                          568,311            21,410
Tesco plc                                            6,718,793            37,903
Woolworths Ltd.                                      1,288,113            29,157
                                                                 ---------------
                                                                         430,576
                                                                 ---------------
ENERGY--4.2%
Canadian Natural Resources Ltd.                        667,168            22,142
Core Laboratories N.V                                  158,220            23,355
                                                                 ---------------
                                                                          45,497
                                                                 ---------------
FINANCIALS--18.3%
Admiral Group plc                                      411,500             8,618
Amlin plc                                            2,627,323            15,121
CETIP SA - Balcao Organizado de Ativos e
   Derivativos                                         857,154             6,786
HDFC Bank Ltd.                                       1,410,250            57,916
Housing Development Finance Corp. Bank(18)             820,694            51,720

                                                    SHARES            VALUE
                                               ---------------   ---------------
FINANCIALS--(CONTINUED)
Muenchener Rueckversicherungs-Gesellschaft
   AG Registered Shares                                132,557   $        16,644
Power Corp. of Canada                                  436,676            10,464
QBE Insurance Group Ltd.                             1,114,251            16,908
Standard Chartered plc                                 699,463            17,032
                                                                 ---------------
                                                                         201,209
                                                                 ---------------
HEALTH CARE--14.0%
Cie Generale D'optique Essilor International
   SA                                                  344,254            20,457
Cipla Ltd.                                           1,099,647             7,970
Covidien plc                                           820,666            32,974
Novartis AG Registered Shares                          346,148            16,776
Novo Nordisk A/S Class B                               578,217            46,716
Roche Holding AG Registered Shares                     206,863            28,473
                                                                 ---------------
                                                                         153,366
                                                                 ---------------
INDUSTRIALS--7.7%
Bharat Heavy Electricals Ltd.                          235,036            12,383
Bureau Veritas SA                                      173,703             9,408
Capita Group plc (The)                               1,829,153            20,152
De La Rue plc                                          909,940            12,847
G4S plc                                              2,756,884            10,930
Secom Co. Ltd.                                         431,900            19,179
                                                                 ---------------
                                                                          84,899
                                                                 ---------------
INFORMATION TECHNOLOGY--2.4%
Cielo SA                                             1,541,800            13,103
Redecard SA                                            932,460            13,178
                                                                 ---------------
                                                                          26,281
                                                                 ---------------
UTILITIES--2.2%
CPFL Energia SA                                        560,300            12,292
Scottish & Southern Energy plc                         716,018            11,925
                                                                 ---------------
                                                                          24,217
                                                                 ---------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $876,824)                                             1,001,006
                                                                 ---------------
SUBSCRIPTION RECEIPTS--0.0%
CETIP SA - Balcao Organizado de Ativos e
   Derivativos R/S(2)                                    1,105                 9
                                                                 ---------------
TOTAL SUBSCRIPTION RECEIPTS
(IDENTIFIED COST $8)                                                           9
                                                                 ---------------
TOTAL LONG TERM INVESTMENTS--94.1%
(IDENTIFIED COST $898,032)                                             1,033,481
                                                                 ---------------

                        VIRTUS FOREIGN OPPORTUNITIES FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2010 (UNAUDITED)

($ reported in thousands)

                                                    SHARES            VALUE
                                               ---------------   ---------------
SHORT-TERM INVESTMENTS--3.7%
MONEY MARKET MUTUAL FUNDS--3.7%
Dreyfus Cash Management Fund - Institutional
   Shares (seven-day effective yield 0.130%)        40,121,119   $        40,121
                                                                 ---------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $40,121)                                                 40,121
                                                                 ---------------
TOTAL INVESTMENTS--97.8%
(IDENTIFIED COST $938,153)                                             1,073,602(1)
Other assets and liabilities, net--2.2%                                   23,617
                                                                 ---------------
NET ASSETS--100.0%                                               $     1,097,219
                                                                 ===============

ABBREVIATIONS:

ADR  American Depositary Receipt.

FOREIGN CURRENCIES:

AUD  Australian Dollar
BRL  Brazil Real
CAD  Canadian Dollar
CHF  Swiss Franc
EUR  European Currency Unit
GBP  United Kingdom Pound Sterling
INR  Indian Rupee

At June 30, 2010, the Fund had entered into forward currency contracts as follows (reported in 000's):

                                                                                  Unrealized
                                                                                 Appreciation
Contracts to Buy   In Exchange for   Counterparty   Settlement Date    Value    (Depreciation)
----------------   ---------------   ------------   ---------------   -------   --------------
 BRL    43,652       USD 23,579        Citibank         12/02/10      $23,298      $  (281)
 CAD    16,242       USD 15,563        Citibank         11/30/10      $15,238      $  (325)
 CHF    24,350       USD 22,220        Citibank         11/19/10      $22,662      $   442
 EUR    29,757       USD 36,810        Citibank          9/27/10      $36,407      $  (403)
 EUR    14,827       USD 18,354        Citibank         12/10/10      $18,148      $  (206)
 INR 1,421,475       USD 30,126        Citibank         11/18/10      $30,151      $    25
 INR   692,532       USD 14,778        Citibank         11/18/10      $14,690      $   (88)
 INR   744,878       USD 15,951        Citibank         11/18/10      $15,800      $  (151)
 INR 1,016,172       USD 21,763        Citibank         11/18/10      $21,554      $  (209)
                                                                                   -------
                                                                                    (1,196)
                                                                                   -------

                                                                                    Unrealized
                                                                                   Appreciation
Contracts to Sell   In Exchange for   Counterparty   Settlement Date     Value    (Depreciation)
-----------------   ---------------   ------------   ---------------   --------   --------------
  AUD     8,593       USD   7,126       Citibank         11/19/10      $  7,111      $    15
  AUD    36,645       USD  31,398       Citibank         11/19/10      $ 30,324      $ 1,074
  BRL     9,978       USD   5,240       Citibank         12/02/10      $  5,325      $   (85)
  BRL    16,641       USD   8,752       Citibank         12/02/10      $  8,881      $  (129)
  BRL    17,033       USD   8,976       Citibank         12/02/10      $  9,091      $  (115)
  CAD    16,242       USD  15,426       Citibank         11/30/10      $ 15,238      $   188
  CHF    12,036       USD  10,508       Citibank         11/19/10      $ 11,202      $  (694)
  CHF    12,314       USD  10,840       Citibank         11/19/10      $ 11,460      $  (620)
  EUR    16,939       USD  22,333       Citibank          9/27/10      $ 20,725      $ 1,608
  EUR    12,818       USD  17,103       Citibank          9/27/10      $ 15,683      $ 1,420
  EUR    46,968       USD  56,340       Citibank         12/10/10      $ 57,488      $(1,148)
  GBP    30,073       USD  44,297       Citibank          9/27/10      $ 44,930      $  (633)
  GBP    95,963       USD 142,760       Citibank          9/27/10      $143,372      $  (612)
  INR 3,875,056       USD  84,272       Citibank         11/18/10      $ 82,195      $ 2,077
                                                                                     -------
                                                                                     $ 2,347
                                                                                     -------
                                                                                     $ 1,151
                                                                                     =======

                        VIRTUS FOREIGN OPPORTUNITIES FUND
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2010 (UNAUDITED)

($ reported in thousands)

COUNTRY WEIGHTINGS as of 6/30/10 +
----------------------------------

United Kingdom                                        29%
India                                                 16
Brazil                                                 9
Switzerland                                            9
United States (includes short-term investments)        9
Australia                                              5
Denmark                                                4
Other                                                 19
                                                     ---
Total                                                100%
                                                     ===

+    % of total investments as of June 30, 2010

Virtus Foreign Opportunities Fund

The following table provides a summary of inputs used to value the Fund's net assets as of June 30, 2010 (See Security Valuation Note 1A in the Notes to Schedules of Investments.):

ASSETS TABLE

                                                                    LEVEL 2
                                                                  SIGNIFICANT
                                 TOTAL VALUE AT      LEVEL 1       OBSERVABLE
INVESTMENTS IN SECURITIES:        JUNE 30, 2010   QUOTED PRICES      INPUTS
--------------------------       --------------   -------------   -----------
Equity Securities:
   Common Stocks                   $1,001,006        $210,739       $790,267
   Preferred Stock                     32,466          32,466             --
   Subscription Receipts                    9              --              9
   Short-term Investments              40,121          40,121             --
                                   ----------        --------       --------
Total Investments                   1,073,602         283,326        790,276
                                   ==========        ========       ========
Other Financial Instruments:
   Forward Currency Contracts+          1,151              --          1,151

There are no Level 3 (significant unobservable) priced securities.

+    Valued at the unrealized appreciation (depreciation) on the investments

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                      1 |

                        VIRTUS GLOBAL INFRASTRUCTURE FUND
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2010 (UNAUDITED)

($ reported in thousands)

                                                    SHARES            VALUE
                                               ---------------   ---------------
COMMON STOCKS--98.6%
CONSUMER DISCRETIONARY--1.6%
SES SA (Luxembourg)                                     51,350   $         1,068
                                                                 ---------------
ENERGY--21.0%
Enbridge, Inc. (Canada)                                 96,070             4,477
Spectra Energy Corp. (United States)                   149,450             2,999
TransCanada Corp. (Canada)                             106,700             3,567
Williams Cos., Inc. (The) (United States)              156,940             2,869
                                                                 ---------------
                                                                          13,912
                                                                 ---------------
INDUSTRIALS--13.8%
Abertis Infraestructuras S.A. (Spain)                   89,713             1,290
Atlantia S.p.A. (Italy)                                101,556             1,800
Ferrovial SA (Spain)                                    73,760               477
Fraport AG Frankfurt Airport Services
   Worldwide (Germany)                                  24,000             1,021
Hamburger Hafen Und Logistik AG (Germany)               20,470               655
Koninklijke Vopak NV (Netherlands)                      44,980             1,648
Transurban Group (Australia)                           429,620             1,525
Vinci SA (France)                                       18,000               747
                                                                 ---------------
                                                                           9,163
                                                                 ---------------
TELECOMMUNICATION SERVICES--31.1%
American Tower Corp. Class A
   (United States)(2)                                   36,150             1,609
AT&T, Inc. (United States)                             139,370             3,371
CenturyLink, Inc. (United States)                       29,770               992
Crown Castle International Corp. (United
   States)(2)                                           38,170             1,422
France Telecom SA Sponsored ADR (France)                52,130               902
Koninklijke KPN N.V. (Netherlands)                      62,160               792
Nippon Telegraph & Telephone Corp. ADR
   (Japan)                                              34,290               698
Rogers Communications, Inc. Class B (Canada)            32,030             1,046
Singapore Telecommunications Ltd.
   (Singapore)                                         401,400               868
Telefonica S.A. Sponsored ADR (Spain)                   27,830             1,545
TELUS Corp. (Canada)                                    35,330             1,333
Verizon Communications, Inc. (United States)            65,520             1,836
Vodafone Group plc Sponsored  ADR (United
   Kingdom)                                            139,470             2,883
Windstream Corp. (United States)                       127,430             1,346
                                                                 ---------------
                                                                          20,643
                                                                 ---------------
UTILITIES--31.1%
American Water Works Co., Inc.
   (United States)                                      32,670               673

                                                    SHARES            VALUE
                                               ---------------   ---------------
UTILITIES--(CONTINUED)
CenterPoint Energy, Inc. (United States)                51,870   $           683
Centrica plc (United Kingdom)                          277,540             1,225
CMS Energy Corp. (United States)                        48,460               710
DTE Energy Co. (United States)                          21,530               982
E.ON AG (Germany)                                       47,350             1,273
Energias de Portugal SA (Portugal)                     200,410               596
Entergy Corp. (United States)                           16,010             1,147
ITC Holdings Corp. (United States)                      16,650               881
NextEra Energy, Inc. (United States)                    26,500             1,292
Northeast Utilities (United States)                     21,770               555
Northwest Natural Gas Co. (United States)               16,000               697
NSTAR (United States)                                   21,340               747
NV Energy, Inc. (United States)                         54,390               642
ONEOK, Inc. (United States)                             13,870               600
Public Service Enterprise Group, Inc.
   (United States)                                      36,560             1,145
Questar Corp. (United States)                           26,150             1,190
Red Electrica Corp. S.A. (Spain)                        13,740               492
RWE AG (Germany)                                        12,600               824
Sempra Energy (United States)                           25,090             1,174
Southern Co. (The) (United States)                      21,990               732
Tokyo Electric Power Co., Inc. (The) (Japan)            30,760               837
Wisconsin Energy Corp. (United States)                  16,300               827
Xcel Energy, Inc. (United States)                       37,080               764
                                                                 ---------------
                                                                          20,688
                                                                 ---------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $71,209)                                                 65,474
                                                                 ---------------
TOTAL LONG TERM INVESTMENTS--98.6%
(IDENTIFIED COST $71,209)                                                 65,474
                                                                 ---------------
SHORT-TERM INVESTMENTS--1.0%
MONEY MARKET MUTUAL FUNDS--1.0%
Dreyfus Cash Management Fund - Institutional
   Shares (seven-day effective yield 0.130%)           691,022               691
                                                                 ---------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $691)                                                       691
                                                                 ---------------

                        VIRTUS GLOBAL INFRASTRUCTURE FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2010 (UNAUDITED)

($ reported in thousands)

TOTAL INVESTMENTS--99.6%
(IDENTIFIED COST $71,900)                                                 66,165(1)
Other assets and liabilities, net--0.4%                                      296
                                                                 ---------------
NET ASSETS--100.0%                                               $        66,461
                                                                 ===============

ABBREVIATIONS:

ADR  American Depositary Receipt.

                        VIRTUS GLOBAL INFRASTRUCTURE FUND
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2010 (UNAUDITED)

($ reported in thousands)
COUNTRY WEIGHTINGS as of 6/30/10 +
----------------------------------

United States (includes short-term investments)       49%
Canada                                                16
Germany                                                6
Spain                                                  6
United Kingdom                                         6
Italy                                                  3
Netherlands                                            3
Other                                                 11
                                                     ---
Total                                                100%
                                                     ===

+    % of total investments as of June 30, 2010

Virtus Global Infrastructure Fund

The following table provides a summary of inputs used to value the Fund's net assets as of June 30, 2010 (See Security Valuation Note 1A in the Notes to Schedules of Investments.):

                                                                  LEVEL 2
                            TOTAL VALUE AT      LEVEL 1         SIGNIFICANT
                             JUNE 30, 2010   QUOTED PRICES   OBSERVABLE INPUTS
                            --------------   -------------   -----------------
Equity Securities:
   Common Stocks                $65,474         $48,335           $17,139
   Short-term Investments           691             691                --
                                -------         -------           -------
Total Investments                66,165          49,026            17,139
                                =======         =======           =======

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable) priced securities.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                      1 |

                        VIRTUS GLOBAL OPPORTUNITIES FUND
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2010 (UNAUDITED)

($ reported in thousands)

                                                    SHARES            VALUE
                                               ---------------   ---------------
COMMON STOCKS--81.1%
CONSUMER DISCRETIONARY--5.4%
John Wiley & Sons, Inc. Class A                         14,150   $           547
McDonald's Corp.                                        36,389             2,397
Norstar Founders Group Ltd.(2)(6)(8)                   272,000                 0
                                                                 ---------------
                                                                           2,944
                                                                 ---------------
CONSUMER STAPLES--37.3%
Altria Group, Inc.                                      42,085               843
British American Tobacco plc                           132,959             4,220
Coca-Cola Co. (The)                                     47,332             2,372
Costco Wholesale Corp.                                  13,175               722
Imperial Tobacco Group plc                              79,873             2,232
Mead Johnson Nutrition Co. Class A                      34,356             1,722
Nestle S.A. Registered Shares                           32,138             1,550
Philip Morris International, Inc.                       85,310             3,911
Reckitt Benckiser Group plc                             24,924             1,159
Tesco plc                                              167,537               945
Woolworths Ltd.                                         40,437               915
                                                                 ---------------
                                                                          20,591
                                                                 ---------------
ENERGY--5.5%
Canadian Natural Resources Ltd.                         45,320             1,504
Exxon Mobil Corp.                                       27,100             1,547
                                                                 ---------------
                                                                           3,051
                                                                 ---------------
FINANCIALS--0.9%
CETIP SA - Balcao Organizado de Ativos e
   Derivativos                                          59,290               469
                                                                 ---------------
HEALTH CARE--10.0%
Abbott Laboratories                                     47,792             2,236
Becton, Dickinson & Co.                                 12,710               859
Celgene Corp.(2)                                        15,910               809
Novo Nordisk A/S Class B                                14,088             1,138
Roche Holding AG Registered Shares                       3,207               441
                                                                 ---------------
                                                                           5,483
                                                                 ---------------
INDUSTRIALS--1.4%
Capita Group plc (The)                                  71,838               792
                                                                 ---------------
INFORMATION TECHNOLOGY--20.6%
Apple, Inc.(2)                                          11,300             2,842
Cognizant Technology Solutions Corp.
   Class A(2)                                           17,125               857
Dolby Laboratories, Inc. Class A(2)                     15,600               978
Google, Inc. Class A(2)                                  4,813             2,142

                                                    SHARES            VALUE
                                               ---------------   ---------------
INFORMATION TECHNOLOGY--(CONTINUED)
MasterCard, Inc. Class A                                 9,085   $         1,813
Redecard SA                                             70,429               995
Visa, Inc. Class A                                      24,621             1,742
                                                                 ---------------
                                                                          11,369
                                                                 ---------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $39,681)                                                 44,699
                                                                 ---------------
EQUITY-LINKED SECURITIES--16.3%
CLSA Financial Products Ltd. - Bharat Heavy
   Electricals Ltd. Strike price $0.001 USD
   exp. 7/20/10                                         22,270             1,180
CLSA Financial Products Ltd. -Housing
   Development Finance Corporation Ltd.
   Class A Strike price .000001 Indian
   Rupee exp. 6/28/15                                   18,500               764
CLSA Financial Products Ltd. - Hero Honda
   Motors Ltd. Strike price $0.001 USD exp.
   6/9/15                                               25,100             1,107
Deutsche Bank AG - Housing Development Finance
   Corporation Ltd. Strike price $0.001 USD
   exp. 1/24/17                                         46,040             1,902
HSBC Bank plc - Housing Development Finance
   Corp. Strike price $0.001 USD
   exp. 2/20/18                                         32,500             2,060
HSBC Bank plc - Nestle India Ltd. Strike
   price $0.001 USD exp. 11/19/18                       12,425               770
JPMorgan International - Housing Development
   Financial Corp. Strike price $0.001 USD
   exp. 5/7/14                                           5,555               352
Macquarie Bank Ltd. - Marico Ltd. Strike
   price $0.0001 USD exp. 2/28/13                      129,355               851
                                                                 ---------------
TOTAL EQUITY-LINKED SECURITIES
(IDENTIFIED COST $7,136)                                                   8,986
                                                                 ---------------
SUBSCRIPTION RECEIPTS--0.0%
CETIP SA - Balcao Organizado de Ativos e
   Derivativos R/S(2)(8)                                    76                 1
                                                                 ---------------
TOTAL SUBSCRIPTION RECEIPTS
(IDENTIFIED COST $1)                                                           1
                                                                 ---------------
TOTAL LONG TERM INVESTMENTS--97.4%
(IDENTIFIED COST $46,818)                                                 53,686
                                                                 ---------------

                        VIRTUS GLOBAL OPPORTUNITIES FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2010 (UNAUDITED)

($ reported in thousands)

SHORT-TERM INVESTMENTS--1.2%
MONEY MARKET MUTUAL FUNDS--1.2%
Dreyfus Cash Management Fund - Institutional
   Shares (seven-day effective yield 0.130%)           670,576               671
                                                                 ---------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $671)                                                       671
                                                                 ---------------
TOTAL INVESTMENTS--98.6%
(IDENTIFIED COST $47,489)                                                 54,357(1)
                                                                 ---------------
Other assets and liabilities, net--1.4%                                      792
                                                                 ---------------
NET ASSETS--100.0%                                               $        55,149
                                                                 ===============

FOREIGN CURRENCIES:

BRL  Brazil Real
CAD  Canadian Dollar
CHF  Swiss Franc
GBP  United Kingdom Pound Sterling

At June 30, 2010, the Fund had entered into forward currency contracts as follows (reported in 000's):

                                                                                 Unrealized
                                                                                Appreciation
Contracts to Sell   In Exchange for   Counterparty   Settlement Date   Value   (Depreciation)
-----------------   ---------------   ------------   ---------------   -----   --------------
     BRL 685            USD 370         Citibank         12/02/10       $366        $ (4)
     CAD 823            USD 788         Citibank         11/30/10       $772        $(16)
     CHF 426            USD 388         Citibank         11/19/10       $396        $  8
                                                                                    ----
                                                                                    $(12)
                                                                                    ----

                                                                                    Unrealized
                                                                                   Appreciation
Contracts to Sell   In Exchange for   Counterparty    Settlement Date    Value    (Depreciation)
-----------------   ---------------   ------------    ---------------   -------   --------------
    BRL   260          USD   137      Citibank           12/02/10       $  (139)       $ (2)
    BRL   160          USD    84      Citibank           12/02/10       $   (85)       $ (1)
    BRL   266          USD   140      Citibank           12/02/10       $  (142)       $ (2)
    CAD   823          USD   782      Citibank           11/30/10       $  (772)       $ 10
    CHF   426          USD   371      Citibank           11/19/10       $  (396)       $(25)
    GBP 3,844          USD 5,718      Merrill Lynch       9/27/10       $(5,743)       $(25)
    GBP 1,120          USD 1,649      Citibank            9/27/10       $(1,673)       $(24)
                                                                                       ----
                                                                                       $(69)
                                                                                       ----
                                                                                        (81)
                                                                                       ====

                        VIRTUS GLOBAL OPPORTUNITIES FUND
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2010 (UNAUDITED)

($ reported in thousands)

COUNTRY WEIGHTINGS as of 6/30/10 +
----------------------------------

United States (includes short-term investments)       53%
United Kingdom                                        21
India                                                  6
Australia                                              5
Switzerland                                            4
Canada                                                 3
Luxembourg                                             3
Other                                                  5
                                                     ---
Total                                                100%
                                                     ===

+    % of total investments as of June 30, 2010

Virtus Global Opportunities Fund

The following table provides a summary of inputs used to value the Fund's net assets as of June 30, 2010 (See Security Valuation Note 1A in the Notes to Schedules of Investments.):

ASSETS TABLE

                                                                    LEVEL 2        LEVEL 3
                                                                  SIGNIFICANT   SIGNIFICANT
                                 TOTAL VALUE AT      LEVEL 1       OBSERVABLE   UNOBSERVABLE
INVESTMENTS IN SECURITIES:        JUNE 30, 2010   QUOTED PRICES      INPUTS        INPUTS
--------------------------       --------------   -------------   -----------   ------------
Equity Securities:
   Common Stocks                     $44,699         $31,308        $13,391          $ 0++
   Equity-linked Securities            8,986              --          8,986           --
   Subscription Receipts                   1              --              1           --
   Short-term Investments                671             671             --           --
                                     -------         -------        -------          ---
Total Investments                     54,357          31,979         22,378            0++
                                     =======         =======        =======          ===
Other Financial Instruments:
   Forward Currency Contracts+       $   (81)        $    --        $   (81)         $--

+    Valued at the unrealized appreciation (depreciation) on the investments.

++   Level 3 Common Stock valued at zero at beginning and end of the period.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                      1 |

                    VIRTUS GLOBAL REAL ESTATE SECURITIES FUND
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2010 (UNAUDITED)

($ reported in thousands)

                                                  SHARES              VALUE
                                             ---------------     ---------------
COMMON STOCKS--98.4%
DIVERSIFIED REITS--11.7%
Beni Stabili SpA(2)                                      960     $             1
BGP Holdings plc(2)(6)(8)                             13,566                   0
British Land Co. plc                                   4,650                  30
Canadian Real Estate Investment Trust                    760                  20
Cominar Real Estate Investment Trust                     650                  11
Dexus Property Group                                  40,140                  26
First Capital Realty, Inc.                               885                  11
Fonciere Des Regions                                     166                  14
GPT Group                                             10,700                  25
Kenedix Realty Investment Corp.                            5                  14
Land Securities Group plc                              5,525                  46
Liberty Property Trust                                   613                  18
Vornado Realty Trust                                   1,145                  83
                                                                 ---------------
                                                                             299
                                                                 ---------------
INDUSTRIAL REITS--3.8%
AMB Property Corp.                                       791                  19
Ascendas Real Estate Investment Trust                 20,700                  27
Goodman Group                                         56,000                  29
ProLogis                                                 331                   3
SEGRO plc                                              4,705                  18
                                                                 ---------------
                                                                              96
                                                                 ---------------
OFFICE REITS--17.6%
Alexandria Real Estate Equities, Inc.                    295                  19
Allied Properties Real Estate
   Investment Trust                                      400                   7
BioMed Realty Trust, Inc.                              1,490                  24
Boston Properties, Inc.                                  933                  66
CapitaCommercial Trust                                23,000                  20
Champion Reit                                         39,418                  18
Commonwealth Property Office Fund                      9,500                   7
Corporate Office Properties Trust                        563                  21
Derwent London plc                                       950                  18
Digital Realty Trust, Inc.                             1,170                  67
Douglas Emmett, Inc.                                     176                   2
Duke Realty Corp.                                        805                   9
Great Portland Estates plc                             3,421                  15
Highwoods Properties, Inc.                               385                  11
ING Office Fund                                       40,608                  20
Japan Prime Realty Investment Corp.                        6                  13
Japan Real Estate Investment Corp.                         2                  16
Kilroy Realty Corp.                                      392                  12

                                                  SHARES              VALUE
                                             ---------------     ---------------
OFFICE REITS--(CONTINUED)
Mack-Cali Realty Corp.                                   384     $            11
Nippon Building Fund, Inc.                                 2                  16
Nomura Real Estate Office Fund, Inc.                       3                  15
SL Green Realty Corp.                                    466                  26
Societe Immobiliere de Location Pour
L'industrie Et Le Commerce                               170                  17
                                                                 ---------------
                                                                             450
                                                                 ---------------
REAL ESTATE OPERATING COMPANIES--9.2%
AEON Mall Co. Ltd.                                     1,070                  21
Brookfield Properties Corp.                              355(10)               5
Brookfield Properties Corp.                            2,525(11)              36
Castellum AB                                           2,625                  24
Citycon Oyj                                            5,575                  16
Fabege AB                                                575                   3
GAGFAH S.A.                                            1,275                   9
Hongkong Land Holdings Ltd.                           11,900                  59
Iguatemi Empresa de Shopping Centers SA                  560                  10
Multiplan Empreendimentos Imobiliarios SA                815                  15
Norwegian Property ASA(2)                              4,000                   5
PSP Swiss Property AG(2)                                 260                  16
Safestore Holdings plc                                 8,876                  15
                                                                 ---------------
                                                                             234
                                                                 ---------------
RESIDENTIAL REITS--11.3%
Apartment Investment & Management Co. Class A          1,225                  24
AvalonBay Communities, Inc.                              520                  49
Boardwalk Real Estate Investment Trust                   386                  15
BRE Properties, Inc.                                     511                  19
Equity Lifestyle Properties, Inc.                        289                  14
Equity Residential                                     2,301                  96
Essex Property Trust, Inc.                               364                  35
Home Properties, Inc.                                    233                  10
UDR, Inc.                                              1,429                  27
                                                                 ---------------
                                                                             289
                                                                 ---------------
RETAIL REITS--29.2%
CapitaMall Trust                                       4,450                   6
CFS Retail Property Trust                              5,200                   8
Corio N.V.                                               731                  36
Developers Diversified Realty Corp.                    2,034                  20
Eurocommercial Properties N.V.                           500                  16
Federal Realty Investments Trust                         333                  23
Hammerson plc                                          4,295                  22

                    VIRTUS GLOBAL REAL ESTATE SECURITIES FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2010 (UNAUDITED)

($ reported in thousands)

                                                  SHARES              VALUE
                                             ---------------     ---------------
RETAIL REITS--(CONTINUED)
Kimco Realty Corp.                                     2,838     $            38
Klepierre                                                950                  26
Link  (The)                                           16,404                  41
Macerich Co. (The)                                     1,208                  45
RioCan Real Estate Investment Trust                    1,807                  32
Simon Property Group, Inc.                             1,886                 152
Tanger Factory Outlet Centers                            615                  26
Taubman Centers, Inc.                                    320                  12
Unibail-Rodamco                                          598                  98
Weingarten Realty Investors                              740                  14
Westfield Group                                       12,800                 130
                                                                 ---------------
                                                                             745
                                                                 ---------------
SPECIALIZED REITS--15.6%
Big Yellow Group plc(2)                                3,430                  15
Entertainment Properties Trust                           313                  12
Extra Space Storage, Inc.                              2,110                  29
HCP, Inc.                                              1,934                  62
Health Care REIT, Inc.                                   953                  40
Host Hotels & Resorts, Inc.                            4,753                  64
LaSalle Hotel Properties                                 855                  18
Nationwide Health Properties, Inc.                       525                  19
Public Storage                                           840                  74
Starwood Hotels & Resorts Worldwide, Inc.                180                   8
Sunstone Hotel Investors, Inc.(2)                        800                   8
Ventas, Inc.                                           1,088                  51
                                                                 ---------------
                                                                             400
                                                                 ---------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $1,834)                                                   2,513
                                                                 ---------------
WARRANTS--0.0%
DIVERSIFIED REITS--0.0%
Fonciere Des Regions Exercise price 65.00
   EUR exp. 12/31/10(2)                                   10                  --(13)
                                                                 ---------------
TOTAL WARRANTS
(IDENTIFIED COST $0)                                                          --
                                                                 ---------------
TOTAL LONG TERM INVESTMENTS--98.4%
(IDENTIFIED COST $1,834)                                                   2,513
                                                                 ---------------
SHORT-TERM INVESTMENTS--2.9%
MONEY MARKET MUTUAL FUNDS--2.9%
Dreyfus Cash Management Fund -
   Institutional Shares (seven-day
   effective yield 0.130%)                            74,419                  74
                                                                 ---------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $74)                                                         74
                                                                 ---------------
TOTAL INVESTMENTS--101.3%
(IDENTIFIED COST $1,908)                                                   2,587(1)
Other assets and liabilities, net--(1.3)%                                    (33)
                                                                 ---------------
NET ASSETS--100.0%                                               $         2,554
                                                                 ===============

ABBREVIATIONS:

REITs   Real Estate Investment Trust

                    VIRTUS GLOBAL REAL ESTATE SECURITIES FUND
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2010 (UNAUDITED)

($ reported in thousands)

COUNTRY WEIGHTINGS as of 6/30/10 +
----------------------------------
United States (includes short-term investments)       56%
Australia                                             10
United Kingdom                                         7
France                                                 6
Canada                                                 5
Japan                                                  4
Bermuda                                                2
Other                                                 10
                                                     ---
Total                                                100%
                                                     ===

+    % of total investments as of June 30, 2010

Virtus Global Real Estate Securities Fund

The following table provides a summary of inputs used to value the Fund's net assets as of June 30, 2010 (See Security Valuation Note 1A in the Notes to Schedules of Investments.):

                                                               LEVEL 2        LEVEL 3
                                                             SIGNIFICANT   SIGNIFICANT
                            TOTAL VALUE AT      LEVEL 1       OBSERVABLE   UNOBSERVABLE
                            JUNE 30, 2010    QUOTED PRICES      INPUTS        INPUTS
                            -------------    -------------   -----------   ------------
Equity Securities:
   Common Stocks                $2,513           $1,603          $910         $ 0++
   Warrants                         --(13)           --(13)        --          --
   Short-term Investments           74               74            --          --
                                ------           ------          ----         ---
Total Investments               $2,587           $1,677          $910         $ 0++
                                ======           ======          ====         ===

++   Level 3 Common Stock valued at zero at beginning and end of the period.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                       1 |

                 VIRTUS GREATER ASIA EX JAPAN OPPORTUNITIES FUND
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2010 (UNAUDITED)

($ reported in thousands)

                                                    SHARES            VALUE
                                               ---------------   ---------------
COMMON STOCKS--95.4%
CONSUMER DISCRETIONARY--6.0%
BEC World plc                                           54,700   $            46
Billabong International Ltd.                             2,500                18
Cox & Kings India Ltd.(2)                                3,500                35
Genting Malaysia Bhd                                    72,500                61
Hero Honda Motors Ltd.                                   1,500                66
Jubilant Foodworks Ltd.(2)                                 900                 6
Kangwon Land, Inc.                                       6,630               100
MegaStudy Co., Ltd.                                        170                22
Super Cheap Auto Group Ltd.                             16,680                75
Woongjin Thinkbig Co., Ltd.                              1,920                40
                                                                 ---------------
                                                                             469
                                                                 ---------------
CONSUMER STAPLES--33.0%
AmorePacific Corp.                                          54                46
British American Tobacco Bangladesh Co.,
   Ltd.                                                 10,000                76
British American Tobacco Bhd                             7,800               105
Ceylon Tobacco Co., Ltd.                                36,000                96
Coca-Cola Amatil Ltd.                                   16,071               161
Dabur India Ltd.                                        19,100                86
Dairy Farm International Holdings Ltd.                  10,900                76
Distilleries Co. of Sri Lanka Ltd.                      98,000               112
Godrej Consumer Products Ltd.                           11,576                85
Guinness Anchor Bhd                                     32,951                78
Hengan International Group Co., Ltd.                    22,800               185
ITC Ltd.                                                42,200               275
LG Household & Health Care Ltd.                            300                85
Marico Ltd.                                             14,000                39
Nestle India Ltd.                                        3,800               235
Nestle Malaysia Bhd                                      6,200                67
Nestle Pakistan Ltd.                                     3,595                71
Pakistan Tobacco Co., Ltd.                              60,072                73
Thai Beverage plc                                      350,500                70
Unilever Indonesia Tbk PT                               89,200               166
Unilever Pakistan Ltd.                                   1,900                86
Want Want China Holdings Ltd.                           91,100                77
Woolworths Ltd.                                          8,723               197
Zhongpin, Inc.(2)                                        3,300                39
                                                                 ---------------
                                                                           2,586
                                                                 ---------------
ENERGY--3.0%
CNOOC Ltd.                                              44,996                76
Oil & Gas Development Co., Ltd.                         36,600                61

                                                    SHARES            VALUE
                                               ---------------   ---------------
ENERGY--(CONTINUED)
PTT Exploration & Production plc                        22,000   $            96
                                                                 ---------------
                                                                             233
                                                                 ---------------
FINANCIALS--20.4%
Bank Rakyat Indonesia                                   94,900                96
Commercial Bank of Ceylon plc                           34,050                53
CRISIL Ltd.                                                217                27
Delta Brac Housing Finance Corp., Ltd.                   2,200                74
Gruh Finance Ltd.                                       14,300                97
Hatton National Bank plc                                 9,960                25
Housing Development Finance Corporation Ltd.             9,600               394
Housing Development Finance Corp. Bank                   5,100               321
Infrastructure Development Finance Co., Ltd.            18,100                70
Jammu & Kashmir Bank Ltd.                                7,800               138
Mahindra & Mahindra Financial Services                   6,100                59
MCB Bank Ltd.                                            7,637                17
QBE Insurance Group Ltd.                                 6,826               104
Shriram Transport Finance Co., Ltd.                      7,400                91
Yes Bank Ltd.                                            5,700                33
                                                                 ---------------
                                                                           1,599
                                                                 ---------------
HEALTH CARE--4.7%
Cipla Ltd.                                               6,900                50
Lupin Ltd.                                               2,100                88
ResMed, Inc.(2)                                         23,400               143
Sun Pharmaceutical Industries Ltd.                       1,200                46
Yuhan Corp.                                                357                45
                                                                 ---------------
                                                                             372
                                                                 ---------------
INDUSTRIALS--10.6%
Beijing Enterprises Holdings Ltd.                       26,275               171
Bharat Electronics Ltd.                                  1,067                40
Bharat Heavy Electricals Ltd.                            1,700                90
Jain Irrigation Systems Ltd.                             3,900                89
Jardine Matheson Holdings Ltd.                           2,800                98
Jardine Strategic Holdings Ltd.                          2,700                56
Keells (John) Holdings plc                              37,700                68
Singapore Airport Terminal Servises Ltd.                32,400                62
Singapore Post Ltd.                                     93,500                75
Taiwan Secom Co., Ltd.                                  44,000                69
UGL Ltd.                                                 1,100                12
                                                                 ---------------
                                                                             830
                                                                 ---------------
INFORMATION TECHNOLOGY--3.2%
Financial Technologies India Ltd.                          853                24

                 VIRTUS GREATER ASIA EX JAPAN OPPORTUNITIES FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2010 (UNAUDITED)

($ reported in thousands)

                                                    SHARES            VALUE
                                               ---------------   ---------------
INFORMATION TECHNOLOGY--(CONTINUED)
NetEase.Com, Inc. ADR(2)                                 4,751   $           151
NHN Corp.(2)                                               510                76
                                                                 ---------------
                                                                             251
                                                                 ---------------
MATERIALS--5.1%
AMVIG Holdings Ltd.                                     42,285                22
Engro Corp., Ltd.                                       20,800                42
Fauji Fertilizer Co., Ltd.                              45,500                55
Semen Gresik (Persero) Tbk PT                          229,300               220
Yingde Gases Group Co., Ltd.(2)                         65,770                65
                                                                 ---------------
                                                                             404
                                                                 ---------------
TELECOMMUNICATION SERVICES--2.9%
Philippine Long Distance Telephone Co.
   Sponsored ADR                                         2,360               120
Telekomunikasi Indonesia Tbk PT                        126,200               107
                                                                 ---------------
                                                                             227
                                                                 ---------------
UTILITIES--6.5%
China Resources Gas Group Ltd.                          16,500                23
CLP Holdings Ltd.                                        6,900                50
HongKong Electric Holdings Ltd.                         18,800               112
Tanjong plc                                             61,200               329
                                                                 ---------------
                                                                             514
                                                                 ---------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $6,479)                                                   7,485
                                                                 ---------------
EXCHANGE-TRADED FUNDS--3.5%
ProShares UltraShort FTSE/Xinhua China 25(2)             3,481               141
ProShares UltraShort MSCI Emerging
   Markets(2)                                            2,302               130
                                                                 ---------------
TOTAL EXCHANGE-TRADED FUNDS
(IDENTIFIED COST $278)                                                       271
                                                                 ---------------
MUTUAL FUNDS--0.5%
Macquarie Korea Infrastructure Fund                     10,810                40
                                                                 ---------------
TOTAL MUTUAL FUNDS
(IDENTIFIED COST $42)                                                         40
                                                                 ---------------
TOTAL LONG TERM INVESTMENTS--99.4%
(IDENTIFIED COST $6,799)                                                   7,796
                                                                 ---------------
SHORT-TERM INVESTMENTS--0.6%
MONEY MARKET MUTUAL FUNDS--0.6%
Dreyfus Cash Management Fund - Institutional
Shares (seven-day effective yield 0.130%)               45,921                46
                                                                 ---------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $46)                                                         46
                                                                 ---------------
TOTAL INVESTMENTS--100.0%
(IDENTIFIED COST $6,845)                                                   7,842(1)
Other assets and liabilities, net--0.0%                                        2
                                                                 ---------------
NET ASSETS--100.0%                                               $         7,844
                                                                 ===============

ABBREVIATIONS:

ADR     American Depositary Receipt.

FOREIGN CURRENCIES:

AUD     Australian Dollar
INR     Indian Rupee

At June 30, 2010, the Fund had entered into forward currency contracts as follows (reported in 000's):

                                                                                Unrealized
                                                                               Appreciation
Contracts to Buy   In Exchange for   Counterparty   Settlement Date   Value   (Depreciation)
----------------   ---------------   ------------   ---------------   -----   --------------
   INR 8,943           USD 190         Citigroup        11/18/10       $190       $--(13)
   INR 4,686           USD 100         Citigroup        11/18/10       $ 99       $(1)
   INR 4,357           USD  93         Citigroup        11/18/10       $ 92       $(1)
   INR 6,393           USD 140         Citigroup        11/18/10       $139       $(1)
                                                                                  ------
                                                                                   (3)
                                                                                  ------

                                                                                Unrealized
                                                                               Appreciation
Contracts to Sell  In Exchange for   Counterparty   Settlement Date   Value   (Depreciation)
-----------------  ---------------   ------------   ---------------   -----   --------------
   AUD    123          USD 102         Citibank         11/18/10       $102       $--(13)
   AUD    342          USD 299         Citigroup        11/18/10       $283       $16
   INR  6,657          USD 145         Citigroup        11/18/10       $141       $ 4
   INR 17,722          USD 383         Citigroup        11/18/10       $376       $ 7
                                                                                  ------
                                                                                   27
                                                                                  ------
                                                                                   24
                                                                                  ======

                 VIRTUS GREATER ASIA EX JAPAN OPPORTUNITIES FUND
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2010 (UNAUDITED)

($ reported in thousands)

COUNTRY WEIGHTINGS as of 6/30/10 +
----------------------------------

India                                                 32%
China                                                 10
Malaysia                                               8
Australia                                              7
Indonesia                                              7
United States (includes short-term investments)        6
Pakistan                                               5
Other                                                 25
                                                     ---
Total                                                100%
                                                     ===

+   % of total investments as of June 30, 2010

Virtus Greater Asia ex Japan Opportunities Fund

The following table provides a summary of inputs used to value the Fund's net assets as of June 30, 2010 (See Security Valuation Note 1A in the Notes to Schedules of Investments.):

ASSETS TABLE

                                                                    LEVEL 2
                                                                  SIGNIFICANT
                                 TOTAL VALUE AT      LEVEL 1      OBSERVABLE
INVESTMENTS IN SECURITIES:        JUNE 30, 2010   QUOTED PRICES     INPUTS
--------------------------       --------------   -------------   -----------
Equity Securities:
   Common Stocks                     $7,485           $1,168         $6,317
   Exchange-traded Funds                271              271             --
   Mutual Funds                          40               --             40
   Short-term Investments                46               46             --
                                     ------           ------         ------
Total Investments                     7,842            1,485          6,357
                                     ======           ======         ======
Other Financial Instruments:
   Forward Currency Contracts+           24               --             24


There are no Level 3 (significant unobservable) priced securities.

+    Valued at the unrealized appreciation (depreciation) on the investments.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                       1 |

                   VIRTUS GREATER EUROPEAN OPPORTUNITIES FUND
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2010 (UNAUDITED)

($ reported in thousands)

                                                    SHARES            VALUE
                                               ---------------   ---------------
COMMON STOCKS--98.4%
CONSUMER DISCRETIONARY--6.3%
Domino's Pizza plc                                      20,405   $           115
Dunelm Group plc                                        10,282                50
Pearson plc                                              5,363                71
SES SA                                                   2,126                44
                                                                 ---------------
                                                                             280
                                                                 ---------------
CONSUMER STAPLES--35.7%
British American Tobacco plc(18)                         7,048               224
Colruyt SA                                                 382                90
Diageo plc                                               8,369               131
Imperial Tobacco Group plc                               7,837               219
Lindt & Spruengli AG                                        11                24
Nestle S.A. Registered Shares                            4,268               206
Philip Morris International, Inc.                        5,004               229
Reckitt Benckiser Group plc                              3,490               162
SABMiller plc                                            2,336                66
Tesco plc                                               29,307               165
Unilever N.V.                                            2,442                67
                                                                 ---------------
                                                                           1,583
                                                                 ---------------
ENERGY--4.4%
BG Group plc                                             2,908                43
Core Laboratories N.V.                                     552                81
Total SA                                                 1,604                72
                                                                 ---------------
                                                                             196
                                                                 ---------------
FINANCIALS--11.7%
Admiral Group plc                                        1,700                36
Amlin plc                                               15,641                90
CNP Assurances                                             993                68
Deutsche Boerse AG                                       1,222                74
Muenchener Rueckversicherungs-Gesellschaft
   AG Registered Shares                                    937               118
Reinet Investments SCA(2)                                4,497                63
Standard Chartered plc                                   2,830                69
                                                                 ---------------
                                                                             518
                                                                 ---------------
HEALTH CARE--17.3%
Cie Generale D'optique Essilor International
   SA                                                    1,934               115
Covidien plc                                             3,062               123
Fresenius Medical Care AG & Co. KGaA                     1,730                94
Novartis AG Registered Shares                            1,178                57
Novo Nordisk A/S Class B                                 2,044               165

                                                    SHARES            VALUE
                                               ---------------   ---------------
HEALTH CARE--(CONTINUED)
Roche Holding AG Registered Shares                         866   $           119
Synthes, Inc.                                              811                93
                                                                 ---------------
                                                                             766
                                                                 ---------------
INDUSTRIALS--12.7%
Bureau Veritas SA                                        1,649                89
Capita Group plc (The)                                  10,789               119
Cobham plc                                              17,025                54
De La Rue plc                                            5,010                71
Elbit Systems Ltd.                                       1,030                52
G4S plc                                                 27,074               107
Rational AG                                                 85                13
Vossloh AG                                                 705                57
                                                                 ---------------
                                                                             562
                                                                 ---------------
INFORMATION TECHNOLOGY--3.8%
Accenture plc Class A                                    2,697               104
Xchanging plc                                           22,342                66
                                                                 ---------------
                                                                             170
                                                                 ---------------
MATERIALS--1.7%
Air Liquide SA                                             757                77
                                                                 ---------------
UTILITIES--4.8%
Enagas S.A.                                              2,905                44
Red Electrica Corp. S.A.                                 1,227                44
Scottish & Southern Energy plc                           4,159                69
Terna Rete Elettrica Nazionale S.p.A.                   15,382                55
                                                                 ---------------
                                                                             212
                                                                 ---------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $3,837)                                                   4,364
                                                                 ---------------
TOTAL LONG TERM INVESTMENTS--98.4%
(IDENTIFIED COST $3,837)                                                   4,364
                                                                 ---------------
SHORT-TERM INVESTMENTS--1.7%
MONEY MARKET MUTUAL FUNDS--1.7%
Dreyfus Cash Management Fund - Institutional
   Shares (seven-day effective yield 0.130%)            76,493                76
                                                                 ---------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $76)                                                         76
                                                                 ---------------

                   VIRTUS GREATER EUROPEAN OPPORTUNITIES FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2010 (UNAUDITED)

($ reported in thousands)

TOTAL INVESTMENTS--100.1%
(IDENTIFIED COST $3,913)                                                   4,440(1)
Other assets and liabilities, net--(0.1)%                                     (6)
                                                                 ---------------
NET ASSETS--100.0%                                               $         4,434
                                                                 ===============

FOREIGN CURRENCIES:

CHF  Swiss Franc
EUR  European Currency Unit
GBP  United Kingdom Pound Sterling

At June 30, 2010, the Fund had entered into forward currency contracts as follows (reported in 000's):

                                                                                    Unrealized
                                                                                   Appreciation
Contracts to Receive   In Exchange for   Counterparty   Settlement Date   Value   (Depreciation)
--------------------   ---------------   ------------   ---------------   -----   --------------
       CHF 222             USD 196         Citigroup        12/10/10       $207         $11
       CHF 223             USD 207         Citigroup        12/10/10       $208         $ 1
       EUR 213             USD 263         Citigroup        12/10/10       $261         $(2)
       GBP  24             USD  34         Citigroup        11/04/10       $ 35         $ 1
       GBP 327             USD 483         Citigroup        11/04/10       $488         $ 5
                                                                                        ---
                                                                                         16
                                                                                        ---

                                                                                  Unrealized
                                                                                 Appreciation
Contracts to Sell   In Exchange for   Counterparty   Settlement Date    Value   (Depreciation)
-----------------   ---------------   ------------   ---------------   ------   --------------
     CHF 334           USD   289        Citigroup        12/10/10      $  311        $(22)
     CHF 111           USD   100        Citigroup        12/10/10      $  103        $ (3)
     EUR 952           USD 1,137        Citigroup        12/10/10      $1,165        $(28)
     GBP 497           USD   733        Citigroup        11/04/10      $  743        $(10)
     GBP 606           USD   928        Citigroup        11/04/10      $  905        $ 23
                                                                                     ----
                                                                                      (40)
                                                                                     ----
                                                                                      (24)
                                                                                     ====

                   VIRTUS GREATER EUROPEAN OPPORTUNITIES FUND
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2010 (UNAUDITED)

($ reported in thousands)

COUNTRY WEIGHTINGS as of 6/30/10 +
----------------------------------

United Kingdom                                        43%
Switzerland                                           11
France                                                10
Germany                                                8
United States (includes short-term investments)        7
Ireland                                                5
Denmark                                                4
Other                                                 12
                                                     ---
Total                                                100%
                                                     ===

+    % of total investments as of June 30, 2010

Virtus Greater European Opportunities Fund

The following table provides a summary of inputs used to value the Fund's net assets as of June 30, 2010 (See Security Valuation Note 1A in the Notes to Schedules of Investments.):

                                                                    LEVEL 2
                                                                  SIGNIFICANT
ASSETS TABLE                     TOTAL VALUE AT      LEVEL 1      OBSERVABLE
INVESTMENTS IN SECURITIES:        JUNE 30, 2010   QUOTED PRICES      INPUTS
--------------------------       --------------   -------------   -----------
Equity Securities:
   Common Stocks                     $4,364            $590          $3,774
   Short-term Investments                76              76              --
                                     ------            ----          ------
Total Investments                     4,440             666           3,774
                                     ======            ====          ======
Other Financial Instruments:
   Forward Currency Contracts+       $  (24)           $ --          $  (24)

There are no Level 3 (significant unobservable) priced securities.

+    Valued at the unrealized appreciation (depreciation) on the investments.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                       1 |

                             VIRTUS HIGH YIELD FUND
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2010 (UNAUDITED)

($ reported in thousands)

                                                  PAR VALUE           VALUE
                                               ---------------   ---------------
CORPORATE BONDS--92.4%
CONSUMER DISCRETIONARY--24.2%
Affinion Group, Inc.
   10.125%, 10/15/13                           $           645   $           664
   11.500%, 10/15/15                                     1,555             1,640
AMC Entertainment, Inc. 8.000%, 3/1/14                     675               653
AutoNation, Inc. 6.750%, 4/15/18                           105               104
Avis Budget Car Rental LLC/Avis Budget
   Finance, Inc. 7.625%, 5/15/14                           925               895
Cablevision Systems Corp. 144A 8.000%,
   4/15/20 (4)                                             440               448
Cengage Learning Acquisitions, Inc. 144A
   13.250%, 7/15/15 (3)(4)                                 750               701
Cequel Communications Holdings I LLC /
   Cequel Capital Corp. 144A 8.625%,
   11/15/17 (4)                                            680               681
Cinemark USA, Inc. 8.625%, 6/15/19                         685               692
CSC Holdings, Inc. 144A 8.625%, 2/15/19 (4)              1,045             1,104
Dollar General Corp. PIK Interest
   Capitalization 11.875%, 7/15/17                         536               612
Echostar DBS Corp. 6.625%, 10/1/14                         410               411
Education Management LLC/Education
   Management Finance Corp. 10.250%, 6/1/16                 82                86
Goodyear Tire & Rubber Co. (The) 10.500%,
   5/15/16                                               1,210             1,322
Hanesbrands, Inc. 8.000%, 12/15/16                         305               311
Intelsat Corp. 9.250%, 8/15/14                           1,285             1,320
Jarden Corp. 7.500%, 5/1/17                                425               419
Lamar Media Corp. Series C 6.625%, 8/15/15                 635               605
Levi Strauss & Co. 8.875%, 4/1/16                          755               785
Mediacom Broadband LLC/Mediacom Broadband
   Corp. 8.500%, 10/15/15                                   50                48
Peninsula Gaming LLC 10.750%, 8/15/17                      910               910
Sally Holdings LLC / Sally Capital, Inc.
   10.500%, 11/15/16                                       720               774
Scientific Games International, Inc. 9.250%,
   6/15/19                                               1,120             1,151
Service Corp. International 8.000%, 11/15/21               305               308
Sinclair Broadcast Group, Inc. 8.000%,
   3/15/12(14)                                             605               592
Sirius XM Radio, Inc. 144A 8.750%, 4/1/15
   (4)(14)                                               1,100             1,089
Speedway Motorsports, Inc. 6.750%, 6/1/13                  620               621
Susser Holdings LLC / Susser Finance Corp.
   144A 8.500%, 5/15/16 (4)                                330               332
United Artists Theatre Circuit, Inc.

                                                  PAR VALUE           VALUE
                                               ---------------   ---------------
CONSUMER DISCRETIONARY--(CONTINUED)
   Series 95-A 9.300%, 7/1/15(6)(8)            $           279   $           256
   Series BD-1 9.300%, 7/1/15(6)(8)                        301               276
   Series AW-0 9.300%, 7/1/15(6)(8)                          1                 1
   Series BE-9 9.300%, 7/1/15(6)(8)                         11                10
Unitymedia Hessen GmbH & Co. KG / Unitymedia
   NRW GmbH 144A 8.125%, 12/1/17 (4)                       835               822
Videotron Ltee 9.125%, 4/15/18                             490               534
WMG Holdings Corp. 9.500%, 12/15/14(3)(14)                 660               660
                                                                 ---------------
                                                                          21,837
                                                                 ---------------
CONSUMER STAPLES--10.1%
Ingles Markets, Inc. 8.875%, 5/15/17                     1,200             1,227
Alliance One International, Inc. 144A
   10.000%, 7/15/16 (4)                                  1,365             1,396
B&G Foods, Inc. 7.625%, 1/15/18                            300               302
Bumble Bee Foods LLC 144A 7.750%, 12/15/15
   (4)                                                     340               343
C&S Group Enterprises LLC 144A 8.375%,
   5/1/17 (4)                                              830               809
Constellation Brands, Inc. 7.250%, 9/1/16                  805               816
Dole Food Co., Inc.
   8.750%, 7/15/13                                          65                67
   144A 8.000%, 10/1/16(4)                                 340               343
Michael Foods, Inc. 144A 9.750%, 7/15/18 (4)               500               516
Pantry, Inc. (The) 7.750%, 2/15/14                         895               868
Stater Brothers Holdings, Inc. 7.750%,
   4/15/15                                                 565               567
SUPERVALU, Inc. 8.000%, 5/1/16                             930               925
Tops Markets LLC 144A 10.125%, 10/15/15 (4)                840               870
                                                                 ---------------
                                                                           9,049
                                                                 ---------------
ENERGY--5.4%
Atlas Pipeline Partners LP 8.125%, 12/15/15              1,205             1,115
Bristow Group, Inc. 6.125%, 6/15/13                        210               208
Comstock Resources, Inc. 8.375%, 10/15/17                    5                 5
Crosstex Energy LP / Crosstex Energy Finance
   Corp. 8.875%, 2/15/18                                   340               341
El Paso Corp. 8.250%, 2/15/16                              515               542
Linn Energy LLC/Linn Energy Finance Corp.
   144A 8.625%, 4/15/20 (4)                                500               514
Pioneer Natural Resources Co. 6.650%,
   3/15/17                                                 100               101
Plains Exploration & Production Co.
   7.000%, 3/15/17                                         715               686
   7.625%, 6/1/18                                          540               531

                             VIRTUS HIGH YIELD FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2010 (UNAUDITED)

($ reported in thousands)

                                                  PAR VALUE           VALUE
                                               ---------------   ---------------
ENERGY--(CONTINUED)
SandRidge Energy, Inc. 144A 8.750%, 1/15/20
   (4)                                         $           855   $           817
                                                                 ---------------
                                                                           4,860
                                                                 ---------------
FINANCIALS--10.6%
Ally Financial, Inc. 0.000%, 6/15/15                     1,320               832
CEDC Finance Corp. International, Inc. 144A
   9.125%, 12/1/16 (4)                                     690               669
CIT Group, Inc. 7.000%, 5/1/17(14)                       1,250             1,131
Ford Motor Credit Co. LLC
   7.500%, 8/1/12                                        1,435             1,468
   7.000%, 4/15/15                                         475               470
Host Hotels & Resorts LP Series O 6.375%,
   3/15/15                                                 200               197
Icahn Enterprises LP / Icahn Enterprises
   Finance Corp. 144A 8.000%, 1/15/18
   (4)(14)                                               2,205             2,150
ING Capital Funding Trust III 8.439%,
   12/31/49(3)                                             435               381
International Lease Finance Corp.
   144A 8.625%, 9/15/15(4)                                  45                43
   144A 8.750%, 3/15/17(4)                                 730               694
NBC Acquisition Corp. 11.000%,
   3/15/13(3)(14)                                        1,245             1,120
UBS Preferred Funding Trust I 8.622%,
   10/29/49(3)                                             245               239
Ventas Realty LP/Ventas Capital Corp.
   Series 1 6.500%, 6/1/16                                 155               158
                                                                 ---------------
                                                                           9,552
                                                                 ---------------
HEALTH CARE--4.6%
Community Health Systems, Inc. 8.875%,
   7/15/15                                               1,205             1,246
DaVita, Inc. 7.250%, 3/15/15                               700               703
HCA, Inc.
   9.250%, 11/15/16                                      1,405             1,493
   8.500%, 4/15/19                                         290               309
Valeant Pharmaceuticals International 144A
   7.625%, 3/15/20 (4)                                     330               391
                                                                 ---------------
                                                                           4,142
                                                                 ---------------
INDUSTRIALS--11.6%
ARAMARK Corp. 8.500%, 2/1/15                               780               792
Biomet, Inc. 11.625%, 10/15/17                           2,120             2,305
Casella Waste Systems, Inc. 9.750%, 2/1/13               1,200             1,206
Corrections Corp. of America 7.750%, 6/1/17                610               636
DI Finance/DynCorp International, Inc.
   Series B 9.500%, 2/15/13                              1,950             2,011
Dycom Industries, Inc. 8.125%, 10/15/15                    985               975

                                                  PAR VALUE           VALUE
                                               ---------------   ---------------
INDUSTRIALS--(CONTINUED)
DynCorp International, Inc. 144A 10.375%,
   7/1/17 (4)                                  $            95   $            96
Gibraltar Industries, Inc. Series B 8.000%,
   12/1/15                                                 780               757
Goodman Global Group, Inc. 144A 0.000%,
   12/15/14 (4)                                            675               415
Travelport LLC 9.875%, 9/1/14                            1,280             1,289
                                                                 ---------------
                                                                          10,482
                                                                 ---------------
INFORMATION TECHNOLOGY--3.5%
Advanced Micro Devices, Inc. 144A 8.125%,
   12/15/17 (4)                                          1,090             1,090
Jabil Circuit, Inc. 7.750%, 7/15/16                        295               309
SunGard Data Systems, Inc.
   9.125%, 8/15/13                                         655               669
   10.250%, 8/15/15                                        985             1,022
Viasat, Inc. 8.875%, 9/15/16                                45                46
                                                                 ---------------
                                                                           3,136
                                                                 ---------------
MATERIALS--4.6%
Ball Corp. 6.750%, 9/15/20                                 445               452
Boise Paper Holdings LLC/ Boise Finance Co.
   144A 9.000%, 11/1/17(4)                                 345               357
   144A 8.000%, 4/1/20(4)                                  315               316
Cascades, Inc. 7.875%, 1/15/20                              70                70
Freeport-McMoRan Copper & Gold, Inc. 8.375%,
   4/1/17                                                  625               689
Huntsman International LLC
   7.875%, 11/15/14                                        490               475
   144A 8.625%, 3/15/20(4)                                 250               232
Phibro Animal Health Corp. 144A 9.250%,
   7/1/18 (4)                                              100               100
Solutia, Inc. 7.875%, 3/15/20                              940               942
Valmont Industries, Inc. 6.625%, 4/20/20                   535               549
                                                                 ---------------
                                                                           4,182
                                                                 ---------------
TELECOMMUNICATION SERVICES--15.9%
Cincinnati Bell, Inc. 8.750%, 3/15/18                      890               812
Crown Castle International Corp. 7.125%,
   11/1/19                                                 565               555
Frontier Communications Corp. 8.125%,
   10/1/18                                                 595               594
GCI, Inc. 8.625%, 11/15/19                               1,640             1,644
Global Crossing Ltd. 144A 12.000%,
   9/15/15 (4)                                           1,200             1,278
Hughes Network Systems LLC/Hughes Network
   Systems Finance Corp. 9.500%, 4/15/14                 1,770             1,801
ITC Deltacom, Inc. 144A 10.500%, 4/1/16 (4)                845               816

                             VIRTUS HIGH YIELD FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2010 (UNAUDITED)

($ reported in thousands)

                                                  PAR VALUE           VALUE
                                               ---------------   ---------------
TELECOMMUNICATION SERVICES--(CONTINUED)
Nextel Communications, Inc. Series C 5.950%,
   3/15/14                                     $           750   $           699
NII Capital Corp. 8.875%, 12/15/19                       2,165             2,198
PAETEC Holding Corp. 9.500%, 7/15/15                     1,085             1,061
Poland Telecom Finance BV Series B 14.000%,
   12/1/07 (6)(8)(12)                                    4,942                62
Telcordia Technologies, Inc. 144A 11.000%,
   5/1/18 (4)                                              750               716
Virgin Media Finance plc 8.375%, 10/15/19                  695               707
Windstream Corp. 7.000%, 3/15/19                         1,475             1,368
                                                                 ---------------
                                                                          14,311
                                                                 ---------------
UTILITIES--1.9%
Ferrellgas Partners LP
   144A 9.125%, 10/1/17(4)                                 675               707
   8.625%, 6/15/20                                         340               341
NRG Energy, Inc. 7.375%, 1/15/17                           695               690
                                                                 ---------------
                                                                           1,738
                                                                 ---------------
TOTAL CORPORATE BONDS
   (IDENTIFIED COST $84,536)                                              83,289
                                                                 ---------------
LOAN AGREEMENTS(3)--1.9%
CONSUMER STAPLES--0.5%
Roundy's Supermarkets, Inc. Tranche 10.000%,
   4/16/16                                                 500               503
                                                                 ---------------
FINANCIALS--0.4%
AGFS Funding Co. Tranche 7.250%, 4/21/15                   410               400
                                                                 ---------------
INDUSTRIALS--0.7%
Vertrue, Inc. Tranche 3.300%, 8/18/14                      750               634
                                                                 ---------------
INFORMATION TECHNOLOGY--0.3%
Reynolds & Reynolds Co. (The) Tranche B
   5.250%, 4/21/17                                         238               236
                                                                 ---------------
TOTAL LOAN AGREEMENTS
   (IDENTIFIED COST $1,787)                                                1,773
                                                                 ---------------

                                                    SHARES            VALUE
                                               ---------------   ---------------
COMMON STOCKS--0.0%
INDUSTRIALS--0.0%
ACG Holdings, Inc.(2)(6)(7)(8)                              76                 0
                                                                 ---------------


                                                    SHARES            VALUE
                                               ---------------   ---------------
TOTAL COMMON STOCKS
   (IDENTIFIED COST $358)                                                      0
                                                                 ---------------
TOTAL LONG TERM INVESTMENTS--94.3%
   (IDENTIFIED COST $86,681)                                              85,062
                                                                 ---------------
SHORT-TERM INVESTMENTS--9.5%
MONEY MARKET MUTUAL FUNDS--9.5%
BlackRock Institutional Money Market Trust
   (seven-day effective yield 0.293%).(15)           1,921,015   $         1,921
BlackRock Liquidity Funds TempCash
   Portfolio - Institutional Shares
   (seven-day effective yield 0.197%).(15)           2,969,380             2,969
BlackRock Liquidity Funds TempFund
   Portfolio - Institutional Shares
   (seven-day effective yield 0.177%)                3,640,047             3,640
                                                                 ---------------
TOTAL SHORT-TERM INVESTMENTS
   (IDENTIFIED COST $8,530)                                                8,530
                                                                 ---------------
TOTAL INVESTMENTS--103.8%
   (IDENTIFIED COST $95,211)                                              93,592(1)
   Other Assets and Liabilities--(3.8)                                    (3,469)
                                                                 ---------------
NET ASSETS--100.0%                                               $        90,123
                                                                 ===============

ABBREVIATIONS:

PIK  Payment-in-Kind Security

Virtus High Yield Fund

The following table provides a summary of inputs used to value the Fund's net assets as of June 30, 2010 (See Security Valuation Note 1A in the Notes to Schedules of Investments.):

                                                                 LEVEL 2        LEVEL 3
                                                               SIGNIFICANT    SIGNIFICANT
                             TOTAL VALUE AT      LEVEL 1        OBSERVABLE   UNOBSERVABLE
INVESTMENTS IN SECURITIES:    JUNE 30, 2010   QUOTED PRICES       INPUTS        INPUTS
--------------------------   --------------   -------------    -----------   ------------
Debt Securities:
   Corporate Debt                $83,289          $   --         $82,684          $605
   Loan Agreements                 1,773              --           1,773            --
Equity Securities:
   Common Stocks                      --              --              --             0+
   Short-term Investments          8,530           8,530              --            --
                                 -------          ------         -------          ----
Total Investments                 93,592           8,530          84,457           605
                                 =======          ======         =======          ====

+  Level 3 Common Stock valued at zero at beginning and end of the period.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                      1 |

High Yield Fund

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.

                                                           CORPORATE
INVESTMENTS IN SECURITIES                          TOTAL     DEBT
-------------------------                          -----   ---------
BALANCE AS OF SEPTEMBER 30, 2009:                  $634       $634
Accrued Discount/(Premium)                            2          2
Realized Gain (Loss)                                 --         --
Change in Unrealized Appreciation (Depreciation)      8          8
Net Purchases/(Sales)(b)                            (39)       (39)
Transfers In and/or Out of Level 3(a)                --         --
                                                   ----       ----
BALANCE AS OF JUNE 30, 2010                        $605       $605
                                                   ====       ====

(a) "Transfers in and/or out" represent the ending value as of June 30, 2010, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.

(b)  Includes paydowns on securities.

                VIRTUS INTERNATIONAL REAL ESTATE SECURITIES FUND
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2010 (UNAUDITED)

($ reported in thousands)

                                                    SHARES            VALUE
                                               ---------------   ---------------
COMMON STOCKS--99.2%
DIVERSIFIED REITS--17.6%
Beni Stabili SpA(2)                                     21,480   $            16
BGP Holdings plc(2)(6)(8)                              588,920                 0
British Land Co. plc                                   102,275               661
Canadian Real Estate Investment Trust                   16,820               439
Cominar Real Estate Investment Trust                    15,200               265
Dexus Property Group                                   904,415               580
First Capital Realty, Inc.                              20,160               258
Fonciere Des Regions                                     3,839               316
GPT Group                                              242,900               567
Kenedix Realty Investment Corp.                            116               323
Land Securities Group plc                              123,973             1,026
                                                                 ---------------
                                                                           4,451
                                                                 ---------------
INDUSTRIAL REITS--6.6%
Ascendas Real Estate Investment Trust                  469,300               606
Goodman Group                                        1,255,280               664
SEGRO plc                                              106,057               400
                                                                 ---------------
                                                                           1,670
                                                                 ---------------
OFFICE REITS--15.9%
Allied Properties Real Estate Investment
   Trust                                                 6,795               125
CapitaCommercial Trust                                 511,000               443
Champion Reit                                          878,576               407
Commonwealth Property Office Fund                      206,416               160
Derwent London plc                                      20,146               374
Great Portland Estates plc                              72,418               313
ING Office Fund                                        889,950               430
Japan Prime Realty Investment Corp.                        145               305
Japan Real Estate Investment Corp.                          46               375
Nippon Building Fund, Inc.                                  50               397
Nomura Real Estate Office Fund, Inc.                        63               314
Societe Immobiliere de Location Pour
   L'industrie Et Le Commerce                            3,707               366
                                                                 ---------------
                                                                           4,009
                                                                 ---------------
REAL ESTATE OPERATING COMPANIES--19.9%
AEON Mall Co. Ltd.                                      23,830               472
Brookfield Properties Corp.                             62,750               881
Castellum AB                                            41,666               378
Citycon Oyj                                            122,666               361
Fabege AB                                                9,860                58
GAGFAH S.A.                                             28,676               207
Hongkong Land Holdings Ltd.                            267,100             1,330

                                                    SHARES            VALUE
                                               ---------------   ---------------
REAL ESTATE OPERATING COMPANIES--(CONTINUED)
Iguatemi Empresa de Shopping Centers SA                 12,540   $           219
Multiplan Empreendimentos Imobiliarios SA               16,878               301
Norwegian Property ASA(2)                               91,000               119
PSP Swiss Property AG(2)                                 6,001               359
Safestore Holdings plc                                 199,176               340
                                                                 ---------------
                                                                           5,025
                                                                 ---------------
RESIDENTIAL REITS--1.3%
Boardwalk Real Estate Investment Trust                   8,460               318
                                                                 ---------------
RETAIL REITS--36.6%
CapitaMall Trust                                        94,650               124
CFS Retail Property Trust                              117,252               185
Corio N.V.                                              16,070               780
Eurocommercial Properties N.V.                          11,242               359
Hammerson plc                                           90,309               460
Klepierre                                               21,374               591
Link (The)                                             363,541               902
RioCan Real Estate Investment Trust                     40,550               725
Unibail-Rodamco                                         12,905             2,103
Westfield Group                                        294,673             2,995
                                                                 ---------------
                                                                           9,224
                                                                 ---------------
SPECIALIZED REITS--1.3%
Big Yellow Group plc(2)                                 76,761               337
                                                                 ---------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $24,276)                                                 25,034
                                                                 ---------------
TOTAL LONG TERM INVESTMENTS--99.2%
(IDENTIFIED COST $24,276)                                                 25,034
                                                                 ---------------
SHORT-TERM INVESTMENTS--2.0%
MONEY MARKET MUTUAL FUNDS--2.0%
Dreyfus Cash Management Fund - Institutional
   Shares (seven-day effective yield 0.130%)           504,932               505
                                                                 ---------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $505)                                                       505
                                                                 ---------------
TOTAL INVESTMENTS--101.2%
(IDENTIFIED COST $24,781)                                                 25,539(1)
Other assets and liabilities, net--(1.2)%                                   (313)
                                                                 ---------------
NET ASSETS--100.0%                                               $        25,226
                                                                 ===============

ABBREVIATIONS:

REIT   Real Estate Investment Trust

                VIRTUS INTERNATIONAL REAL ESTATE SECURITIES FUND
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2010 (UNAUDITED)

($ reported in thousands)

COUNTRY WEIGHTINGS as of 6/30/10 +
----------------------------------
Australia                                             22%
United Kingdom                                        15
France                                                13
Canada                                                12
Japan                                                  9
Bermuda                                                5
Hong Kong                                              5
Other (includes short-term investments)               19
                                                     ---
Total                                                100%
                                                     ===

+    % of total investments as of June 30, 2010

Virtus International Real Estate Securities Fund

The following table provides a summary of inputs used to value the Fund's net assets as of June 30, 2010 (See Security Valuation Note 1A in the Notes to Schedules of Investments.):

                                                                  LEVEL 2              LEVEL 3
                            TOTAL VALUE AT      LEVEL 1         SIGNIFICANT          SIGNIFICANT
                             JUNE 30, 2010   QUOTED PRICES   OBSERVABLE INPUTS   UNOBSERVABLE INPUTS
                            --------------   -------------   -----------------   -------------------
Equity Securities:
   Common Stocks                $25,034          $4,877           $20,157               $ 0++
   Short-term Investments           505             505                --                --
                                -------          ------           -------               ---
Total Investments               $25,539          $5,382           $20,157               $ 0++
                                =======          ======           =======               ===

++   Level 3 Common Stock valued at zero at beginning and end of the period.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                       1 |

                           VIRTUS MARKET NEUTRAL FUND
                             SCHEDULE OF INVESTMENTS
                                       AND
                              SECURITIES SOLD SHORT
                            JUNE 30, 2010 (UNAUDITED)

($ reported in thousands)

                                                    SHARES            VALUE
                                               ---------------   ---------------
COMMON STOCKS--88.3%
CONSUMER DISCRETIONARY--16.9%
Abercrombie & Fitch Co. Class A                         35,760   $         1,097
AnnTaylor Stores Corp.(2)                               26,980               439
Autoliv, Inc.                                            6,790               325
Drew Industries, Inc.(2)                                16,890               341
Electrolux AB Series B                                  28,100               642
Esprit Holdings Ltd.                                    34,753               187
Ethan Allen Interiors, Inc.                             24,630               345
Foschini Ltd. ADR                                       16,120               273
Home Depot, Inc. (The)                                  11,660               327
Johnson Controls, Inc.                                   9,010               242
L'Occitane International SA(2)                         156,500               341
Liz Claiborne, Inc.(2)                                 117,490               496
LVMH Moet Hennessy Louis Vuitton S.A                     5,580               607
Macy's, Inc.                                            22,490               403
NetFlix, Inc.(2)                                         1,760               191
Newell Rubbermaid, Inc.                                 51,280               751
News Corp. Class A                                      37,760               452
Nordstrom, Inc.                                         26,670               859
OfficeMax, Inc.(2)                                      59,380               775
Ryland Group, Inc. (The)                                20,120               318
Saks, Inc.(2)                                           54,440               413
Sodexo                                                   4,550               253
Stanley Black & Decker, Inc.                            14,040               709
Staples, Inc.                                           49,820               949
Target Corp.                                            18,820               925
Thomas Cook Group plc                                  246,710               653
Tiffany & Co.                                            6,200               235
Timberland Co. (The) Class A(2)                         32,730               529
Toyoda Gosei Co., Ltd.                                  10,400               258
Wet Seal, Inc. (The) Class A(2)                        104,420               381
Williams-Sonoma, Inc.                                   19,350               480
                                                                 ---------------
                                                                          15,196
                                                                 ---------------
CONSUMER STAPLES--13.8%
Archer-Daniels-Midland Co.                              17,600               454
BJ's Wholesale Club, Inc.(2)                            21,640               801
Clorox Co. (The)                                        14,090               876
CVS Caremark Corp.                                      16,180               474
Diageo plc                                              14,999               236
Energizer Holdings, Inc.(2)                             10,580               532

                                                    SHARES            VALUE
                                               ---------------   ---------------
CONSUMER STAPLES--(CONTINUED)
Estee Lauder Cos., Inc. (The) Class A                    3,440   $           192
Imperial Tobacco Group plc                              16,740               468
Kao Corp.                                                9,000               212
Kirin Brewery Co., Ltd.                                 30,000               378
Koninklijke Ahold N.V                                   37,590               465
Kraft Foods, Inc. Class A                               24,930               698
Metro AG                                                12,150               620
Molson Coors Brewing Co. Class B                         6,190               262
Nestle S.A. Registered Shares                            9,500               458
PepsiCo, Inc.                                           24,340             1,483
Philip Morris International, Inc.                       21,570               989
Toyo Suisan Kaisha Ltd.                                 20,000               477
Unilever N.V                                            28,360               774
Wal-Mart Stores, Inc.                                    8,670               417
Whole Foods Market, Inc.(2)                             31,422             1,132
                                                                 ---------------
                                                                          12,398
                                                                 ---------------
ENERGY--4.8%
Anadarko Petroleum Corp.                                 3,620               131
Cameron International Corp.(2)                          18,860               613
Comstock Resources, Inc.(2)                             14,190               393
Concho Resources, Inc.(2)                               13,950               772
Continental Resources, Inc.(2)                          16,310               728
Dockwise Ltd.(2)                                         8,850               210
Ensco International plc Sponsored ADR                   12,260               482
Halliburton Co.                                          6,440               158
LUKOIL O.A.O Sponsored ADR                               5,980               308
Occidental Petroleum Corp.                               2,930               226
Suncor Energy, Inc.                                      9,250               272
                                                                 ---------------
                                                                           4,293
                                                                 ---------------
FINANCIALS--6.5%
Arch Capital Group Ltd.(2)                               7,250               540
Citizens Republic Bancorp, Inc.(2)                     205,820               175
City National Corp.                                     17,060               874
Fidelity National Financial, Inc. Class A               51,050               663
First American Financial Corp.                          23,020               292
First Midwest Bancorp, Inc.                             24,850               302
Huntington Bancshares, Inc.                            126,620               702
Investment Technology Group, Inc.(2)                    31,086               499
MFA Financial, Inc.                                     53,010               392

                           VIRTUS MARKET NEUTRAL FUND
                             SCHEDULE OF INVESTMENTS
                                       AND
                        SECURITIES SOLD SHORT (CONTINUED)
                            JUNE 30, 2010 (UNAUDITED)

($ reported in thousands)

                                                    SHARES            VALUE
                                               ---------------   ---------------
FINANCIALS--(CONTINUED)
Muenchener Rueckversicherungs-Gesellschaft
   AG Registered Shares                                  2,600   $           326
Piper Jaffray Cos.(2)                                    7,700               248
PrivateBancorp, Inc.                                    32,560               361
TD Ameritrade Holding Corp.(2)                          29,640               454
                                                                 ---------------
                                                                           5,828
                                                                 ---------------
HEALTH CARE--12.9%
Alexion Pharmaceuticals, Inc.(2)                         5,280               270
Align Technology, Inc.(2)                               24,180               360
Allergan, Inc.                                           3,850               224
Amedisys, Inc.(2)                                        9,910               436
AmerisourceBergen Corp.                                  6,440               204
Amgen, Inc.(2)                                           2,840               149
Amylin Pharmaceuticals, Inc.(2)                         40,840               768
ArthroCare Corp.(2)                                      2,930                90
BioMarin Pharmaceutical, Inc.(2)                         7,090               134
Celgene Corp.(2)                                         2,390               121
CIGNA Corp.                                              4,060               126
Cooper Companies, Inc.                                  15,160               603
Covidien plc                                            23,340               938
Dendreon Corp.(2)                                          220                 7
Edwards Lifesciences Corp.(2)                            4,720               264
Emergency Medical Services Corp. Class A(2)              1,380                68
Emergent Biosolutions, Inc.(2)                          26,100               426
Express Scripts, Inc.(2)                                 3,740               176
Hospira, Inc.(2)                                        15,440               887
Human Genome Sciences, Inc.(2)                           9,260               210
ICON plc Sponsored ADR(2)                                6,570               190
Illumina, Inc.(2)                                        2,310               101
Incyte Corp., Ltd.(2)                                   15,280               169
King Pharmaceuticals, Inc.(2)                           66,410               504
Lincare Holdings, Inc.                                   7,430               242
MAP Pharmaceuticals, Inc.(2)                             8,000               105
Medtronic, Inc.                                          2,440                89
Merck & Co., Inc.                                        4,040               141
Myriad Genetics, Inc.(2)                                 5,110                76
Omnicare, Inc.                                           8,600               204
PerkinElmer, Inc.                                        2,390                49
Pfizer, Inc.                                            15,110               215
Salix Pharmaceuticals Ltd.(2)                            8,560               334
Sanofi-Aventis SA                                        8,270               498

                                                    SHARES            VALUE
                                               ---------------   ---------------
HEALTH CARE--(CONTINUED)
Smith & Nephew plc                                      44,730   $           423
St. Jude Medical, Inc.(2)                               14,950               540
Thermo Fisher Scientific, Inc.(2)                        4,190               206
United Therapeutics Corp.(2)                             1,270                62
Universal Health Services, Inc. Class B                 17,950               685
Warner Chilcott plc Class A(2)                           8,270               189
Zimmer Holdings, Inc.(2)                                 2,990               162
                                                                 ---------------
                                                                          11,645
                                                                 ---------------
INDUSTRIALS--10.5%
Actuant Corp. Class A                                   18,650               351
Altra Holdings, Inc.(2)                                 59,364               773
BAE Systems plc                                         88,238               411
East Japan Railway Co.                                   4,300               286
Finmeccanica SpA                                        46,510               482
FTI Consulting, Inc.(2)                                 12,420               541
Harbin Power Equipment Co., Ltd.                       444,000               317
Hutchison Whampoa Ltd. ADR                              16,500               507
ICF International, Inc.(2)                              15,740               377
IDEX Corp.                                               7,710               220
Kennametal, Inc.                                        26,540               675
Lennox International, Inc.                               7,830               325
McDermott International, Inc.(2)                        12,720               275
Navistar International Corp.(2)                         14,440               710
Robert Half International, Inc.                         20,220               476
Roper Industries, Inc.                                   4,710               264
Schneider Electric SA                                    4,333               438
Snap-On, Inc.                                            5,360               219
Steelcase, Inc. Class A                                 68,530               531
Teledyne Technologies, Inc.(2)                           4,727               182
Timken Co. (The)                                        23,110               601
TNT N.V                                                 17,690               446
                                                                 ---------------
                                                                           9,407
                                                                 ---------------
INFORMATION TECHNOLOGY--15.1%
Akamai Technologies, Inc.(2)                             4,670               189
Amadeus IT Holding SA A Shares(2)                       32,190               512
AOL, Inc.(2)                                             9,977               207
Apple, Inc.(2)                                           4,980             1,253
AU Optronics Corp. Sponsored ADR                        36,560               325
Broadcom Corp. Class A                                   5,190               171
CoreLogic, Inc.                                         23,020               406
Dolby Laboratories, Inc. Class A(2)                      4,070               255

                           VIRTUS MARKET NEUTRAL FUND
                             SCHEDULE OF INVESTMENTS
                                       AND
                        SECURITIES SOLD SHORT (CONTINUED)
                            JUNE 30, 2010 (UNAUDITED)

($ reported in thousands)

                                                    SHARES            VALUE
                                               ---------------   ---------------
INFORMATION TECHNOLOGY--(CONTINUED)
EMC Corp.(2)                                            57,390   $         1,050
Emulex Corp.(2)                                         30,270               278
Equinix, Inc.(2)                                         6,740               547
Fujitsu Ltd.                                            64,570               404
Google, Inc. Class A(2)                                    890               396
Harris Corp.                                            13,740               572
Informatica Corp.(2)                                    51,790             1,237
International Business Machines Corp.                    1,600               198
Microsemi Corp.(2)                                      35,310               517
Oracle Corp.                                            23,160               497
Quest Software, Inc.(2)                                 32,280               582
Research In Motion Ltd.(2)                              22,070             1,087
Rovi Corp.(2)                                           13,550               514
Siliconware Precision Industries Co.
   Sponsored ADR                                        72,000               385
Synopsys, Inc.(2)                                       17,660               369
Tellabs, Inc.                                           70,970               453
Teradata Corp.(2)                                       13,973               426
VMware, Inc. Class A(2)                                 12,682               794
                                                                 ---------------
                                                                          13,624
                                                                 ---------------
MATERIALS--3.0%
Atlas Iron Ltd.(2)                                     134,240               232
Freeport-McMoRan Copper & Gold, Inc.                     3,850               227
Impala Platinum Holdings Ltd. Sponsored ADR             10,800               252
Kaneka Corp.                                            66,000               383
RTI International Metals, Inc.(2)                       17,700               427
Temple-Inland, Inc.                                     21,380               442
Titanium Metals Corp.(2)                                28,350               499
Tokyo Ohka Kogyo Co., Ltd.                              17,090               288
                                                                 ---------------
                                                                           2,750
                                                                 ---------------
TELECOMMUNICATION SERVICES--2.1%
AT&T, Inc.                                              11,280               273
Frontier Communications Corp.                           93,620               666
MTN Group Ltd. Sponsored ADR                            29,420               392
Telefonica Moviles S.A.(6)(8)                            1,400                 0
Turkcell Iletisim Hizmetleri A.S. ADR                   18,020               234
VimpelCom Ltd.(2)                                       18,670               302
                                                                 ---------------
                                                                           1,867
                                                                 ---------------
UTILITIES--2.7%
Ameren Corp.                                            22,140               526

                                                    SHARES            VALUE
                                               ---------------   ---------------
UTILITIES--(CONTINUED)
Cia Paranaense de Energia ADR                           16,460   $           340
Great Plains Energy, Inc.                               35,860               611
PNM Resources, Inc.                                     46,080               515
Portland General Electric Co.                           23,130               424
                                                                 ---------------
                                                                           2,416
                                                                 ---------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $76,402)                                                 79,424
                                                                 ---------------
TOTAL LONG TERM INVESTMENTS--88.3%
(IDENTIFIED COST $76,402)                                                 79,424
                                                                 ---------------
SHORT-TERM INVESTMENTS--6.3%
MONEY MARKET MUTUAL FUNDS--6.3%
BlackRock Liquidity Funds TempFund Portfolio
   - Institutional Shares (seven-day
   effective yield 0.177%)                           5,655,966             5,656
                                                                 ---------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $5,656)                                                   5,656
                                                                 ---------------
TOTAL INVESTMENTS--94.6%
(IDENTIFIED COST $82,058)                                                 85,080(1)
SECURITIES SOLD SHORT--(89.5)%
(PROCEEDS ($80,071))                                                     (80,458)
Other assets and liabilities, net--94.9%                                  85,296
                                                                 ---------------
NET ASSETS--100.0%                                               $        89,918
                                                                 ===============
SECURITIES SOLD SHORT--89.5%
COMMON STOCKS SOLD SHORT--(89.5)%
CONSUMER DISCRETIONARY--(18.5)%
Advance Auto Parts, Inc.                               (17,820)             (894)
Brunswick Corp.                                        (25,660)             (319)
Cinemark Holdings, Inc.                                (17,010)             (224)
Compass Group plc                                      (35,370)             (269)
Crew (J.) Group, Inc.                                  (10,300)             (379)
Discovery Communications, Inc. Class A                 (22,050)             (787)
Family Dollar Stores, Inc.                             (29,150)           (1,099)
Garmin Ltd.                                            (13,800)             (403)
Genuine Parts Co.                                      (15,060)             (594)
Harley-Davidson, Inc.                                  (15,110)             (336)
Hermes International                                    (4,190)             (555)
Husqvarna AB                                          (107,260)             (645)

                           VIRTUS MARKET NEUTRAL FUND
                             SCHEDULE OF INVESTMENTS
                                       AND
                        SECURITIES SOLD SHORT (CONTINUED)
                            JUNE 30, 2010 (UNAUDITED)

($ reported in thousands)

                                                    SHARES            VALUE
                                               ---------------   ---------------
CONSUMER DISCRETIONARY--(CONTINUED)
Intercontinental Hotels Group plc                      (50,110)  $          (790)
Li & Fung Ltd.                                         (60,000)             (268)
LKQ Corp.                                              (42,729)             (824)
Lululemon Athletica, Inc.                              (23,920)             (890)
Morningstar, Inc.                                       (6,010)             (256)
NGK Spark Plug Co., Ltd.                               (22,000)             (273)
O'Reilly Automotive, Inc.                              (13,680)             (651)
Panera Bread Co. Class A                               (15,650)           (1,178)
Penney (J.C.) Co., Inc.                                (40,070)             (861)
Polo Ralph Lauren Corp.                                 (9,420)             (687)
Ross Stores, Inc.                                      (12,010)             (640)
Tim Hortons, Inc.                                      (24,670)             (789)
UniFirst Corp.                                         (11,340)             (499)
Urban Outfitters, Inc.                                 (35,010)           (1,204)
Woolworths Holdings Ltd. GDR                           (10,650)             (333)
                                                                 ---------------
                                                                         (16,647)
                                                                 ---------------
CONSUMER STAPLES--(13.6)%
Asahi Breweries Ltd.                                   (25,800)             (437)
Carrefour SA                                           (14,470)             (574)
Church & Dwight Co., Inc.                              (23,930)           (1,501)
Constellation Brands, Inc. Class A                     (28,000)             (437)
Flowers Foods, Inc.                                    (45,020)           (1,100)
General Mills, Inc.                                    (33,530)           (1,191)
Green Mountain Coffee, Inc.                            (47,670)           (1,225)
Hain Celestial Group, Inc. (The)                       (22,330)             (450)
Heinz (H.J.) Co.                                        (9,370)             (405)
Hormel Foods Corp.                                      (9,630)             (390)
Kroger Co. (The)                                       (21,960)             (432)
L'Oreal SA                                              (6,250)             (612)
Lindt & Spruengli AG                                      (310)             (673)
Pernod-Ricard SA                                        (7,497)             (582)
Reckitt Benckiser Group plc                             (9,850)             (458)
SABMiller plc                                           (8,570)             (240)
Seven & I Holdings Co., Ltd.                           (19,200)             (440)
Shiseido Co., Ltd.                                     (10,600)             (234)
Smucker (J.M.) Co. (The)                                (7,636)             (460)
Tyson Foods, Inc. Class A                              (24,900)             (408)
                                                                 ---------------
                                                                         (12,249)
                                                                 ---------------
ENERGY--(4.4)%
AMEC plc                                               (39,950)             (490)
Baker Hughes, Inc.                                     (22,750)             (946)

                                                    SHARES            VALUE
                                               ---------------   ---------------
ENERGY--(CONTINUED)
Berry Petroleum Co. Class A                            (20,130)  $          (518)
Cenovus Energy, Inc.                                   (10,980)             (283)
Devon Energy Corp.                                      (3,260)             (199)
Diamond Offshore Drilling, Inc.                        (11,180)             (695)
Exxon Mobil Corp.                                       (3,140)             (179)
Goodrich Petroleum Corp.                               (28,120)             (337)
PetroChina Co., Ltd. ADR                                (2,820)             (309)
                                                                 ---------------
                                                                          (3,956)
                                                                 ---------------
FINANCIALS--(6.3)%
BB&T Corp.                                             (13,380)             (352)
FirstMerit Corp.                                       (16,300)             (279)
Hannover Rueckversicherung AG Registered
   Shares                                               (8,480)             (364)
People's United Financial, Inc.                        (45,710)             (617)
Prosperity Bancshares, Inc.                            (38,200)           (1,328)
Trustmark Corp.                                        (12,160)             (253)
Valley National Bancorp                                (56,448)             (769)
Washington Federal, Inc.                               (32,470)             (525)
Westamerica Bancorp                                    (23,080)           (1,212)
                                                                 ---------------
                                                                          (5,699)
                                                                 ---------------
HEALTH CARE--(12.9)%
AMAG Pharmaceuticals, Inc.                              (6,190)             (213)
American Medical Systems Holdings, Inc.                (15,810)             (350)
AstraZeneca plc Sponsored ADR                          (26,470)           (1,247)
Auxilium Pharmaceuticals, Inc.                         (10,410)             (245)
Bard (C.R.), Inc.                                       (5,670)             (440)
Becton, Dickinson & Co.                                 (4,710)             (318)
Biogen Idec, Inc.                                       (9,530)             (452)
CareFusion Corp.                                       (16,520)             (375)
Charles River Laboratories International, Inc.          (7,460)             (255)
Conceptus, Inc.                                         (5,150)              (80)
Covance, Inc.                                          (13,320)             (683)
DENTSPLY International, Inc.                           (20,430)             (611)
Eisai Co., Ltd.                                        (17,350)             (576)
Eli Lilly & Co.                                        (13,660)             (458)
Gen-Probe, Inc.                                        (22,470)           (1,021)
Haemonetics Corp.                                      (10,070)             (539)
Health Net, Inc.                                        (8,000)             (195)
Healthways, Inc.                                       (26,950)             (321)
Integra LifeSciences Holdings Corp.                    (12,330)             (456)
Intuitive Surgical, Inc.                                (2,150)             (679)

                           VIRTUS MARKET NEUTRAL FUND
                             SCHEDULE OF INVESTMENTS
                                       AND
                        SECURITIES SOLD SHORT (CONTINUED)
                            JUNE 30, 2010 (UNAUDITED)

($ reported in thousands)

                                                    SHARES            VALUE
                                               ---------------   ---------------
HEALTH CARE--(CONTINUED)
Invacare Corp.                                         (19,470)  $          (404)
Laboratory Corp. of America Holdings                    (2,330)             (175)
Lundbeck (H) A/S                                       (23,040)             (314)
Techne Corp.                                           (10,395)             (597)
UCB SA                                                  (7,640)             (240)
VCA Antech, Inc.                                       (13,040)             (323)
                                                                 ---------------
                                                                         (11,567)
                                                                 ---------------
INDUSTRIALS--(9.2)%
American Superconductor Corp.                           (9,950)             (266)
Baldor Electric Co.                                    (59,730)           (2,155)
Bucyrus International, Inc.                             (9,440)             (448)
Central Japan Railway Co.                                  (34)             (281)
Cobham plc                                            (120,640)             (382)
Donaldson Co., Inc.                                    (19,970)             (852)
Dongfang Electric Corp., Ltd.                         (147,200)             (453)
GATX Corp.                                             (26,320)             (702)
Legrand SA                                             (15,050)             (446)
Regal-Beloit Corp.                                      (7,270)             (405)
Rolls-Royce Group plc(8)                            (7,591,140)              (11)
Rolls-Royce Group plc                                  (84,346)             (704)
Wabtec Corp.                                           (20,140)             (803)
Watsco, Inc.                                            (5,730)             (332)
                                                                 ---------------
                                                                          (8,240)
                                                                 ---------------
INFORMATION TECHNOLOGY--(16.2)%
Adobe Systems, Inc.                                    (15,320)             (405)
Advanced Semiconductor Engineering, Inc. ADR          (105,950)             (414)
Altera Corp.                                           (27,330)             (678)
Amdocs Ltd.                                             (4,680)             (126)
ANSYS, Inc.                                             (8,930)             (362)
Automatic Data Processing, Inc.                         (3,270)             (132)
CACI International, Inc. Class A                        (7,860)             (334)
Corning, Inc.                                          (43,130)             (696)
Cree, Inc.                                              (7,210)             (433)
F5 Networks, Inc.                                       (6,570)             (450)
International Rectifier Corp.                          (24,710)             (460)
LG Display Co., Ltd. ADR                               (24,970)             (402)
Linear Technology Corp.                                (25,500)             (709)
Marvell Technology Group Ltd.                          (60,140)             (948)
McAfee, Inc.                                            (4,870)             (150)
National Semiconductor Corp.                           (59,830)             (805)
Neopost SA                                              (6,680)             (484)

                                                    SHARES            VALUE
                                               ---------------   ---------------
INFORMATION TECHNOLOGY--(CONTINUED)
Nippon Electric Glass Co., Ltd.                        (35,000)  $          (401)
Polycom, Inc.                                          (10,870)             (324)
QLogic Corp.                                           (38,800)             (645)
Salesforce.com, Inc.                                   (11,420)             (980)
SAP AG Sponsored ADR                                    (9,200)             (407)
Skyworks Solutions, Inc.                               (12,540)             (210)
Telefonaktiebolaget LM Ericsson Class B                (46,460)             (515)
Texas Instruments, Inc.                                (23,800)             (554)
Vishay Intertechnology, Inc.                           (54,130)             (419)
Western Digital Corp.                                  (25,200)             (760)
Xilinx, Inc.                                            (9,770)             (247)
Yahoo!, Inc.                                           (33,160)             (459)
Zebra Technologies Corp. Class A                       (24,230)             (615)
                                                                 ---------------
                                                                         (14,524)
                                                                 ---------------
MATERIALS--(3.6)%
Anglo Platinum Ltd. ADR                                 (3,900)             (368)
NewMarket Corp.                                         (6,960)             (608)
OJI Paper Co., Ltd.                                    (88,980)             (436)
Owens-Illinois, Inc.                                    (6,390)             (169)
OZ Minerals Ltd.                                      (267,320)             (212)
Sensient Technologies Corp.                            (35,890)             (931)
Sigma-Aldrich Corp.                                     (2,460)             (123)
Toray Industries, Inc.                                 (80,370)             (385)
                                                                 ---------------
                                                                          (3,232)
                                                                 ---------------
TELECOMMUNICATION SERVICES--(2.0)%
Indosat Tbk PT ADR                                     (14,740)             (400)
Mobile TeleSystems OJSC Sponsored ADR                  (28,490)             (546)
tw telecom, inc                                        (36,290)             (605)
Verizon Communications, Inc.                            (9,480)             (266)
                                                                 ---------------
                                                                          (1,817)
                                                                 ---------------
UTILITIES--(2.8)%
Consolidated Edison, Inc.                              (13,470)             (581)
Dominion Resources, Inc.                               (15,320)             (593)
Huaneng Power International, Inc.
   Sponsored ADR                                        (4,890)             (115)
NextEra Energy, Inc.                                    (8,390)             (409)
OGE Energy Corp.                                       (16,380)             (599)

                           VIRTUS MARKET NEUTRAL FUND
                             SCHEDULE OF INVESTMENTS
                                       AND
                        SECURITIES SOLD SHORT (CONTINUED)
                            JUNE 30, 2010 (UNAUDITED)

($ reported in thousands)

                                                    SHARES            VALUE
                                               ---------------   ---------------
UTILITIES--(CONTINUED)
Tractebel Energia SA Sponsored ADR                     (18,960)  $          (230)
                                                                 ---------------
                                                                          (2,527)
                                                                 ---------------
TOTAL COMMON STOCKS SOLD SHORT--(89.5)%
(PROCEEDS ($80,071))                                                     (80,458)
                                                                 ---------------
TOTAL SECURITIES SOLD SHORT--(89.5)%
(PROCEEDS ($80,071))                                                     (80,458)(1)
                                                                 ---------------

ABBREVIATIONS:

ADR   American Depositary Receipt.

                           VIRTUS MARKET NEUTRAL FUND
                             SCHEDULE OF INVESTMENTS
                                       AND
                              SECURITIES SOLD SHORT
                            JUNE 30, 2010 (UNAUDITED)

($ reported in thousands)

COUNTRY WEIGHTINGS - LONG as of 6/30/10 +
-----------------------------------------
United States (includes short-term investments)       77%
Japan                                                  3
United Kingdom                                         3
Canada                                                 2
France                                                 2
Ireland                                                2
Netherlands                                            2
Other                                                  9
                                                     ---
Total                                                100%
                                                     ===

+    % of total investments as of June 30, 2010

                           VIRTUS MARKET NEUTRAL FUND
                             SCHEDULE OF INVESTMENTS
                                       AND
                              SECURITIES SOLD SHORT
                            JUNE 30, 2010 (UNAUDITED)

($ reported in thousands)

COUNTRY WEIGHTINGS - SHORT as of 6/30/10 +
------------------------------------------
United States (includes short-term investments)       74%
United Kingdom                                         6
France                                                 4
Japan                                                  4
Sweden                                                 2
Bermuda                                                1
Canada                                                 1
Other                                                  8
                                                     ---
Total                                                100%
                                                     ===

+    % of total investments as of June 30, 2010

Virtus Market Neutral Fund

The following table provides a summary of inputs used to value the Fund's net assets as of June 30, 2010 (See Security Valuation Note 1A in the Notes to Schedules of Investments.):

ASSETS TABLE

                                                                LEVEL 2        LEVEL 3
                                                              SIGNIFICANT   SIGNIFICANT
                             TOTAL VALUE AT      LEVEL 1      OBSERVABLE    UNOBSERVABLE
INVESTMENTS IN SECURITIES:   JUNE 30, 2010    QUOTED PRICES     INPUTS         INPUTS
--------------------------   --------------   -------------   -----------   ------------
Equity Securities:
   Common Stocks                 $79,424         $67,592        $11,832       $   0+
   Short-term Investments          5,656           5,656             --          --
                                 -------         -------        -------       -----
Total Investments                 85,080          73,248         11,832           0+
                                 =======         =======        =======       =====

LIABILITIES TABLE

                                                                 LEVEL 2        LEVEL 3
                                                               SIGNIFICANT   SIGNIFICANT
                              TOTAL VALUE AT      LEVEL 1      OBSERVABLE    UNOBSERVABLE
INVESTMENTS IN SECURITIES:    JUNE 30, 2010    QUOTED PRICES     INPUTS         INPUTS
---------------------------   --------------   -------------   -----------   ------------
Equity Securities:
   Common Stocks Sold Short      $(80,458)       $(66,717)      $(13,730)        $(11)
                                 --------        --------       --------         ----
Total Liabilities                $(80,458)       $(66,717)      $(13,730)        $(11)
                                 ========        ========       ========         ====

+  Level 3 Common Stock valued at zero at beginning and end of the period.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                       1 |

Market Neutral Fund

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.

                                                           Common Stocks
INVESTMENTS IN SECURITIES                          TOTAL     Sold Short
-------------------------                          -----   -------------
BALANCE AS OF SEPTEMBER 30, 2009:                  $ --         $ --
Accrued Discount/(Premium)                           --           --
Realized Gain (Loss)                                 --           --
Change in Unrealized Appreciation (Depreciation)     --           --
Net Purchases/(Sales)                                --           --
Transfers In and/or Out of Level 3(a)               (11)         (11)
                                                   ----         ----
BALANCE AS OF JUNE 30, 2010                        $(11)        $(11)
                                                   ====         ====

(a) "Transfers in and/or out" represent the ending value as of June 30, 2010, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.

                      VIRTUS MULTI-SECTOR FIXED INCOME FUND
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2010 (UNAUDITED)

($ reported in thousands)

                                                  PAR VALUE           VALUE
                                               --------------    ---------------
MUNICIPAL BONDS--0.3%
MICHIGAN--0.1%
Tobacco Settlement Finance Authority Taxable
   Series 06-A, 7.309%, 6/1/34                 $          165    $           126
                                                                 ---------------
SOUTH DAKOTA--0.1%
Educational Enhancement Funding Corp.
   Taxable Series 02-A, 6.720%, 6/1/25                    191                169
                                                                 ---------------
VIRGINIA--0.1%
Tobacco Settlement Financing Corp. Taxable
   Series 07-A1, 6.706%, 6/1/46                           345                233
                                                                 ---------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $669)                                                       528
                                                                 ---------------
FOREIGN GOVERNMENT SECURITIES--9.6%
Bolivarian Republic of Venezuela
   8.500%, 10/8/14                                      1,210                935
   RegS 5.750%, 2/26/16(5)                                705                444
   9.250%, 9/15/27                                      1,035                701
   9.375%, 1/13/34                                        950                594
Commonwealth of Australia Series 123,
   5.750%, 4/15/12                                      1,110AUD             955
Commonwealth of Canada 2.750%, 12/1/10                  1,399CAD           1,325
Federative Republic of Brazil
   12.500%, 1/5/16                                      1,185BRL             734
   12.500%, 1/5/22                                      1,125BRL             709
   10.250%, 1/10/28                                     2,130BRL           1,196
Republic of Argentina
   PIK Interest Capitalization 8.280%,
      12/31/33                                          4,523              3,115
   Series GDP 3.169%, 12/15/35(3)                       3,200                260
Republic of Colombia
   12.000%, 10/22/15                                  925,000COP             628
   6.125%, 1/18/41                                      1,000              1,018
Republic of Indonesia
   Series FR-23, 11.000%, 12/15/12                  6,200,000IDR             745
   Series FR-30, 10.750%, 5/15/16                   3,360,000IDR             422
Republic of Korea Series 1112, 4.750%,
   12/10/11                                         1,902,500KRW           1,585
Republic of Lithuania 144A 7.375%,
   2/11/20 (4)                                            500                530
Republic of South Africa Series R-201
   8.750%, 12/21/14                                     5,285ZAR             710
Republic of Turkey 0.000%, 2/2/11                       1,860TRY           1,121
Republic of Ukraine
   RegS 7.650%, 6/11/13(5)                                500                506

                                                  PAR VALUE           VALUE
                                               --------------    ---------------
   144A 6.580%, 11/21/16(4)                    $          250    $           232
   RegS 6.580%, 11/21/16(5)                               360                337
Russian Federation RegS 7.500%, 3/31/30 (3)(5)            138                155
                                                                 ---------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $17,885)                                                 18,957
                                                                 ---------------
MORTGAGE-BACKED SECURITIES--13.8%
NON-AGENCY--13.8%
American Tower Trust 07-1A, C 144A 5.615%,
   4/15/37 (4)                                            750                789
Bear Stearns Commercial Mortgage Securities,
   Inc.
   06-PW12, A4 5.907%, 9/11/38(3)                         790                848
   06-PW14, A4 5.201%, 12/11/38                           350                358
   05-PW10, A4 5.405%, 12/11/40                           950                999
   07-T28, A4 5.742%, 9/11/42                             800                835
   05-T20, A4A 5.297%, 10/12/42(3)                        600                641
   07-PW18, A4 5.700%, 6/11/50                            750                759
   07-PW18, AM 6.084%, 6/11/50                            725                631
Citigroup-Deutsche Bank Commercial Mortgage
   Trust
   05-CD1, AM 5.397%, 7/15/44(3)                          610                585
   07-CD4, A4 5.322%, 12/11/49                            475                461
Credit Suisse First Boston Mortgage
   Securities Corp. 04-C5, A3 4.499%,
   11/15/37                                               825                844
Credit Suisse Mortgage Capital Certificates
   06-C1, A3 5.711%, 2/15/39 (3)                          650                689
GE Capital Commercial Mortgage Corp. 03-C1,
   C 4.975%, 1/10/38                                      595                602
GMAC Commercial Mortgage Securities, Inc.
   04-C2, A3 5.134%, 8/10/38                              450                466
Goldman Sachs Mortgage Securities Corp. II
   07-GG10, A4 5.999%, 8/10/45 (3)                        915                900
Greenwich Capital Commercial Funding Corp.
   04-GG1, A7 5.317%, 6/10/36                             550                588
JPMorgan Chase Commercial Mortgage
   Securities Corp.
   05-LDP2, AM 4.780%, 7/15/42                            775                723
   05-LDP5, AM 5.402%, 12/15/44(3)                        950                914
   06-LDP7, A4 6.064%, 4/15/45(3)                       1,000              1,066
   06-LDP9, A3 5.336%, 5/15/47                            700                692
   07-LD12, A4 5.882%, 2/15/51                            750                752
Lehman Brothers - UBS Commercial Mortgage
   Trust

                      VIRTUS MULTI-SECTOR FIXED INCOME FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2010 (UNAUDITED)

($ reported in thousands)

                                                  PAR VALUE           VALUE
                                               --------------    ---------------
NON-AGENCY--(CONTINUED)
   07-C2, A3 5.430%, 2/15/40                   $        1,100    $         1,103
   07-C2, H 144A 6.192%, 2/15/40(4)                       850                 96
   05-C3, AM 4.794%, 7/15/40                              350                325
   07-C6, A4 5.858%, 7/15/40                              700                694
   07-C7, A3 5.866%, 9/15/45                              600                604
Lehman Brothers Commercial Conduit Mortgage
   Trust 07-C3, A4 6.150%, 7/15/44 (3)                    500                493
Merrill Lynch Mortgage Trust 06-C1,
   AM 5.838%, 5/12/39 (3)                                 715                630
Merrill Lynch-Countrywide Commercial
   Mortgage Trust 06-4, A3 5.172%, 12/12/49               650                642
Morgan Stanley Capital I
   05-HQ5, A3 5.007%, 1/14/42                             200                206
   06-IQ12, A4 5.332%, 12/15/43                         1,300              1,331
   07-IQ14, A4 5.692%, 4/15/49                            820                791
Residential Accredit Loans, Inc. 02-QS12, B1
   6.250%, 9/25/32                                        327                 62
Salomon Brothers Mortgage Securities VII,
   Inc. 01-C1, D 6.831%, 12/18/35                         650                650
Timberstar Trust 06-1A, C 144A 5.884%,
   10/15/36 (4)                                         1,000              1,018
Wachovia Bank Commercial Mortgage Trust
   04-C12, A4 5.484%, 7/15/41(3)                          450                477
   07-C30, A5 5.342%, 12/15/43                            410                373
   06-C29, A4 5.308%, 11/15/48                          1,000              1,035
   07-C33, A4 6.099%, 2/15/51(3)                          550                540
Washington Mutual Mortgage Pass Through
   Certificates 05-AR10, 1A2 4.735%,
   9/25/35 (3)                                            670                583
Wells Fargo Mortgage Backed Securities Trust
   06-AR10, 5A3 5.462%, 7/25/36 (3)                       827                682
                                                                 ---------------
TOTAL MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $25,408)                                                 27,477
                                                                 ---------------
ASSET-BACKED SECURITIES--2.3%
Bombardier Capital Mortgage Securitization
   Corp. 99-A, A3 5.980%, 1/15/18                         727                652
Carmax Auto Owner Trust 07-2, B 5.370%,
   3/15/13                                                350                360
Conseco Finance Securitizations Corp. 01-3,
   A4 6.910%, 5/1/33                                      680                699
Dunkin Securitization/DB Master Finance LLC
 06-1, M1 144A 8.285%, 6/20/31 (4)                        690                632

                                                  PAR VALUE           VALUE
                                               --------------    ---------------
FMAC Loan Receivables Trust 98-CA, A2 144A
   6.660%, 9/15/20 (4)                         $            9    $             9
Harley-Davidson Motorcycle Trust 07-2, C
   5.410%, 8/15/15                                        565                590
IHOP Franchising LLC 07-3A 144A 7.059%,
   12/20/37 (4)                                           800                768
IndyMac Manufactured Housing Contract 98-1,
   A3 6.370%, 9/25/28                                     532                434
Popular ABS Mortgage Pass Through Trust
   05-5, AF3 5.086%, 11/25/35 (3)                         477                462
                                                                 ---------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $4,637)                                                   4,606
                                                                 ---------------
CORPORATE BONDS--57.1%
CONSUMER DISCRETIONARY--6.4%
Advance Auto Parts, Inc. 5.750%, 5/1/20                   265                271
American Axle & Manufacturing Holdings, Inc.
   144A 9.250%, 1/15/17 (4)                               350                362
Ameristar Casinos, Inc. 9.250%, 6/1/14                     60                 63
Arcos Dorados B.V. 144A 7.500%, 10/1/19 (4)               375                392
Blockbuster, Inc. 144A 11.750%, 10/1/14 (4)               733                480
Cequel Communications Holdings I LLC /
   Cequel Capital Corp. 144A 8.625%,
   11/15/17 (4)                                           170                170
DigitalGlobe, Inc. 10.500%, 5/1/14                         65                 70
DIRECTV Holdings LLC/DIRECTV Financing Co.,
   Inc. 6.375%, 6/15/15                                   600                621
DuPont Fabros Technology LP 144A 8.500%,
   12/15/17 (4)                                           700                721
Eastman Kodak Co. 7.250%, 11/15/13                         72                 71
Echostar DBS Corp. 6.625%, 10/1/14                        600                602
Harrah's Operating Co., Inc.
   11.250%, 6/1/17                                        425                450
   144A 12.750%, 4/15/18(4)                                90                 86
Hyatt Hotels Corp. 144A 5.750%, 8/15/15 (4)               100                104
International Game Technology 7.500%,
   6/15/19                                                580                674
Landry's Restaurants, Inc.
   144A 11.625%, 12/1/15(4)                                45                 47
   11.625%, 12/1/15                                       334                347
Libbey Glass, Inc. 144A 10.000%, 2/15/15 (4)               50                 52
McJunkin Red Man Corp. 144A 9.500%,
   12/15/16 (4)                                           360                351
Mediacom LLC / Mediacom Capital Corp.
   9.125%, 8/15/19                                        750                728
MGM Resorts International, Inc.

                      VIRTUS MULTI-SECTOR FIXED INCOME FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2010 (UNAUDITED)

($ reported in thousands)

                                                  PAR VALUE           VALUE
                                               --------------    ---------------
CONSUMER DISCRETIONARY--(CONTINUED)
   7.625%, 1/15/17                             $          400    $           315
   11.125%, 11/15/17                                      225                249
Mobile Mini, Inc. 6.875%, 5/1/15                          350                326
NCL Corp., Ltd. 144A 11.750%, 11/15/16 (4)                500                525
Nebraska Book Co., Inc. 10.000%, 12/1/11                  500                503
Pinnacle Entertainment, Inc. 144A 8.750%,
   5/15/20 (4)                                            200                186
Pokagon Gaming Authority 144A 10.375%,
   6/15/14 (4)                                            117                122
QVC, Inc. 144A 7.500%, 10/1/19 (4)                        520                514
River Rock Entertainment Authority (The)
   9.750%, 11/1/11                                        250                233
Royal Caribbean Cruises Ltd. 6.875%, 12/1/13            1,250              1,222
Scientific Games International, Inc. 9.250%,
   6/15/19                                                170                175
Seminole Hard Rock Entertainment,
   Inc./Seminole Hard Rock International LLC
   144A 3.037%, 3/15/14 (3)(4)                             75                 64
Seneca Gaming Corp. Series B 7.250%, 5/1/12                19                 19
Toys R US Property Co., LLC 144A 8.500%,
   12/1/17 (4)                                            600                618
TRW Automotive, Inc. 144A 8.875%,
   12/1/17 (4)                                            140                145
Videotron Ltee
   6.375%, 12/15/15                                       180                179
   9.125%, 4/15/18                                         82                 89
Wyndham Worldwide Corp. 7.375%, 3/1/20                    590                606
                                                                 ---------------
                                                                          12,752
                                                                 ---------------
CONSUMER STAPLES--2.0%
BFF International Ltd. 144A 7.250%,
   1/28/20 (4)                                            150                154
Bunge Ltd. Finance Corp. 8.500%, 6/15/19                  250                299
Constellation Brands, Inc. 8.375%, 12/15/14               165                177
Great Atlantic & Pacific Tea Co. 144A
   11.375%, 8/1/15 (4)                                    250                209
Michael Foods, Inc. 144A 9.750%, 7/15/18 (4)              275                284
Reynolds American, Inc. 7.625%, 6/1/16                    375                425
Smithfield Foods, Inc. 144A 10.000%,
   7/15/14 (4)                                            600                667
Tyson Foods, Inc. 7.850%, 4/1/16                          650                710
UST, Inc. 5.750%, 3/1/18                                  500                521
Yankee Acquisition Corp. Series B, 9.750%,
   2/15/17                                                535                547
                                                                 ---------------
                                                                           3,993
                                                                 ---------------

                                                  PAR VALUE           VALUE
                                               --------------    ---------------
ENERGY--6.0%
Adaro Indonesia PT 144A 7.625%, 10/22/19 (4)   $          435    $           442
Antero Resources Finance Corp. 144A 9.375%,
   12/1/17 (4)                                            250                251
ATP Oil & Gas Corp. 144A 11.875%, 5/1/15 (4)              280                204
Coffeyville Resources LLC / Coffeyville
   Finance, Inc. 144A 10.875%, 4/1/17 (4)                 675                661
Denbury Resources, Inc. 7.500%, 12/15/15                  510                518
Expro Finance Luxembourg SCA 144A 8.500%,
   12/15/16 (4)                                           750                720
Gazprom International SA 144A 7.201%,
   2/1/20 (4)                                             638                659
Gazprom OAO (Gaz Capital SA)
   144A 6.212%, 11/22/16(4)                               935                943
   144A 8.146%, 4/11/18(4)                                100                109
   144A 6.510%, 3/7/22(4)                                 315                304
Helix Energy Solutions Group, Inc. 144A
   9.500%, 1/15/16 (4)                                    200                185
Hercules Offshore, Inc. 144A 10.500%,
   10/15/17 (4)                                           225                201
Holly Corp. 144A 9.875%, 6/15/17 (4)                       88                 91
OPTI Canada, Inc. 7.875%, 12/15/14                        600                525
Petrohawk Energy Corp. 10.500%, 8/1/14                    475                513
Petroleos de Venezuela SA 5.250%, 4/12/17                 950                511
Petroleos Mexicanos 144A 6.000%, 3/5/20 (4)               270                284
Petropower I Funding Trust 144A 7.360%,
   2/15/14 (4)                                            457                463
Pioneer Drilling Co. 144A 9.875%,
   3/15/18 (4)                                            110                108
Pride International, Inc. 8.500%, 6/15/19                 330                342
SEACOR Holdings, Inc. 7.375%, 10/1/19                     600                634
Swift Energy Co. 8.875%, 1/15/20                          500                495
TengizChevroil Finance Co. S.A.R.L. 144A
   6.124%, 11/15/14 (4)                                   643                662
Tesoro Corp. 6.500%, 6/1/17                               480                442
Venoco, Inc. 11.500%, 10/1/17                             600                615
Weatherford International Ltd. 9.625%,
   3/1/19                                                 318                383
Western Refining, Inc. 144A 11.250%,
   6/15/17 (4)                                            600                549
                                                                 ---------------
                                                                          11,814
                                                                 ---------------
FINANCIALS--26.7%
ABH Financial Ltd. (Alfa Markets Ltd.) 144A
   8.200%, 6/25/12 (4)                                    150                154
ADCB Finance Cayman Ltd. 144A 4.750%,
   10/8/14 (4)                                            560                554
AFLAC, Inc. 8.500%, 5/15/19                               300                361

                      VIRTUS MULTI-SECTOR FIXED INCOME FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2010 (UNAUDITED)

($ reported in thousands)

                                                  PAR VALUE           VALUE
                                               --------------    ---------------
FINANCIALS--(CONTINUED)
Agile Property Holdings Ltd. 144A 10.000%,
   11/14/16 (4)                                $          240    $           247
Alfa Invest Ltd. 144A 9.250%, 6/24/13 (4)                 350                366
Allstate Corp. 6.125%, 5/15/37(3)                         680                599
American General Finance Corp. 5.400%,
   12/1/15                                                750                587
AmSouth Bank N.A. 4.850%, 4/1/13                          825                817
Assurant, Inc. 5.625%, 2/15/14                            345                365
Atlantic Finance Ltd. 144A 9.750%,
   5/27/14 (4)                                            450                481
Banco do Brasil SA 144A 8.500%, 10/29/49 (4)              600                661
Banco Santander Brasil SA/Brazil 144A
   4.500%, 4/6/15 (4)                                     350                345
Bank of America Corp.
   5.420%, 3/15/17                                        700                697
   8.000%, 12/29/49(3)                                    375                362
Bank of America Corp. Capital Trust XI
   6.625%, 5/23/36                                        525                487
Barclays Bank plc
   144A 6.050%, 12/4/17(4)                                435                439
   144A 5.926%, 9/29/49(3)(4)                             600                489
BBVA International Preferred SA Unipersonal
   5.919%, 12/31/49(3)                                    375                272
Bear Stearns Cos., Inc. LLC (The) 7.250%,
   2/1/18                                                 700                817
Blackstone Holdings Finance Co., LLC 144A
   6.625%, 8/15/19 (4)                                    385                397
Brandywine Operating Partnership LP 7.500%,
   5/15/15                                                500                545
Capital One Capital VI 8.875%, 5/15/40                  1,000              1,041
Cemex Finance LLC 144A 9.500%, 12/14/16 (4)               245                238
Chubb Corp. 6.375%, 3/29/49(3)                            680                653
CIT Group, Inc. 7.000%, 5/1/13                            600                577
Citigroup, Inc.
   5.000%, 9/15/14                                        365                365
   4.875%, 5/7/15                                       1,100              1,091
Comerica Capital Trust II 6.576%, 2/20/37(3)              750                630
Discover Bank
   8.700%, 11/18/19                                       250                278
   7.000%, 4/15/20                                        700                707
Equity One, Inc. 6.250%, 12/15/14                         375                391
Fibria Overseas Finance Ltd. 144A 7.500%,
   5/4/20 (4)                                           1,029              1,050
Fidelity National Financial, Inc. 6.600%,
   5/15/17                                                750                748
Fifth Third Bancorp 4.500%, 6/1/18                        800                756

                                                  PAR VALUE           VALUE
                                               --------------    ---------------
FINANCIALS--(CONTINUED)
First Niagara Financial Group, Inc. 6.750%,
   3/19/20                                     $          500    $           525
First Tennessee Bank N.A. 5.050%, 1/15/15                 725                716
First Tennessee Capital I Series A, 8.070%,
   1/6/27                                                 475                435
Ford Motor Credit Co. LLC 7.500%, 8/1/12                  100                102
Ford Motor Credit Co., LLC
   9.875%, 8/10/11                                        345                363
   8.000%, 6/1/14                                         400                413
   8.700%, 10/1/14                                        125                130
   8.125%, 1/15/20                                        650                665
Genworth Financial, Inc.
   5.750%, 6/15/14                                        500                500
   6.515%, 5/22/18                                        700                674
Glen Meadow Pass Through Trust 144A 6.505%,
   2/12/49 (3)(4)                                         770                559
Glencore Funding LLC 144A 6.000%,
   4/15/14 (4)                                          1,000              1,000
GMAC LLC
   7.250%, 3/2/11                                         633                646
   6.875%, 9/15/11                                        253                258
   6.000%, 12/15/11                                       633                639
Goldman Sachs Group, Inc. (The)
   5.950%, 1/18/18                                        300                312
   7.500%, 2/15/19                                        365                408
   5.375%, 3/15/20                                        550                543
HBOs plc 144A 6.750%, 5/21/18 (4)                         115                108
Hertz Corp. (The)
   8.875%, 1/1/14                                         350                356
   10.500%, 1/1/16                                        100                104
Host Hotels & Resorts LP 9.000%, 5/15/17                  125                134
Hyundai Capital Services, Inc. 144A 6.000%,
   5/5/15 (4)                                             325                348
ICICI Bank Ltd. 144A 6.375%, 4/30/22 (3)(4)               375                345
International Lease Finance Corp.
   4.750%, 1/13/12                                        600                571
   5.300%, 5/1/12                                         625                591
Jefferies Group, Inc. 8.500%, 7/15/19                     500                562
JPMorgan Chase & Co.
   6.125%, 6/27/17                                        175                191
   Series 1, 7.900%, 12/31/49(3)                          247                255
JPMorgan Chase Capital XXVII 7.000%, 11/1/39              500                508
Kazkommerts International BV
   RegS 8.500%, 4/16/13(5)                                500                471
   RegS 8.000%, 11/3/15(5)                                250                227

                      VIRTUS MULTI-SECTOR FIXED INCOME FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2010 (UNAUDITED)

($ reported in thousands)

                                                  PAR VALUE           VALUE
                                               --------------    ---------------
FINANCIALS--(CONTINUED)
KeyBank NA 4.950%, 9/15/15                     $          500    $           512
Kimco Realty Corp. 6.875%, 10/1/19                        550                613
Kookmin Bank 144A 7.250%, 5/14/14 (4)                     300                337
LBG Capital No.1 plc 144A 7.875%,
   11/1/20 (4)                                            600                483
Lincoln National Corp.
   8.750%, 7/1/19                                         300                368
   6.050%, 4/20/67(3)                                     300                228
Lukoil International Finance BV 144A
   7.250%, 11/5/19 (4)                                    525                541
Macquarie Group Ltd. 144A 7.625%,
   8/13/19 (4)                                            500                562
Morgan Stanley
   6.000%, 5/13/14                                        165                175
   4.200%, 11/20/14                                       280                276
   144A 10.090%, 5/3/17(4)                              1,000BRL             518
New Communications Holdings, Inc. 144A
   7.875%, 4/15/15 (4)                                    325                329
OJSC AK Transneft (TransCapitalInvest Ltd.)
   144A 5.670%, 3/5/14 (4)                                390                397
Petroplus Finance Ltd. 144A 6.750%,
   5/1/14 (4)                                             375                328
Pinnacle Foods Finance LLC / Pinnacle Foods
   Finance Corp. 144A 9.250%, 4/1/15 (4)                  175                179
PNC Financial Services Group, Inc. 8.250%,
   5/29/49(3)                                             350                359
PNC Funding Corp. 5.625%, 2/1/17                          300                319
Principal Financial Group, Inc. 8.875%,
   5/15/19                                                850              1,042
ProLogis
   7.625%, 8/15/14                                        500                531
   6.625%, 5/15/18                                        185                176
   6.875%, 3/15/20                                        400                378
Prudential Financial, Inc. 8.875%,
   6/15/38(3)                                             450                475
Realty Income Corp. 6.750%, 8/15/19                       425                469
Regions Financial Corp.
   7.750%, 11/10/14                                       200                211
   5.750%, 6/15/15                                        210                209
Resona Bank Ltd. 144A 5.850%, 9/29/49 (3)(4)              750                709
Royal Bank of Scotland Group plc
   6.400%, 10/21/19                                       370                375
   7.648%, 8/29/49(3)                                     550                415
Royal Bank of Scotland plc (The) 4.875%,
   3/16/15                                                285                284
Russian Agricultural Bank OJSC (RSHB
   Capital SA)
   144A 9.000%, 6/11/14(4)                                100                112
   144A 6.299%, 5/15/17(4)                                380                377

                                                  PAR VALUE           VALUE
                                               --------------    ---------------
FINANCIALS--(CONTINUED)
SLM Corp.
   5.450%, 4/25/11                             $          300    $           304
   5.375%, 5/15/14                                        200                183
   8.450%, 6/15/18                                      1,050                969
Societe Generale 144A 5.922%, 4/29/49 (3)(4)              650                492
Sovereign Bank 8.750%, 5/30/18                            400                459
SunTrust Bank 5.400%, 4/1/20                              500                489
Tanger Properties LP 6.125%, 6/1/20                       240                253
TNK-BP Finance SA
   144A 7.500%, 3/13/13(4)                                325                344
   144A 7.250%, 2/2/20(4)                                 100                100
Universal City Development Partners Ltd.
   144A 8.875%, 11/15/15(4)                                60                 61
   144A 10.875%, 11/15/16(4)                              200                205
Unum Group 7.125%, 9/30/16                                450                494
UOB Cayman Ltd. 144A 5.796%, 12/29/49 (3)(4)              500                491
Wachovia Bank NA 5.000%, 8/15/15                          250                263
WEA Finance LLC / WT Finance Australia 144A
   6.750%, 9/2/19 (4)                                   1,000              1,111
Webster Financial Corp. 5.125%, 4/15/14                   205                196
Willis North America, Inc. 7.000%, 9/29/19                500                537
Woori Bank 144A 6.125%, 5/3/16 (3)(4)                   1,000              1,008
XL Capital Ltd. 5.250%, 9/15/14                           350                358
Zions Bancorp 7.750%, 9/23/14                             225                229
                                                                 ---------------
                                                                          53,059
                                                                 ---------------
HEALTH CARE--1.2%
DaVita, Inc. 7.250%, 3/15/15                              525                527
Mylan, Inc. 144A 7.625%, 7/15/17 (4)                      113                116
Omnicare, Inc. 7.750%, 6/1/20                             240                246
Patheon, Inc. 144A 8.625%, 4/15/17 (4)                    110                110
Psychiatric Solutions, Inc. Series 1,
   7.750%, 7/15/15                                        375                386
Select Medical Corp. 7.625%, 2/1/15                       425                401
U.S. Oncology, Inc. 9.125%, 8/15/17                       300                310
Valeant Pharmaceuticals International
   8.375%, 6/15/16                                         35                 40
Viant Holdings, Inc. 144A 10.125%,
   7/15/17 (4)                                            295                302
                                                                 ---------------
                                                                           2,438
                                                                 ---------------
INDUSTRIALS--3.5%
American Airlines, Inc. 01-1, 6.977%,
   5/23/21                                                634                520
Continental Airlines, Inc. 98-1A, 6.648%,
   9/15/17                                                354                353

                      VIRTUS MULTI-SECTOR FIXED INCOME FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2010 (UNAUDITED)

($ reported in thousands)

                                                  PAR VALUE           VALUE
                                               --------------    ---------------
INDUSTRIALS--(CONTINUED)
DRS Technologies, Inc. 6.625%, 2/1/16          $          500    $           495
Esco Corp. 144A 8.625%, 12/15/13 (4)                      600                598
General Cable Corp. 7.125%, 4/1/17                        500                497
Global Aviation Holdings Ltd. 144A 14.000%,
   8/15/13 (4)                                            800                832
Marquette Transportation Co. / Marquette
   Transportation Finance Corp. 144A
   10.875%, 1/15/17 (4)                                   125                123
Moog, Inc. 7.250%, 6/15/18                                100                 99
Noble Group Ltd. 144A 6.750%, 1/29/20 (4)                 880                854
Owens Corning, Inc. 6.500%, 12/1/16                       595                633
PharmaNet Development Group, Inc. 144A
   10.875%, 4/15/17 (4)                                   305                299
Smiths Group plc 144A 7.200%, 5/15/19 (4)                 150                175
Teekay Corp. 8.500%, 1/15/20                              300                300
United Rentals North America, Inc. 10.875%,
   6/15/16                                                198                213
USG Corp. 144A 9.750%, 8/1/14 (4)                         100                105
Voto-Votorantim Ltd. 144A 6.750%, 4/5/21 (4)              750                761
                                                                 ---------------
                                                                           6,857
                                                                 ---------------
INFORMATION TECHNOLOGY--1.6%
Broadridge Financial Solutions, Inc. 6.125%,
   6/1/17                                                 525                552
Crown Castle Holdings GS V LLC/Crown Castle
   GS III Corp. 144A 7.750%, 5/1/17 (4)                   400                423
Freescale Semiconductor, Inc. 10.125%,
   12/15/16                                               350                282
Jabil Circuit, Inc. 8.250%, 3/15/18                       600                639
NXP BV / NXP Funding LLC 7.875%, 10/15/14                 500                461
Sorenson Communications, Inc. 144A 10.500%,
   2/1/15 (4)                                             500                318
SunGard Data Systems, Inc. 9.125%, 8/15/13                574                586
                                                                 ---------------
                                                                           3,261
                                                                 ---------------
MATERIALS--6.4%
Allegheny Technologies, Inc. 9.375%, 6/1/19               590                697
Ball Corp. 7.125%, 9/1/16                               1,475              1,551
Catalyst Paper Corp. 7.375%, 3/1/14                       750                353
Commercial Metals Co. 7.350%, 8/15/18                     730                766
CRH America, Inc. 8.125%, 7/15/18                         650                784
Edgen Murray Corp. 144A 12.250%, 1/15/15 (4)              650                552
Georgia Gulf Corp. 144A 9.000%, 1/15/17 (4)               275                281
Georgia-Pacific LLC 144A 7.125%, 1/15/17 (4)              475                487

                                                  PAR VALUE           VALUE
                                               --------------    ---------------
MATERIALS--(CONTINUED)
Gerdau Holdings, Inc. 144A 7.000%,
   1/20/20 (4)                                 $          250    $           255
Hexion US Finance Corp. / Hexion Nova Scotia
   Finance ULC 8.875%, 2/1/18                             600                544
Ineos Group Holdings plc 144A 8.500%,
   2/15/16 (4)                                          1,550              1,217
International Paper Co. 9.375%, 5/15/19                   508                656
JohnsonDiversey, Inc. 144A 8.250%,
   11/15/19 (4)                                            50                 52
Lyondell Chemical Co. 11.000%, 5/1/18                     250                269
Nalco Co. 8.875%, 11/15/13                                180                185
Nova Chemicals Corp. 3.748%, 11/15/13(3)                1,000                922
Owens-Brockway Glass Container, Inc. 7.375%,
   5/15/16                                                475                498
Plastipak Holdings, Inc. 144A 8.500%,
   12/15/15 (4)                                           500                504
Ryerson, Inc. 12.000%, 11/1/15                            600                616
Steel Dynamics, Inc. 7.375%, 11/1/12                      225                234
Vedanta Resources plc 144A 9.500%,
   7/18/18 (4)                                            375                400
Verso Paper Holdings LLC / Verso Paper, Inc.
   11.500%, 7/1/14                                        300                325
   Series B, 11.375%, 8/1/16                              750                643
                                                                 ---------------
                                                                          12,791
                                                                 ---------------
TELECOMMUNICATION SERVICES--2.3%
Axtel SAB de C.V. 144A 9.000%, 9/22/19 (4)                200                179
Cincinnati Bell, Inc. 8.250%, 10/15/17                    180                169
Clearwire Communications LLC/Clearwire
   Finance, Inc.
   144A 12.000%, 12/1/15(4)                               200                199
   144A 12.000%, 12/1/15(4)                               200                200
Frontier Communications Corp. 8.125%,
   10/1/18                                                275                275
ITC Deltacom, Inc. 144A 10.500%, 4/1/16 (4)               400                386
Nextel Communications, Inc.
   Series E 6.875%, 10/31/13                              175                170
   Series D 7.375%, 8/1/15                                650                621
Qwest Corp.
   8.375%, 5/1/16                                         200                219
   6.500%, 6/1/17                                         215                217
Telecom Italia Capital SA
   6.999%, 6/4/18                                         350                373
   7.175%, 6/18/19                                        500                538
Virgin Media Finance plc Series 1, 9.500%,
   8/15/16                                                410                435
Wind Acquisition Finance SA 144A 11.750%,
   7/15/17 (4)                                            350                360

                      VIRTUS MULTI-SECTOR FIXED INCOME FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2010 (UNAUDITED)

($ reported in thousands)

                                                  PAR VALUE           VALUE
                                               --------------    ---------------
TELECOMMUNICATION SERVICES--(CONTINUED)
Windstream Corp. 7.000%, 3/15/19               $          250    $           232
                                                                 ---------------
                                                                           4,573
                                                                 ---------------
UTILITIES--1.0%
Allegheny Energy Supply Co. LLC 144A 8.250%,
   4/15/12 (4)                                            145                159
Centrais Eletricas Brasileiras SA 144A
   6.875%, 7/30/19 (4)                                    100                108
Israel Electric Corp. Ltd. 144A 7.250%,
   1/15/19 (4)                                            200                221
Majapahit Holding BV
   144A 7.250%, 6/28/17(4)                                725                772
   144A 7.750%, 1/20/20(4)                                200                220
Midwest Generation LLC Series B 8.560%,
   1/2/16                                                 110                109
Suburban Propane Partners LP/Suburban Energy
   Finance Corp. 7.375%, 3/15/20                          180                183
Texas Competitive Electric Holdings Co. LLC
   Series A 10.250%, 11/1/15                              200                133
                                                                 ---------------
                                                                           1,905
                                                                 ---------------
TOTAL CORPORATE BONDS
(IDENTIFIED COST $110,481)                                               113,443
                                                                 ---------------
LOAN AGREEMENTS(3)--15.1%
CONSUMER DISCRETIONARY--4.9%
Advantage Sales & Marketing, Inc. Tranche,
   8.500%, 5/5/17                                         385                382
AMF Bowling Worldwide, Inc. Tranche B,
   2.819%, 5/7/13                                         484                415
Atrium Cos., Inc. Tranche, 7.000%, 1/21/16                500                487
Cengage Learning Acquisitions, Inc. Tranche,
   2.790%, 7/3/14                                         790                683
Ceridian Corp. Tranche, 3.263%, 11/9/14                   937                843
Charter Communications Operating LLC
   Tranche B-1, 2.265%, 3/6/14                             80                 74
   Tranche C, 3.550%, 9/6/16                              646                603
Clear Channel Communications, Inc. Tranche
   B, 4.004%, 1/29/16                                     450                345
Ford Motor Co. Tranche B-1, 3.285%, 12/15/13              361                343
Getty Images, Inc. Tranche B, 6.250%, 7/2/15              413                415
Harrah's Operating Co., Inc.
   Tranche B-2, 3.316%, 1/28/15                           346                289
   Tranche B-4, 9.500%, 10/31/16                          214                215
HHI Group Holdings LLC Tranche, 10.500%,
   3/31/15                                                198                199

                                                  PAR VALUE           VALUE
                                               --------------    ---------------
CONSUMER DISCRETIONARY--(CONTINUED)
Intelsat Jackson Holding Ltd. Tranche,
   3.260%, 2/1/14                              $          575    $           530
Landry's Restaurant, Inc. Tranche, 8.000%,
   11/30/13                                               179                181
Las Vegas Sands LLC
   Tranche B, 2.050%, 5/23/14                             455                404
   Tranche DD-I, 2.050%, 5/23/14                           92                 82
Michaels Stores, Inc. Tranche B-2, 0.000%,
   7/31/16                                                550                524
Nielsen Finance LLC
   Tranche A, 2.297%, 8/9/13                              352                332
   Tranche B, 4.047%, 5/1/16                              206                198
RCN Corp. Tranche, 0.000%, 3/5/16                         475                469
Sinclair Television Group, Inc. Tranche B,
   6.500%, 10/29/15                                       185                186
Totes Isotoner Corp. Tranche, 6.252%,
   1/16/14                                                500                399
Univision Communications, Inc. Tranche B,
   2.540%, 9/29/14                                      1,078                902
VWR Funding, Inc. Tranche, 2.792%, 6/29/14                309                287
                                                                 ---------------
                                                                           9,787
                                                                 ---------------
CONSUMER STAPLES--0.6%
Revlon Consumer Products Corp. Tranche,
   6.000%, 3/11/15                                        703                686
Reynolds Group Holdings Ltd. Tranche,
   6.250%, 5/5/16                                         199                198
Spectrum Brands, Inc. Tranche, 8.000%,
   6/16/16                                                333                335
                                                                 ---------------
                                                                           1,219
                                                                 ---------------
ENERGY--0.7%
Big West Oil LLC Tranche, 0.000%, 7/9/15                  250                252
Hercules Offshore, Inc. Tranche B, 6.000%,
   7/11/13                                                496                439
Scorpion Drilling Ltd. Tranche, 7.752%,
   5/8/14                                                 550                551
Venoco, Inc. Tranche C, 4.344%, 5/8/14                    210                188
                                                                 ---------------
                                                                           1,430
                                                                 ---------------
FINANCIALS--0.4%

AGFS Funding Co. Tranche 7.250%, 4/21/15                  420                410
Agile Property Holdings Ltd. Tranche,
   3.052%, 1/25/13                                        315                283
Universal City Development Partners, Ltd.
 Tranche B, 6.000%, 10/20/14                               75                 74
                                                                 ---------------
                                                                             767
                                                                 ---------------

                      VIRTUS MULTI-SECTOR FIXED INCOME FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2010 (UNAUDITED)

($ reported in thousands)

                                                  PAR VALUE           VALUE
                                               --------------    ---------------
HEALTH CARE--0.8%
Ardent Health Services, Inc. Tranche,
   6.500%, 7/19/15                             $          499    $           486
Health Management Associates, Inc.
   Tranche B, 2.040%, 2/28/14                             181                169
Psychiatric Solutions, Inc. Tranche B,
   2.078%, 7/1/12                                         155                154
RehabCare Group, Inc. Tranche B, 6.000%,
   11/24/15                                               209                208
Rotech Healthcare, Inc. PIK Interest
   Capitalization, 6.290%, 9/26/11                        300                288
Select Medical Corp. Tranche B-1, 4.234%,
   8/22/14                                                208                201
                                                                 ---------------
                                                                           1,506
                                                                 ---------------
INDUSTRIALS--2.1%
Harland Clarke Holdings Corp. Tranche B,
   2.791%, 6/30/14                                        989                853
Hawker Beechcraft Aquistion Co. LLC
   Letter of Credit, 2.290%, 3/26/14                       34                 27
   Tranche, 2.322%, 3/26/14                               562                456
Holdings Gaming Borrower LP Tranche B,
   9.250%, 2/19/13                                        159                156
Ozburn-Hessey Holding Co. LLC Tranche B,
   7.500%, 4/8/16                                         249                249
Protection One, Inc. Tranche B, 6.000%,
   6/4/16                                                 230                228
ServiceMaster Co. (The)
   Tranche DD, 2.797%, 7/24/14                             98                 90
   Tranche B, 2.838%, 7/24/14                             985                903
Transaction Network Services, Inc. Tranche,
   6.000%, 11/18/15                                       448                449
TransUnion LLC Tranche B, 6.750%, 6/15/17                 330                332
Vertrue, Inc. Tranche 3.300%, 8/18/14                     196                165
Zuffa LLC Tranche, 7.500%, 6/19/15                        211                212
                                                                 ---------------
                                                                           4,120
                                                                 ---------------
INFORMATION TECHNOLOGY--2.3%
Allen Systems Group, Inc.
   Tranche, 8.500%, 10/20/13                              527                526
   Tranche, 13.000%, 4/20/14                              253                250
Avaya, Inc. Tranche B-1, 3.002%, 10/26/14                 742                637
Dresser, Inc. PIK Interest Capitalization,
   6.004%, 5/4/15                                         834                773
First Data Corp.

                                                  PAR VALUE           VALUE
                                               --------------    ---------------
INFORMATION TECHNOLOGY--(CONTINUED)
   Tranche B-3, 3.036%, 9/24/14                $          624    $           526
   Tranche B-1, 3.069%, 9/24/14                           391                330
Freescale Semiconductor, Inc. Tranche,
   4.502%, 12/1/16                                        395                349
Infor Enterprise Solutions Holdings, Inc.
   Tranche DD, 6.604%, 3/2/14                             174                129
   Tranche, 6.604%, 3/2/14                                301                222
Reynolds & Reynolds Co. (The) Tranche B
   5.250%, 4/21/17                                        138                137
Spansion LLC Tranche B, 7.750%, 2/9/15                    539                534
Springboard Finance LLC Tranche B, 7.000%,
   2/23/15                                                212                210
                                                                 ---------------
                                                                           4,623
                                                                 ---------------
MATERIALS--1.6%
Anchor Glass Container Corp. Tranche,
   10.000%, 9/2/16                                        760                750
Berry Plastics Group, Inc. Tranche C,
   2.303%, 4/3/15                                         756                671
DynCorp International, Inc. Tranche B,
   0.000%, 7/22/20                                        390                389
Gentek Holding LLC Tranche, 7.000%, 10/29/14              139                139
Hoffmaster Group, Inc. Tranche, 7.125%,
   6/2/16                                                 398                387
Nalco Co. Tranche B, 6.500%, 5/13/16                      119                119
New Sunward Holding BV Tranche B, 0.000%,
   2/14/14                                                350                315
Reynolds Group Holdings Ltd. Tranche,
   5.750%, 4/20/16                                        200                199
Smurfit-Stone Container Enterprise Tranche
   B, 6.750%, 2/22/16                                     215                215
                                                                 ---------------
                                                                           3,184
                                                                 ---------------
TELECOMMUNICATION SERVICES--1.1%
Cincinnati Bell, Inc. Tranche B, 0.000%,
   6/11/17                                                499                485
Level 3 Communications, Inc.
   Tranche A, 2.525%, 3/13/14                             525                468
   Tranche B, 11.500%, 3/13/14                            130                140
Securus Technologies, Inc. Tranche, 0.000%,
   10/31/14                                               489                491
U.S. TelePacific Corp. Tranche B, 9.250%,
   8/17/15                                                599                597
                                                                 ---------------
                                                                           2,181
                                                                 ---------------

                      VIRTUS MULTI-SECTOR FIXED INCOME FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2010 (UNAUDITED)

($ reported in thousands)

                                                  PAR VALUE           VALUE
                                               --------------    ---------------
UTILITIES--0.6%
New Development Holdings LLC Tranche,
   0.000%, 6/8/17                              $          460    $           456
NRG Energy, Inc.
   Tranche B, 2.056%, 2/1/13                               33                 32
   Letter of Credit 2.191%, 2/1/13                        437                419
Texas Competitive Electric Holdings Co. LLC
   Tranche B-3, 3.780%, 10/10/14                          137                101
   Tranche B-2, 3.856%, 10/10/14                          258                192
                                                                 ---------------
                                                                           1,200
                                                                 ---------------
TOTAL LOAN AGREEMENTS
(IDENTIFIED COST $29,900)                                                 30,017
                                                                 ---------------

                                                   SHARES             VALUE
                                               --------------    ---------------
PREFERRED STOCK--0.1%
FINANCIALS--0.1%
FNMA  Pfd. 8.250%(2)                                   38,000                 13
GMAC, Inc. Series G Pfd. 7.00%(4)                         321                249
                                                                 ---------------
TOTAL PREFERRED STOCK
 (IDENTIFIED COST $757)                                                      262
                                                                 ---------------
COMMON STOCKS--0.0%
CONSUMER DISCRETIONARY--0.0%
Mark IV Industries(8)                                     117                  5
                                                                 ---------------
TELECOMMUNICATION SERVICES--0.0%
AT&T Latin America Corp. Class A(2)(6)(8)             137,550                  0
                                                                 ---------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $606)                                                         5
                                                                 ---------------
EXCHANGE-TRADED FUNDS--0.5%
iShares FTSE/Xinhua China 25 Index Fund                23,000                900
                                                                 ---------------
TOTAL EXCHANGE-TRADED FUNDS
(IDENTIFIED COST $1,008)                                                     900
                                                                 ---------------
TOTAL LONG TERM INVESTMENTS--98.8%
(IDENTIFIED COST $191,351)                                               196,195
                                                                 ---------------
SHORT-TERM INVESTMENTS--0.2%
MONEY MARKET MUTUAL FUNDS--0.2%
BlackRock Liquidity Funds TempFund
   Portfolio - Institutional Shares
   (seven-day effective yield 0.177%)                 305,345                305
                                                                 ---------------

TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $305)                                                       305
                                                                 ---------------
TOTAL INVESTMENTS--99.0%
(IDENTIFIED COST $191,656)                                               196,500(1)
                                                                 ---------------
Other Assets and Liabilities--1.0%                                         2,050
                                                                 ---------------
NET ASSETS--100.0%                                               $       198,550
                                                                 ===============

ABBREVIATIONS:

FNMA  Federal National Mortgage Association ("Fannie Mae").
PIK   Payment-in-Kind Security

FOREIGN CURRENCIES:

AUD   Australian Dollar
BRL   Brazil Real
CAD   Canadian Dollar
COP   Colombian Peso
IDR   Indonesian Rupiah
KRW   Korean Won
TRY   Turkish Lira
ZAR   South Africa Rand

                      VIRTUS MULTI-SECTOR FIXED INCOME FUND
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2010 (UNAUDITED)

($ reported in thousands)

COUNTRY WEIGHTINGS as of 6/30/10 +
----------------------------------

United States (includes short-term investments)       74%
United Kingdom                                         3
Argentina                                              2
Brazil                                                 2
Canada                                                 2
Russia                                                 2
South Korea                                            2
Other                                                 13
                                                     ---
Total                                                100%
                                                     ===

+    % of total investments as of June 30, 2010

Virtus Multi-Sector Fixed Income Fund

The following table provides a summary of inputs used to value the Fund's net assets as of June 30, 2010 (See Security Valuation Note 1A in the Notes to Schedules of Investments.):

                                                                         LEVEL 2              LEVEL 3
                                   TOTAL VALUE AT      LEVEL 1         SIGNIFICANT          SIGNIFICANT
                                    JUNE 30, 2010   QUOTED PRICES   OBSERVABLE INPUTS   UNOBSERVABLE INPUTS
                                   --------------   -------------   -----------------   -------------------
Debt Securities:
   Asset-backed Securities            $  4,606          $   --           $  3,838              $  768
   Corporate Debt                      143,460              --            142,862                 598
   Foreign Government Securities        18,957              --             18,957                  --
   Mortgage-backed Securities           27,477              --             27,477                  --
   Municipal Securities                    528              --                528                  --
Equity Securities:
   Common Stocks                             5              --                 --                   5
   Exchange-traded Funds                   900             900                 --                  --
   Preferred Stock                         262             262                 --                  --
   Short-term Investments                  305             305                 --                  --
                                      --------          ------           --------              ------
Total Investments                     $196,500          $1,467           $193,662              $1,371
                                      ========          ======           ========              ======

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                       1 |

Multi-Sector Fixed Income Fund

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.

                                                   Mortgage-     Asset-
                                                    Backed       Backed     Corporate   Common
INVESTMENTS IN SECURITIES                 TOTAL   Securities   Securities      Debt     Stocks
                                         ------   ----------   ----------   ---------   ------
BALANCE AS OF SEPTEMBER 30, 2009:        $1,598     $   890       $ 54         $654       $--
Accrued Discount/(Premium)                    3          --          1            2        --
Realized Gain (Loss)                         --          --         --(2)        --(b)     --
Change in Unrealized Appreciation
(Depreciation)                              143         128          4           11        --
Net Purchases/(Sales)(c)                   (108)         --        (59)         (49)(b)    --
Transfers In and/or Out of Level 3 (a)     (265)     (1,018)       768          (20)        5
                                         ------     -------       ----         ----       ---
BALANCE AS OF JUNE 30, 2010              $1,371     $    --       $768         $598       $ 5
                                         ======     =======       ====         ====       ===

(a) "Transfers in and/or out" represent the ending value as of June 30. 2010, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.

(c) Includes paydowns on securities.

                    VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2010 (UNAUDITED)

($ reported in thousands)

                                                  PAR VALUE           VALUE
                                               --------------    ---------------
U.S. GOVERNMENT SECURITIES--3.5%
U.S. Treasury Note
   1.750%, 8/15/12                             $        8,150    $         8,339
   1.375%, 5/15/13                                     20,000             20,244
   2.500%, 4/30/15                                     56,000             57,991
   1.875%, 6/30/15                                     15,000             15,057
                                                                 ---------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $100,640)                                               101,631
                                                                 ---------------
MUNICIPAL BONDS--0.2%
CONNECTICUT--0.1%
Mashantucket Western Pequot Tribe Taxable
   Series A, 144A (NATL Insured) 6.910%,
   9/1/12 (4)                                           2,515              1,967
                                                                 ---------------
SOUTH DAKOTA--0.0%
Educational Enhancement Funding Corp.
   Taxable Series 02-A, 6.720%, 6/1/25                     98                 86
                                                                 ---------------
VIRGINIA--0.1%
Tobacco Settlement Financing Corp. Taxable
   Series 07-A1, 6.706%, 6/1/46                         4,850              3,273
                                                                 ---------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $7,108)                                                   5,326
                                                                 ---------------
FOREIGN GOVERNMENT SECURITIES--6.5%
Bolivarian Republic of Venezuela
   10.750%, 9/19/13                                     4,920              4,305
   8.500%, 10/8/14                                     17,860             13,797
   RegS 5.750%, 2/26/16(5)                             13,405              8,445
   RegS 7.000%, 12/1/18(5)                              3,230              1,882
Commonwealth of Australia Series 123,
   5.750%, 4/15/12                                     11,270AUD           9,698
Commonwealth of Canada 2.750%, 12/1/10                 34,307CAD          32,496
Federative Republic of Brazil 12.500%,
   1/5/16                                              44,484BRL          27,541
Republic of Argentina
   PIK Interest Capitalization 8.280%,
      12/31/33                                         33,290             22,928
   Series GDP 3.169%, 12/15/35(3)                      44,890              3,647
Republic of Colombia 12.000%, 10/22/15              9,935,000COP           6,739
Republic of Indonesia
   Series FR-23, 11.000%, 12/15/12                 26,600,000IDR           3,198
   Series FR-30, 10.750%, 5/15/16                  40,550,000IDR           5,093
Republic of Korea Series 1112, 4.750%,
   12/10/11                                        23,141,000KRW          19,282
Republic of Lithuania 144A 6.750%,
   1/15/15 (4)                                          4,000              4,192

                                                  PAR VALUE           VALUE
                                               --------------    ---------------
Republic of South Africa Series R-201
   8.750%, 12/21/14                            $       55,865ZAR $         7,501
Republic of Turkey 0.000%, 2/2/11                      22,335TRY          13,466
Republic of Ukraine RegS 6.580%,
   11/21/16 (5)                                         2,400              2,247
Russian Federation RegS 7.500%,
   3/31/30 (3)(5)                                       1,840              2,070
                                                                 ---------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $187,110)                                               188,527
                                                                 ---------------
MORTGAGE-BACKED SECURITIES--27.3%
AGENCY--1.6%
FHLMC 6.000%, 8/1/34                                    1,303              1,430
FNMA
   5.500%, 1/1/17                                         432                468
   6.000%, 5/1/17                                         128                140
   5.500%, 8/1/17                                          88                 96
   4.500%, 4/1/18                                         968              1,034
   5.000%, 10/1/19                                      1,694              1,822
   5.500%, 2/1/20                                         744                807
   5.500%, 3/1/20                                         787                854
   5.500%, 3/1/20                                         274                297
   5.500%, 3/1/20                                         788                855
   5.500%, 3/1/20                                       1,425              1,546
   5.500%, 4/1/20                                       1,098              1,191
   5.000%, 6/1/20                                       3,126              3,357
   6.000%, 12/1/32                                        204                224
   5.500%, 2/1/33                                         482                521
   5.500%, 5/1/34                                       1,943              2,093
   6.000%, 8/1/34                                       1,341              1,477
   6.000%, 10/1/34                                        733                804
   6.000%, 10/1/34                                      1,566              1,718
   5.500%, 11/1/34                                      2,544              2,739
   5.500%, 11/1/34                                      1,551              1,671
   6.000%, 11/1/34                                      1,545              1,696
   5.500%, 12/1/34                                      1,036              1,116
   5.500%, 1/1/35                                       2,526              2,720
   6.000%, 1/1/37                                       2,458              2,675
   6.000%, 1/1/37                                       1,441              1,568
   5.500%, 7/1/37                                          14                 15
   6.000%, 7/1/37                                         631                686
   6.000%, 12/1/37                                      3,149              3,421
   6.000%, 4/1/38                                       2,431              2,641
   5.500%, 9/1/38                                       2,317              2,490
   5.500%, 12/1/38                                      2,902              3,119
GNMA

                    VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2010 (UNAUDITED)

($ reported in thousands)

                                                  PAR VALUE           VALUE
                                               --------------    ---------------
AGENCY--(CONTINUED)
   6.500%, 7/15/31                             $           34    $            38
   6.500%, 8/15/31                                         88                 98
   6.500%, 11/15/31                                        61                 68
   6.500%, 2/15/32                                         27                 30
   6.500%, 4/15/32                                        115                128
   6.500%, 4/15/32                                        107                119
                                                                 ---------------
                                                                          47,772
                                                                 ---------------
NON-AGENCY--25.7%
American General Mortgage Loan Trust
   06-1, A2 144A 5.750%, 12/25/35(4)                    2,126              2,120
   09-1, A6 144A 5.750%, 9/25/48(4)                    11,850             11,714
American Tower Trust 07-1A, C 144A 5.615%,
   4/15/37 (4)                                          3,685              3,877
Banc of America Alternative Loan Trust
   03-10, 2A1 6.000%, 12/25/33                          7,950              8,212
Banc of America Commercial Mortgage, Inc.
   05-6, AM 5.350%, 9/10/47 (3)                         1,630              1,577
Bear Stearns Commercial Mortgage Securities,
   Inc.
   06-PW12, A4 5.907%, 9/11/38(3)                      10,025             10,757
   06-PW14, A4 5.201%, 12/11/38                         7,400              7,569
   05-PW10, A4 5.405%, 12/11/40                        13,270             13,949
   04-PWR3, A4 4.715%, 2/11/41                          6,500              6,774
   05-PWR8, A4 4.674%, 6/11/41                          7,100              7,351
   04-PWR5, A5 4.978%, 7/11/42                          3,925              4,138
   07-T28, A4 5.742%, 9/11/42                           3,360              3,507
   07-PW18, A4 5.700%, 6/11/50                          6,500              6,574
Chase Mortgage Finance Corp. 05-S1, A10
   5.500%, 5/25/35                                      9,811              9,483
Citicorp Mortgage Securities, Inc.
   03-11, 2A10 5.500%, 12/25/33                        13,295             12,876
   04-4, A6 5.500%, 6/25/34                            13,836             14,028
Citigroup-Deutsche Bank Commercial Mortgage
   Trust
   05-CD1, A4 5.397%, 7/15/44(3)                        5,000              5,357
   05-CD1, AM 5.397%, 7/15/44(3)                        6,410              6,145
   07-CD4, A4 5.322%, 12/11/49                          6,465              6,279
Commercial Mortgage Pass Through
   Certificates
   01-J2A, A2 144A 6.096%, 7/16/34 (4)                  7,000              7,341
Countrywide Home Loan Mortgage Pass Through
   Trust
   02-34, B2 5.750%, 1/25/33(6)                         1,186                962

                                                  PAR VALUE           VALUE
                                               --------------    ---------------
NON-AGENCY--(CONTINUED)
   02-36, B2 6.000%, 1/25/33(6)                $        1,224    $           998
   04-9, A6 5.250%, 6/25/34                             6,068              5,845
Credit Suisse First Boston Mortgage
   Securities Corp.
   03-CPN1, C 4.763%, 3/15/35                           7,964              7,911
   02-CKS4, B 5.333%, 11/15/36                          5,000              5,166
   02-CKS4, C 5.394%, 11/15/36                          5,000              5,078
   04-C5, A3 4.499%, 11/15/37                           2,990              3,058
Credit Suisse Mortgage Capital Certificates
   06-C1, A3 5.711%, 2/15/39(3)                         9,977             10,569
   06-C1, AM 5.729%, 2/15/39(3)                         4,745              4,297
Credit-Based Asset Servicing &
   Securitization LLC
   05-CB6, A3 5.120%, 7/25/35                           1,820              1,642
Crown Castle Towers LLC 06-1A, C 144A
   5.470%, 11/15/36 (4)                                 5,000              5,173
Entertainment Properties Trust 03-EPR, A2
   144A 5.244%, 2/15/18 (4)                             7,854              8,217
FFCA Secured Lending Corp. 99-2, WA1C 144A
   7.850%, 5/18/26 (4)                                  7,158              6,153
First Union National Bank Commercial
   Mortgage
   01-C3, G 144A 7.299%, 8/15/33 (4)                   10,282             10,563
GE Capital Commercial Mortgage Corp.
   03-C1, C 4.975%, 1/10/38                             4,332              4,382
   04-C3, A4 5.189%, 7/10/39                           13,500             14,288
GMAC Commercial Mortgage Securities, Inc.
   04-C2, A3 5.134%, 8/10/38                            1,200              1,244
   04-C2, A4 5.301%, 8/10/38                            8,178              8,437
   04-C3, A4 4.547%, 12/10/41                           4,820              4,895
Goldman Sachs Mortgage Securities Corp. II
   07-EOP, G 144A 0.871%, 3/6/20(3)(4)                  5,840              5,038
   07-EOP, H 144A 1.001%, 3/6/20(3)(4)                  1,850              1,592
   04-GG2, A4 4.964%, 8/10/38                           6,900              7,138
   07-GG10, A4 5.999%, 8/10/45(3)                      10,550             10,372
Greenwich Capital Commercial Funding Corp.
   04-GG1, A7 5.317%, 6/10/36                           7,950              8,498
GSR Mortgage Loan Trust
   05-5F, 2A8 5.500%, 6/25/35                           9,820              9,886
   05-AR6, 3A1 2.850%, 9/25/35(3)                       9,306              8,576
IndyMac Index Mortgage Loan Trust 07-AR2, B1
   5.644%, 6/25/37 (3)                                  1,164                  2
JPMorgan Chase Commercial Mortgage
   Securities Corp.
   04-C1, A3 4.719%, 1/15/38                            5,565              5,762

                    VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2010 (UNAUDITED)

($ reported in thousands)

                                                  PAR VALUE           VALUE
                                               --------------    ---------------
NON-AGENCY--(CONTINUED)
   05-LDP2, AM 4.780%, 7/15/42                 $        7,580    $         7,074
   05-LDP5, AM 5.402%, 12/15/44(3)                      2,822              2,714
   06-LDP7, AM 6.064%, 4/15/45(3)                       6,825              5,983
   06-LDP7, A4 6.064%, 4/15/45(3)                       9,997             10,653
   06-LDP9, A3 5.336%, 5/15/47                          7,450              7,363
   07-LD12, A4 5.882%, 2/15/51                          8,029              8,052
JPMorgan Chase Commercial Mortgage
   Securities Trust 09-IWST, A1 144A 4.314%,
   12/5/27 (4)                                          9,567             10,107
JPMorgan Mortgage Trust
   03-A2, 3A1 4.271%, 11/25/33(3)                      16,012             15,986
   05-A1, 4A1 4.777%, 2/25/35(3)                        6,280              6,315
   05-A4, 3A1 5.171%, 7/25/35(3)                        8,438              8,056
   06-A1, B1 5.227%, 2/25/36(3)                         7,624                642
Lehman Brothers - UBS Commercial Mortgage
   Trust
   01-C3, A2 6.365%, 12/15/28                           7,000              7,224
   04-C7, A6 4.786%, 10/15/29                          10,536             10,701
   01-C2, C 6.975%, 9/15/34                             6,500              6,652
   06-C3, AM 5.712%, 3/15/39                              960                842
   06-C6, A4 5.372%, 9/15/39                           11,830             12,234
   07-C2, A2 5.303%, 2/15/40                           10,527             10,874
   07-C2, A3 5.430%, 2/15/40                            6,830              6,851
   05-C3, AM 4.794%, 7/15/40                            7,460              6,918
   07-C6, A2 5.845%, 7/15/40                           11,077             11,530
   07-C6, A4 5.858%, 7/15/40                            4,950              4,911
   07-C7, A3 5.866%, 9/15/45                           10,300             10,377
Merrill Lynch Floating Trust 08-LAQA, A1
   144A 0.888%, 7/9/21 (3)(4)                          14,897             13,747
Merrill Lynch Mortgage Investors, Inc. 06-3,
   2A1 6.066%, 10/25/36 (3)                             3,162              2,889
Merrill Lynch Mortgage Trust
   06-C1, AM 5.838%, 5/12/39(3)                         7,205              6,345
   04-KEY2, A3 4.615%, 8/12/39                         12,250             12,742
Merrill Lynch-Countrywide Commercial
   Mortgage Trust
   06-3, A4 5.414%, 7/12/46                             4,700              4,832
   06-4, A3 5.172%, 12/12/49                            9,500              9,380
Morgan Stanley Capital I
   06-T23, A4 5.984%, 8/12/41(3)                       11,115             11,904
   06-IQ12, A4 5.332%, 12/15/43                        14,500             14,842
   07-IQ14, A4 5.692%, 4/15/49                          9,720              9,376
Morgan Stanley Mortgage Loan Trust

                                                  PAR VALUE           VALUE
                                               --------------    ---------------
NON-AGENCY--(CONTINUED)
   04-2AR, 3A 4.587%, 2/25/34(3)               $        4,708    $         4,681
   04-2AR, 4A 4.757%, 2/25/34(3)                       12,419             12,646
   05-5AR, 4A1 5.460%, 9/25/35(3)                       1,787              1,344
PNC Mortgage Acceptance Corp. 00-C2, A2
   7.300%, 10/12/33                                        17                 16
Prudential Securities Secured Financing
   Corp. 99-NRF1, F 144A 6.074%, 11/1/31 (4)            3,783              3,783
Residential Accredit Loans, Inc. 03-QS6, A4
   4.250%, 3/25/33                                     10,313             10,334
Residential Asset Mortgage Products, Inc.
   04-SL1, A8 6.500%, 11/25/31                          7,489              7,335
Residential Asset Securitization Trust
   04-A4, A5 5.500%, 8/25/34                            7,450              7,316
Residential Funding Mortgage Securities I
   06-S12, 1A1 5.500%, 12/25/21                         6,434              6,581
Residential Funding Mortgage Securities I,
   Inc. 06-S4, A2 6.000%, 4/25/36                       4,338              3,945
Salomon Brothers Mortgage Securities VII,
   Inc.
   01-C1, C 6.729%, 12/18/35                            2,189              2,231
   01-C1, D 6.831%, 12/18/35                            2,290              2,290
Structured Asset Securities Corp. 03-21, 2A2
   5.250%, 8/25/33                                      6,899              6,810
Timberstar Trust 06-1A, A 144A 5.668%,
   10/15/36 (4)                                         2,240              2,439
Wachovia Bank Commercial Mortgage Trust
   04-C12, A2 5.001%, 7/15/41                           5,542              5,613
   04-C12, A4 5.484%, 7/15/41(3)                       10,145             10,762
   05-C20, AMFX 5.179%, 7/15/42                         6,000              5,813
   07-C30, A5 5.342%, 12/15/43                          6,935              6,318
   05-C22, AM 5.495%, 12/15/44(3)                       7,900              7,724
   07-C33, A4 6.099%, 2/15/51(3)                        8,940              8,781
Wachovia Mortgage Loan Trust LLC 06-A, B1
   5.138%, 5/20/36 (3)                                  3,418                165
Washington Mutual Mortgage Pass Through
   Certificates
   04-CB1, 5A 5.000%, 6/25/19                           5,960              6,129
   05-AR10, 1A2 4.735%, 9/25/35(3)                      8,490              7,394
   06-AR16, 1A1 5.517%, 12/25/36(3)                     5,047              3,696
Wells Fargo Mortgage Backed Securities Trust
   03-6, 1A1 5.000%, 6/25/18                            2,978              3,072
   06-17, A1 5.500%, 11/25/21                           1,589              1,574
   04-R, 2A1 2.998%, 9/25/34(3)                         2,847              2,702
   04-EE, 2A3 2.910%, 12/25/34(3)                       1,420              1,162

                    VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2010 (UNAUDITED)

($ reported in thousands)

                                                  PAR VALUE           VALUE
                                               --------------    ---------------
NON-AGENCY--(CONTINUED)
   04-CC, A1 4.886%, 1/25/35(3)                $        4,325    $         4,205
   05-AR4, 2A1 2.967%, 4/25/35(3)                       2,957              2,645
   05-6, A1 5.250%, 8/25/35                             4,083              4,069
   05-9, 2A11 5.250%, 10/25/35                          1,511              1,424
   05-9,1A6 5.500%, 10/25/35                            1,410              1,356
   06-AR2, B1 4.795%, 3/25/36(3)                       13,876                489
   06-AR10, 5A3 5.462%, 7/25/36(3)                     10,854              8,952
   06-9, 1A15 6.000%, 8/25/36                           3,522              3,369
   06-12, A2 6.000%, 10/25/36                           5,265              4,979
                                                                 ---------------
                                                                         747,630
                                                                 ---------------
TOTAL MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $779,964)                                               795,402
                                                                 ---------------
ASSET-BACKED SECURITIES--13.0%
1st Financial Bank USA
   09-C, C 144A 9.000%, 10/15/15(4)                     5,000              5,002
   10-B, A 144A 3.000%, 7/17/17(4)                      5,000              4,837
Accredited Mortgage Loan Trust 0.437%,
   2/25/37(3)                                             693                649
American General Mortgage Loan Trust
   10-1A, A1 144A 5.150%, 3/25/58 (4)                   9,334              9,342
AmeriCredit Automobile Receivables Trust
   10-1, B 3.720%, 11/17/14                             9,825              9,978
   10-1, C 5.190%, 8/17/15                              3,925              4,097
Ameriquest Mortgage Securities, Inc. 03-10,
   AF6 4.710%, 11/25/33                                 8,435              8,330
Avis Budget Rental Car Funding AESOP LLC
   09-2A, A 144A 5.680%, 2/20/14 (4)                    9,825             10,475
Banc of America Mortgage Securities, Inc.
   05-1, 1A22 5.250%, 2/25/35                           9,334              8,697
Banc of America Securities Auto Trust 06-G1,
   B 5.340%, 2/18/11                                    3,299              3,310
Bay View Auto Trust 05-LJ1, A4 4.090%,
   5/25/12                                                675                687
Bayview Financial Acquisition Trust 06-B,
   1A2 5.800%, 4/28/36                                  3,351              3,101
Bombardier Capital Mortgage Securitization
   Corp. 99-A, A3 5.980%, 1/15/18                       2,462              2,206
Capital Auto Receivables Asset Trust 07-1,
   C 5.380%, 11/15/12                                   6,080              6,387
Capital One Prime Auto Receivables Trust
   06-2, B 5.050%, 6/15/13                              9,449              9,501
Carmax Auto Owner Trust
   07-2, B 5.370%, 3/15/13                             10,025             10,315

                                                  PAR VALUE           VALUE
                                               --------------    ---------------
   09-2, A4 2.820%, 12/15/14                   $       11,750    $        12,108
Chase Funding Mortgage Loan Asset-Backed
   Certificates 04-1,1A4 4.111%, 8/25/30                1,460              1,460
CIT Equipment Collateral 10-VT1A, B 144A
   3.880%, 9/16/13 (4)                                  5,900              5,968
Citicorp Residential Mortgage Securities,
   Inc.
   07-1, A3 5.667%, 3/25/37                             3,000              2,883
   07-2, A4 6.538%, 6/25/37                             5,000              4,645
Conseco Finance Securitizations Corp. 01-3,
   A4 6.910%, 5/1/33                                   10,488             10,777
Conseco Financial Corp. 94-1, A5 7.650%,
   4/15/19                                              1,292              1,343
Daimler Chrysler Auto Trust 08-B,  A4A
   5.320%, 11/10/14                                     9,620             10,098
Dominos Pizza Master Issuer LLC 07-1, A2
   144A 5.261%, 4/25/37 (4)                            10,000              9,240
DT Auto Owner Trust 09-1, B, 144A 5.920%,
   10/15/15 (4)                                         3,974              3,979
Dunkin Securitization/DB Master Finance LLC
   06-1, A2 144A 5.779%, 6/20/31(4)                    11,715             11,414
   06-1, M1 144A 8.285%, 6/20/31(4)                     6,345              5,809
Ellington Loan Acquisition Trust 07-1, A2A1
   144A 1.347%, 5/26/37 (3)(4)                          4,582              3,985
FMAC Loan Receivables Trust 98-CA, A2 144A
   6.660%, 9/15/20 (4)                                    247                244
Ford Credit Auto Owner Trust 09-E, D 144A
   5.530%, 5/15/16 (4)                                 17,750             18,641
Ford Credit Floorplan Master Owner Trust
   10-3, A1 144A 4.200%, 2/15/17 (4)                   11,800             12,406
GMAC Mortgage Corp. Loan Trust 06-HE2, A3
 6.320%, 5/25/36                                       10,657              4,822
Great America Leasing Receivables 09-1, B
   144A 4.520%, 11/15/14 (4)                            3,000              3,101
GreenTree Financial Corp. 08-MH1, A1 144A
   7.000%, 4/25/38 (4)                                  2,734              2,793
GSR Mortgage Loan Trust 04-6F, 1A1 5.000%,
   5/25/34                                              8,544              8,431
Harley-Davidson Motorcycle Trust
   09-4, B 3.190%, 9/15/14                              9,000              9,084
   07-2, C 5.410%, 8/15/15                              6,750              7,050
Hertz Vehicle Financing LLC 09-2A, A1, 144A
   4.260%, 3/25/14 (4)                                  5,000              5,210
IHOP Franchising LLC 07-3A 144A 7.059%,
   12/20/37 (4)                                        11,350             10,896

                    VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2010 (UNAUDITED)

($ reported in thousands)

                                                  PAR VALUE           VALUE
                                               --------------    ---------------
IndyMac Manufactured Housing Contract 98-1,
   A3 6.370%, 9/25/28                          $        1,837    $         1,500
Lehman ABS Manufactured Housing Contract
   Trust 01-B, A4 5.270%, 9/15/18                       6,002              6,192
Long Grove Collateral Loan Obligation Ltd.
   04-1A, C  144A 2.897%, 5/25/16(3)(4)(7)              1,600              1,036
   04-1A, D 144A 7.247%, 5/25/16(3)(4)(7)                 486                202
MASTR Alternative Loans Trust 04-7, 4A1
   4.500%, 7/25/19                                     14,483             14,792
Merrill Auto Trust Securitization 07-1, B
   5.790%, 12/15/13                                     2,141              2,173
Navistar Financial Corp. Owner Trust 10-A, B
   144A 4.170%, 10/20/14 (4)                            7,000              7,000
Popular ABS Mortgage Pass Through Trust
   05-5, AF3 5.086%, 11/25/35                          21,508             20,831
RAAC 05-SP1, 2A2 5.250%, 9/25/34                        8,745              8,988
Renaissance Home Equity Loan Trust 05-3, AF4
   5.140%, 11/25/35                                     5,380              3,879
Residential Funding Mortgage Securities II,
   Inc.
   04-HI3, A5 5.480%, 6/25/34                           5,556              3,944
   06-HI2, A3 5.790%, 2/25/36                           1,510              1,369
   07-HI1, A2 5.640%, 3/25/37                           7,500              7,152
Saxon Asset Securities Trust 06-3 A2 0.457%,
   10/25/46 (3)                                         4,951              4,658
Tidewater Auto Receivables Trust 10-A, A
   144A 5.920%, 5/15/17 (4)                             5,183              5,175
Wachovia Auto Loan Owner Trust
   07-1, D 5.650%, 2/20/13                             11,083             11,241
   06-2A, E  144A 7.050%, 5/20/14(4)                   15,000             15,262
                                                                 ---------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $382,421)                                               378,695
                                                                 ---------------
CORPORATE BONDS--36.1%
CONSUMER DISCRETIONARY--2.0%
Ameristar Casinos, Inc. 9.250%, 6/1/14                    350                368
AutoZone, Inc. 5.750%, 1/15/15                          4,420              4,903
Cequel Communications Holdings I LLC /
   Cequel Capital Corp. 144A 8.625%,
   11/15/17 (4)                                         1,600              1,602
COX Communications, Inc. 4.625%, 6/1/13                 5,620              5,992
Daimler Finance North America LLC 6.500%,
   11/15/13                                             3,390              3,794
DigitalGlobe, Inc. 10.500%, 5/1/14                        700                756
DIRECTV Holdings LLC/DIRECTV Financing Co.,
   Inc. 6.375%, 6/15/15                                 6,740              6,976

                                                  PAR VALUE           VALUE
                                               --------------    ---------------
CONSUMER DISCRETIONARY--(CONTINUED)
DuPont Fabros Technology LP 144A 8.500%,
   12/15/17 (4)                                $        5,025    $         5,176
Harrah's Operating Co., Inc. 11.250%, 6/1/17            2,260              2,390
Hyatt Hotels Corp. 144A 5.750%, 8/15/15 (4)               900                939
International Game Technology 7.500%,
   6/15/19                                              1,115              1,295
Korea Expressway Corp. 144A 4.500%,
   3/23/15 (4)                                          2,670              2,733
Landry's Restaurants, Inc.
   11.625%, 12/1/15                                     2,226              2,315
   144A 11.625%, 12/1/15(4)                               625                650
Libbey Glass, Inc. 144A 10.000%, 2/15/15 (4)              375                390
McJunkin Red Man Corp. 144A 9.500%,
   12/15/16 (4)                                         2,590              2,525
MGM Resorts International, Inc. 144A
   10.375%, 5/15/14 (4)                                   160                175
Mobile Mini, Inc. 6.875%, 5/1/15                          540                504
Pinnacle Entertainment, Inc. 144A 8.750%,
   5/15/20 (4)                                            800                745
QVC, Inc. 144A 7.500%, 10/1/19 (4)                      2,710              2,676
Scientific Games International, Inc. 9.250%,
   6/15/19                                              1,570              1,613
Seminole Hard Rock Entertainment,
   Inc./Seminole Hard Rock International LLC
   144A 3.037%, 3/15/14 (3)(4)                            767                658
Seneca Gaming Corp. Series B 7.250%, 5/1/12               131                129
Staples, Inc. 9.750%, 1/15/14                             905              1,110
Starwood Hotels & Resort Worldwide, Inc.
   6.250%, 2/15/13                                      2,815              2,935
Time Warner, Inc. 6.875%, 5/1/12                        1,500              1,634
TRW Automotive, Inc. 144A 8.875%,
   12/1/17 (4)                                            780                807
Videotron Ltee 6.375%, 12/15/15                         3,500              3,483
                                                                 ---------------
                                                                          59,273
                                                                 ---------------
CONSUMER STAPLES--0.7%
Altria Group, Inc. 8.500%, 11/10/13                     2,775              3,239
BAT International Finance plc 144A 9.500%,
   11/15/18 (4)                                         1,410              1,848
Cargill, Inc. 144A 5.600%, 9/15/12 (4)                  4,845              5,258
Kraft Foods, Inc. 4.125%, 2/9/16                        3,950              4,169
Tyson Foods, Inc. 10.500%, 3/1/14                         940              1,100
Yankee Acquisition Corp. Series B, 8.500%,
   2/15/15                                              5,320              5,406
                                                                 ---------------
                                                                          21,020
                                                                 ---------------

                    VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2010 (UNAUDITED)

($ reported in thousands)

                                                  PAR VALUE           VALUE
                                               --------------    ---------------
ENERGY--3.5%
Adaro Indonesia PT 144A 7.625%, 10/22/19 (4)   $        3,065    $         3,111
Anadarko Petroleum Corp. 8.700%, 3/15/19                2,925              2,762
ATP Oil & Gas Corp. 144A 11.875%, 5/1/15 (4)            2,465              1,799
Buckeye Partners LP 6.050%, 1/15/18                       854                944
Cenovus Energy, Inc. 144A 4.500%,
   9/15/14 (4)                                          1,968              2,102
Cloud Peak Energy Resources LLC/Cloud Peak
   Energy Finance Corp. 144A 8.250%,
   12/15/17 (4)                                         2,920              2,905
Denbury Resources, Inc. 7.500%, 12/15/15                4,952              5,026
Expro Finance Luxembourg SCA 144A 8.500%,
   12/15/16 (4)                                         3,395              3,259
Gaz Capital SA 144A 7.343%, 4/11/13 (4)                 2,000              2,115
Gazprom International SA 144A 7.201%,
   2/1/20 (4)                                           1,915              1,978
Gazprom OAO (Gaz Capital SA)
   144A 6.212%, 11/22/16(4)                            10,405             10,497
   144A 6.510%, 3/7/22(4)                               3,235              3,117
Helix Energy Solutions Group, Inc. 144A
   9.500%, 1/15/16 (4)                                    692                640
Holly Corp. 144A 9.875%, 6/15/17 (4)                    3,000              3,098
KazMunaiGaz Finance Sub BV 144A 8.375%,
   7/2/13 (4)                                           3,900              4,183
Kinder Morgan Energy Partners LP 6.850%,
   2/15/20                                              2,545              2,896
Korea National Oil Corp. 144A 5.375%,
   7/30/14 (4)                                          4,345              4,610
NAK Naftogaz Ukraine 9.500%, 9/30/14                    2,900              3,002
OPTI Canada, Inc. 144A 9.000%, 12/15/12 (4)             6,525              6,623
Petro-Canada 6.050%, 5/15/18                            1,200              1,351
Petrohawk Energy Corp. 10.500%, 8/1/14                  3,885              4,196
Pioneer Drilling Co. 144A 9.875%,
   3/15/18 (4)                                          1,245              1,226
Pride International, Inc. 8.500%, 6/15/19               4,065              4,217
SEACOR Holdings, Inc. 7.375%, 10/1/19                   2,200              2,323
Tesoro Corp. 6.250%, 11/1/12                            4,340              4,362
Valero Energy Corp. 4.500%, 2/1/15                        800                822
Weatherford International Ltd. 9.625%,
   3/1/19                                               4,110              4,949
Western Refining, Inc.
   144A 10.750%, 6/15/14(3)(4)                          3,285              2,973
   144A 11.250%, 6/15/17(4)                             2,465              2,256
XTO Energy, Inc.
   5.900%, 8/1/12                                       1,980              2,164
   5.750%, 12/15/13                                     5,910              6,713
                                                                 ---------------
                                                                         102,219
                                                                 ---------------

                                                  PAR VALUE           VALUE
                                               --------------    ---------------
FINANCIALS--18.9%
ADCB Finance Cayman Ltd. 144A 4.750%,
   10/8/14 (4)                                 $        5,290    $         5,234
AFLAC, Inc. 8.500%, 5/15/19                             1,059              1,274
Agile Property Holdings Ltd. 144A 10.000%,
   11/14/16 (4)                                         1,660              1,706
Alfa Invest Ltd. 144A 9.250%, 6/24/13 (4)               4,940              5,162
Allstate Corp. 6.125%, 5/15/37(3)                       4,730              4,168
American Express Credit Corp.
   5.875%, 5/2/13                                       4,805              5,257
   Series C, 7.300%, 8/20/13                            2,600              2,944
American General Finance Corp. 5.400%,
   12/1/15                                              3,000              2,348
American Honda Finance Corp. 144A 6.700%,
   10/1/13 (4)                                          4,850              5,520
AmSouth Bank N.A. 4.850%, 4/1/13                        7,275              7,204
Assurant, Inc. 5.625%, 2/15/14                          4,060              4,290
Atlantic Finance Ltd. 144A 9.750%,
   5/27/14 (4)                                          4,800              5,132
Avalonbay Communities, Inc. 5.700%, 3/15/17             2,950              3,185
Banco do Brasil SA 144A 8.500%, 10/29/49 (4)              700                772
Bank of America Corp.
   7.400%, 1/15/11                                      3,815              3,928
   4.750%, 8/15/13                                      3,000              3,080
   5.420%, 3/15/17                                      3,700              3,686
Barclays Bank plc
   5.200%, 7/10/14                                      1,610              1,699
   144A 6.050%, 12/4/17(4)                              4,130              4,168
   144A 7.375%, 6/29/49(3)(4)                           6,900              6,106
   144A 5.926%, 9/29/49(3)(4)                           3,773              3,075
BBVA International Preferred SA Unipersonal
 5.919%, 12/31/49(3)                                    3,220              2,338
Bear Stearns Cos., Inc. LLC (The) 7.250%,
   2/1/18                                               4,365              5,097
Berkley (WR) Corp. 5.125%, 9/30/10                      2,000              2,008
BlackRock, Inc. 3.500%, 12/10/14                        2,900              3,008
Bosphorus Financial Services Ltd. 144A
   2.236%, 2/15/12 (3)(4)                                 875                856
Brandywine Operating Partnership LP 7.500%,
   5/15/15                                              4,305              4,694
Capital One Financial Corp. 6.150%, 9/1/16              4,300              4,550
Cemex Finance LLC 144A 9.500%, 12/14/16 (4)             1,430              1,387
Chubb Corp. 6.375%, 3/29/67(3)                          4,730              4,541
CIT Group, Inc.
   7.000%, 5/1/13                                       3,206              3,086
   7.000%, 5/1/14                                         459                435
   7.000%, 5/1/15                                         459                426

                    VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2010 (UNAUDITED)

($ reported in thousands)

                                                  PAR VALUE           VALUE
                                               --------------    ---------------
FINANCIALS--(CONTINUED)
   7.000%, 5/1/16                              $          765    $           702
   7.000%, 5/1/17                                       1,071                969
Citigroup, Inc.
   5.000%, 9/15/14                                      3,200              3,201
   4.875%, 5/7/15                                      15,710             15,577
CME Group, Inc. 5.400%, 8/1/13                          2,450              2,703
CNA Financial Corp. 5.850%, 12/15/14                    7,575              7,848
Colonial Realty LP 4.800%, 4/1/11                       1,442              1,422
Comerica Bank
   5.700%, 6/1/14                                       1,900              2,037
   5.750%, 11/21/16                                     3,850              4,107
Comerica, Inc. 4.800%, 5/1/15                           1,828              1,898
Commonwealth Bank of Australia 144A 3.750%,
   10/15/14 (4)                                         3,000              3,084
Corporacion Andina de Fomento 5.200%,
   5/21/13                                              1,000              1,078
Credit Suisse New York 5.000%, 5/15/13                  4,335              4,631
Crown Castle Towers LLC
   144A 4.523%, 1/15/15(4)                              4,925              5,139
   144A 5.495%, 1/15/17(4)                              5,915              6,330
Deutsche Bank Financial LLC 5.375%, 3/2/15              2,933              3,152
Discover Bank 8.700%, 11/18/19                          1,750              1,943
Equity One, Inc. 6.250%, 12/15/14                       2,485              2,590
ERAC USA Finance Co. 144A 5.800%,
   10/15/12 (4)                                           805                869
Export-Import Bank of Korea
   8.125%, 1/21/14                                      1,480              1,693
   5.875%, 1/14/15                                      4,625              5,011
   4.125%, 9/9/15                                       4,000              4,061
Fibria Overseas Finance Ltd. 144A 7.500%,
   5/4/20 (4)                                             897                915
Fidelity National Financial Sevices, Inc.
   6.600%, 5/15/17                                      6,475              6,456
Fifth Third Bancorp
   6.250%, 5/1/13                                       1,770              1,926
   4.750%, 2/1/15                                         750                777
   4.500%, 6/1/18                                       3,975              3,759
First Horizon National Corp. 4.500%, 5/15/13            1,950              1,895
First Tennessee Bank N.A.
   5.050%, 1/15/15                                      7,875              7,772
   5.650%, 4/1/16                                       2,220              2,137
Ford Motor Credit Co. LLC 7.500%, 8/1/12                  800                818
Ford Motor Credit Co., LLC
   9.875%, 8/10/11                                      3,480              3,663
   3.048%, 1/13/12(3)                                   2,000              1,945

                                                  PAR VALUE           VALUE
                                               --------------    ---------------
FINANCIALS--(CONTINUED)
   8.000%, 6/1/14                              $        4,865    $         5,025
   8.700%, 10/1/14                                        735                767
General Electric Capital Corp.
   3.750%, 11/14/14                                     3,940              4,031
   0.727%, 5/5/26(3)                                    8,000              6,241
Genworth Financial, Inc.
   5.750%, 6/15/14                                      6,890              6,884
   6.515%, 5/22/18                                      3,275              3,153
Glen Meadow Pass Through Trust 144A 6.505%,
   2/12/67 (3)(4)                                       7,545              5,480
GMAC LLC
   6.875%, 9/15/11                                      2,662              2,712
   6.750%, 12/1/14                                        552                540
GMAC, Inc. 144A 8.300%, 2/12/15 (4)                     5,360              5,440
Goldman Sachs Group, Inc. (The)
   5.350%, 1/15/16                                      3,225              3,337
   5.625%, 1/15/17                                      2,800              2,831
   7.500%, 2/15/19                                      2,451              2,740
Hana Bank 144A 4.500%, 10/30/15 (4)                     6,000              5,987
HBOs plc 144A 6.750%, 5/21/18 (4)                         685                641
Healthcare Realty Trust, Inc. 6.500%,
   1/17/17                                              3,000              3,137
Hertz Corp. (The) 8.875%, 1/1/14                        2,595              2,640
Host Hotels & Resorts LP 9.000%, 5/15/17                  875                941
Huntington National Bank (The) 4.900%,
   1/15/14                                              1,400              1,396
Hyundai Capital Services, Inc. 144A 6.000%,
   5/5/15 (4)                                           4,975              5,330
ICICI Bank Ltd.
   144A 5.750%, 11/16/10(4)                             4,775              4,808
   144A 5.500%, 3/25/15(4)                              3,000              3,101
International Lease Finance Corp.
   4.750%, 1/13/12                                      5,820              5,536
   5.300%, 5/1/12                                       5,375              5,079
JPMorgan Chase & Co.
   5.750%, 1/2/13                                       4,945              5,318
   6.125%, 6/27/17                                      3,550              3,884
   Series 1, 7.900%, 12/31/49(3)                        3,360              3,463
Kazkommerts International BV RegS 8.000%,
   11/3/15 (5)                                          1,000                910
KeyBank NA
   5.700%, 8/15/12                                      1,800              1,904
   5.800%, 7/1/14                                       1,450              1,548
   7.413%, 5/6/15                                       3,000              3,311
   4.950%, 9/15/15                                      1,295              1,325

                    VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2010 (UNAUDITED)

($ reported in thousands)

                                                  PAR VALUE           VALUE
                                               --------------    ---------------
FINANCIALS--(CONTINUED)
KeyCorp 6.500%, 5/14/13                        $        2,925    $         3,200
Kimco Realty Corp. 4.820%, 8/15/11                      1,945              1,975
Kookmin Bank 144A 7.250%, 5/14/14 (4)                   5,700              6,400
Korea Development Bank
   5.300%, 1/17/13                                      1,113              1,173
   4.375%, 8/10/15                                      2,525              2,575
Lincoln National Corp.
   8.750%, 7/1/19                                       2,340              2,868
   6.050%, 4/20/67(3)                                   2,885              2,193
Lloyds TSB Bank plc 144A 4.375%, 1/12/15 (4)            2,900              2,794
Lukoil International Finance BV 144A 6.375%,
   11/5/14 (4)                                          4,900              5,139
Mercantile Bankshares Corp. Series B,
   4.625%, 4/15/13                                      4,708              4,926
Merrill Lynch & Co., Inc. 6.150%, 4/25/13               3,925              4,196
MetLife, Inc. 6.750%, 6/1/16                              910              1,030
Metropolitan Life Global Funding I 144A
   5.125%, 6/10/14 (4)                                  1,160              1,260
Morgan Stanley
   6.000%, 5/13/14                                      1,970              2,087
   4.200%, 11/20/14                                     3,455              3,412
   144A 10.090%, 5/3/17(4)                             10,525BRL           5,452
National Australia Bank Ltd. 144A 5.350%,
   6/12/13 (4)                                          9,715             10,525
Nationwide Health Properties, Inc. 6.250%,
   2/1/13                                               4,825              5,182
Nissan Motor Acceptance Corp. 144A 4.500%,
   1/30/15 (4)                                          8,620              8,894
Northern Trust Corp. 5.500%, 8/15/13                    2,775              3,088
Nuveen Investments 10.500%, 11/15/15                      800                700
OJSC AK Transneft (TransCapitalInvest Ltd.)
   144A 5.670%, 3/5/14 (4)                              5,715              5,825
Petroplus Finance Ltd. 144A 6.750%,
   5/1/14 (4)                                           4,215              3,688
PNC Funding Corp. 5.625%, 2/1/17                        3,130              3,330
Principal Financial Group, Inc. 7.875%,
   5/15/14                                              2,595              3,001
Principal Life Global Funding I 144A 4.400%,
   10/1/10 (4)                                          1,500              1,508
ProLogis
   7.625%, 8/15/14                                      5,275              5,598
   6.625%, 5/15/18                                      1,110              1,058
Prudential Financial, Inc.
   4.750%, 9/17/15                                      4,770              4,925
   8.875%, 6/15/38(3)                                   4,200              4,431
Regions Financial Corp.

                                                  PAR VALUE           VALUE
                                               --------------    ---------------
FINANCIALS--(CONTINUED)
   7.750%, 11/10/14                            $        2,525    $         2,664
   5.750%, 6/15/15                                      2,535              2,519
Royal Bank of Scotland Group plc 6.400%,
   10/21/19                                             3,130              3,173
Royal Bank of Scotland plc (The) 4.875%,
   3/16/15                                              3,230              3,214
Russian Agricultural Bank OJSC (RSHB
   Capital SA)
   144A 9.000%, 6/11/14(4)                                780                876
   144A 6.299%, 5/15/17(4)                              2,905              2,883
Simon Property Group LP 4.200%, 2/1/15                    700                719
SLM Corp. 5.375%, 5/15/14                              14,700             13,441
Societe Generale 144A 5.922%, 4/29/49 (3)(4)            6,800              5,147
Sovereign Bank 5.125%, 3/15/13                          7,000              7,094
SunTrust Banks, Inc. 6.000%, 9/11/17                    4,925              5,010
Textron Financial Corp. 5.125%, 11/1/10                 3,865              3,893
TNK-BP Finance SA
   RegS 6.125%, 3/20/12(5)                              4,210              4,321
   144A 7.500%, 3/13/13(4)                              1,750              1,855
   144A 6.250%, 2/2/15(4)                                 500                501
Universal City Development Partners Ltd.
   144A 8.875%, 11/15/15 (4)                              820                828
Unum Group 7.125%, 9/30/16                              6,620              7,274
VTB Capital SA 144A 6.465%, 3/4/15 (4)                  6,000              6,000
Wachovia Bank NA 5.000%, 8/15/15                        2,600              2,733
Wachovia Corp. 5.250%, 8/1/14                           5,000              5,295
WEA Finance LLC / WT Finance Australia 144A
   5.750%, 9/2/15 (4)                                   5,425              5,864
Webster Financial Corp. 5.125%, 4/15/14                 2,500              2,388
Wells Fargo & Co. 4.375%, 1/31/13                         800                846
Westpac Banking Corp. 4.200%, 2/27/15                   4,920              5,121
Woori Bank 144A 7.000%, 2/2/15 (4)                      4,000              4,401
XL Capital Ltd. 5.250%, 9/15/14                         4,335              4,436
Zions Bancorp 7.750%, 9/23/14                           1,880              1,916
                                                                 ---------------
                                                                         550,757
                                                                 ---------------
HEALTH CARE--0.6%
CareFusion Corp. 5.125%, 8/1/14                         2,940              3,176
HCA, Inc. 9.125%, 11/15/14                              1,739              1,824
Life Technologies Corp. 3.375%, 3/1/13                  1,970              2,014
Medco Health Solutions, Inc. 7.250%, 8/15/13            1,000              1,154
Mylan, Inc. 144A 7.625%, 7/15/17 (4)                    1,479              1,516
Patheon, Inc. 144A 8.625%, 4/15/17 (4)                    720                718
Select Medical Corp. 7.625%, 2/1/15                     4,270              4,035

                    VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2010 (UNAUDITED)

($ reported in thousands)

                                                  PAR VALUE           VALUE
                                               --------------    ---------------
HEALTH CARE--(CONTINUED)
U.S. Oncology, Inc. 9.125%, 8/15/17            $        1,263    $         1,304
Valeant Pharmaceuticals International
   8.375%, 6/15/16                                        417                473
                                                                 ---------------
                                                                          16,214
                                                                 ---------------
INDUSTRIALS--2.8%
America West Airlines
   98-1A, 6.870%, 1/2/17                                2,783              2,749
   99-1G, 7.930%, 1/2/19                                7,916              7,560
American Airlines, Inc. 01-1, 6.977%,
   5/23/21                                              7,270              5,962
Continental Airlines, Inc. 98-1A, 6.648%,
   9/15/17                                              4,081              4,066
Delta Air Lines, Inc. 02-1, G-2 6.417%,
   7/2/12                                              13,000             13,000
DI Finance/DynCorp International, Inc.
   Series B 9.500%, 2/15/13                             5,175              5,337
Esco Corp. 144A 8.625%, 12/15/13 (4)                    1,725              1,721
GATX Corp. 4.750%, 5/15/15                              4,940              5,151
General Cable Corp. 2.908%, 4/1/15(3)                   3,375              3,029
Hutchison Whampoa International Ltd. 144A
   4.625%, 9/11/15 (4)                                  3,900              4,079
Ingersoll-Rand Global Holdings Co. Ltd.
   9.500%, 4/15/14                                      1,410              1,747
Kratos Defense & Security Solutions, Inc.
   144A 10.000%, 6/1/17 (4)                             7,020              7,160
Marquette Transportation Co. / Marquette
   Transportation Finance Corp. 144A
   10.875%, 1/15/17 (4)                                   750                739
Noble Group Ltd. 144A 6.750%, 1/29/20 (4)               4,420              4,287
Owens Corning, Inc. 6.500%, 12/1/16                     3,150              3,352
Smiths Group plc 144A 7.200%, 5/15/19 (4)               1,700              1,984
Steelcase, Inc. 6.500%, 8/15/11                         2,825              2,883
Toledo Edison Co. (The) 7.250%, 5/1/20                  1,360              1,648
Tyco International Finance SA 4.125%,
   10/15/14                                             1,000              1,061
United Rentals North America, Inc. 10.875%,
   6/15/16                                              1,772              1,909
USG Corp. 144A 9.750%, 8/1/14 (4)                         701                733
                                                                 ---------------
                                                                          80,157
                                                                 ---------------
INFORMATION TECHNOLOGY--1.3%
Agilent Technologies, Inc. 5.500%, 9/14/15              2,185              2,352
Crown Castle Holdings GS V LLC/Crown Castle
   GS III Corp. 144A 7.750%, 5/1/17 (4)                 4,375              4,626
Intuit, Inc. 5.750%, 3/15/17                            1,334              1,465
Jabil Circuit, Inc. 7.750%, 7/15/16                     2,952              3,100

                                                  PAR VALUE           VALUE
                                               --------------    ---------------
INFORMATION TECHNOLOGY--(CONTINUED)
National Semiconductor Corp. 6.600%, 6/15/17   $        3,330    $         3,731
NXP BV / NXP Funding LLC
   3.053%, 10/15/13(3)                                  3,040              2,611
   7.875%, 10/15/14                                     2,650              2,445
Sorenson Communications, Inc. 144A 10.500%,
   2/1/15 (4)                                           3,400              2,159
SunGard Data Systems, Inc. 9.125%, 8/15/13              5,426              5,541
Xerox Corp.
   5.650%, 5/15/13                                      4,345              4,703
   4.250%, 2/15/15                                      4,000              4,141
                                                                 ---------------
                                                                          36,874
                                                                 ---------------
MATERIALS--3.5%
Allegheny Technologies, Inc. 9.375%, 6/1/19             7,245              8,555
Anglo American Capital plc 144A 9.375%,
   4/8/19 (4)                                           1,950              2,508
ArcelorMittal
   5.375%, 6/1/13                                       4,825              5,074
   9.000%, 2/15/15                                      2,560              3,012
Barrick Gold Financeco LLC 6.125%, 9/15/13              4,500              5,017
Bemis Co., Inc. 5.650%, 8/1/14                            980              1,079
Catalyst Paper Corp.
   7.375%, 3/1/14                                       1,055                496
   144A 11.000%, 12/15/16(4)                            3,520              2,781
Commercial Metals Co. 7.350%, 8/15/18                   7,760              8,145
CRH America, Inc.
   5.625%, 9/30/11                                      3,500              3,633
   8.125%, 7/15/18                                      4,770              5,752
Domtar Corp. 7.125%, 8/15/15                              547                577
Dow Chemical Co. (The)
   7.600%, 5/15/14                                      2,950              3,407
   5.900%, 2/15/15                                      3,950              4,317
Georgia-Pacific LLC
   7.700%, 6/15/15                                      4,820              5,049
   144A 7.125%, 1/15/17(4)                              3,525              3,613
Gerdau Holdings, Inc. 144A 7.000%,
   1/20/20 (4)                                          1,950              1,989
Hexion US Finance Corp. / Hexion Nova Scotia
   Finance ULC 8.875%, 2/1/18                           3,000              2,722
International Paper Co. 9.375%, 5/15/19                 5,330              6,884
JohnsonDiversey, Inc. 144A 8.250%,
   11/15/19 (4)                                           435                450
Nalco Co. 8.875%, 11/15/13                              1,630              1,679
Nova Chemicals Corp. 3.748%, 11/15/13(3)                8,694              8,020

                    VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2010 (UNAUDITED)

($ reported in thousands)

                                                  PAR VALUE           VALUE
                                               --------------    ---------------
MATERIALS--(CONTINUED)
Sappi Pappier Holding AG 144A 6.750%,
   6/15/12 (4)                                 $        5,000    $         4,892
Steel Dynamics, Inc. 7.375%, 11/1/12                    1,528              1,589
Vedanta Resources plc 144A 8.750%,
   1/15/14 (4)                                          3,400              3,587
Verso Paper Holdings LLC / Verso Paper, Inc.
   11.500%, 7/1/14                                      3,650              3,951
   Series B, 4.094%, 8/1/14(3)                          2,570              2,217
                                                                 ---------------
                                                                         100,995
                                                                 ---------------
TELECOMMUNICATION SERVICES--1.8%
Axtel SAB de C.V. 144A 9.000%, 9/22/19 (4)                750                671
Cincinnati Bell, Inc. 8.250%, 10/15/17                  3,760              3,534
Clearwire Communications LLC/Clearwire
   Finance, Inc.
   144A 12.000%, 12/1/15(4)                             2,795              2,785
   144A 12.000%, 12/1/15(4)                             4,000              4,005
Embarq Corp. 6.738%, 6/1/13                             2,385              2,594
Nextel Communications, Inc.
   Series E 6.875%, 10/31/13                            5,590              5,443
   Series D 7.375%, 8/1/15                              2,095              2,001
OJSC Vimpel Communications (VIP Finance
   Ireland Ltd.) 144A 8.375%, 4/30/13 (4)               1,400              1,488
Qwest Corp. 7.875%, 9/1/11                              5,220              5,429
SBA Tower Trust 144A 4.254%, 4/15/15 (4)                8,660              9,081
Telecom Italia Capital SA 6.175%, 6/18/14               4,900              5,123
Verizon Wireless Capital LLC 5.550%, 2/1/14             4,090              4,585
Virgin Media Finance plc Series 1, 9.500%,
   8/15/16                                              2,575              2,733
Wind Acquisition Finance SA 144A 11.750%,
   7/15/17 (4)                                          2,450              2,523
Windstream Corp. 7.875%, 11/1/17                        2,000              1,962
                                                                 ---------------
                                                                          53,957
                                                                 ---------------
UTILITIES--1.0%
Allegheny Energy Supply Co. LLC 144A 8.250%,
   4/15/12 (4)                                          1,860              2,032
AmeriGas Partners LP 7.250%, 5/20/15                      860                864
Enel Finance International SA 144A 3.875%,
   10/7/14 (4)                                          2,000              2,016
Israel Electric Corp. Ltd. 144A 7.250%,
   1/15/19 (4)                                          2,285              2,526
Korea Electric Power Corp. 144A 5.500%,
   7/21/14 (4)                                          3,420              3,690
Korea Gas Corp. 144A 6.000%, 7/15/14 (4)                2,000              2,167

                                                  PAR VALUE           VALUE
                                               --------------    ---------------
UTILITIES--(CONTINUED)
Majapahit Holding BV 144A 7.250%,
   6/28/17 (4)                                 $        1,550    $         1,651
Midwest Generation LLC Series B 8.560%,
   1/2/16                                               1,455              1,436
NiSource Finance Corp. 7.875%, 11/15/10                 3,440              3,516
Northeast Utilities 5.650%, 6/1/13                      3,950              4,252
ONEOK Partners LP 5.900%, 4/1/12                          980              1,045
Sempra Energy 6.500%, 6/1/16                            1,760              2,020
Texas Competitive Electric Holdings Co. LLC
 Series A 10.250%, 11/1/15                              1,390                924
TransAlta Corp. 4.750%, 1/15/15                         2,220              2,337
                                                                 ---------------
                                                                          30,476
                                                                 ---------------
TOTAL CORPORATE BONDS
(IDENTIFIED COST $1,002,919)                                           1,051,942
                                                                 ---------------
CREDIT LINKED NOTES--0.2%
Helios Finance LP 07-S1, B2 144A 2.698%,
 10/20/14 (3)(4)                                        5,587              5,143
                                                                 ---------------
TOTAL CREDIT LINKED NOTES
(IDENTIFIED COST $5,155)                                                   5,143
                                                                 ---------------
LOAN AGREEMENTS(3)--10.7%
CONSUMER DISCRETIONARY--3.1%
Advantage Sales & Marketing, Inc. Tranche,
   5.000%, 5/5/16                                       2,090              2,075
AMF Bowling Worldwide, Inc. Tranche B,
   2.785%, 5/17/13                                      2,120              1,815
Cengage Learning Acquisitions, Inc. Tranche,
   2.790%, 7/3/14                                       7,050              6,099
Ceridian Corp. Tranche, 3.263%, 11/9/14                 6,592              5,933
Charter Communications Operating LLC
   Tranche B-1, 3.240%, 3/6/14                            528                491
   Tranche C, 3.550%, 9/6/16                            4,289              4,004
CSC Holdings, LLC Tranche B-2, 2.073%,
   3/29/16                                                 10                 10
Ford Motor Co. Tranche B-1, 3.267%, 12/15/13            4,463              4,231
Getty Images, Inc. Tranche B, 6.250%, 7/2/15            3,386              3,401
Harrah's Operating Co., Inc.
   Tranche B-2, 3.316%, 1/28/15                         1,577              1,317
   Tranche B-4, 9.500%, 10/31/16                        2,159              2,165
Intelsat Jackson Holding Ltd. Tranche,
   3.260%, 2/1/14                                       2,335              2,153
Intelstat Corp.
   Tranche B-2-A, 2.760%, 1/3/14                        1,676              1,559
   Tranche B-2-B, 2.760%, 1/3/14                        1,677              1,559

                    VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2010 (UNAUDITED)

($ reported in thousands)

                                                  PAR VALUE           VALUE
                                               --------------    ---------------
CONSUMER DISCRETIONARY--(CONTINUED)
   Tranche B-2-C, 2.760%, 1/3/14               $        1,677    $         1,559
Isle of Capri Casinos, Inc.
   Tranche DD-A, 5.000%, 11/25/13                         656                619
   Tranche, 5.000%, 11/25/13                            1,865              1,758
   Tranche DD-B, 5.000%, 11/25/13                         746                703
Landry's Restaurant, Inc. Tranche, 8.500%,
   11/30/13                                             2,697              2,714
Las Vegas Sands LLC
   Tranche DD-I, 2.050%, 5/23/14                          544                483
   Tranche B, 2.050%, 5/23/14                           2,690              2,388
Mediacom Illinois LLC Tranche D, 5.500%,
   3/31/17                                              4,741              4,637
Michaels Stores, Inc. Tranche B-2, 0.000%,
   7/31/16                                              5,000              4,761
Neiman-Marcus Group, Inc. (The) Tranche,
   2.262%, 4/6/13                                       8,600              8,081
Nielsen Finance LLC
   Tranche A, 2.297%, 8/9/13                            3,943              3,718
   Tranche B, 4.047%, 5/1/16                            3,350              3,228
Pilot Travel Centers LLC Tranche B, 0.000%,
   6/30/16                                              4,675              4,680
Sinclair Television Group, Inc. Tranche B,
   6.625%, 10/29/15                                     1,409              1,415
Six Flags Theme Parks, Inc. Tranche B,
   6.250%, 6/30/16                                      5,275              5,191
Totes Isotoner Corp. Tranche B, 3.157%,
   1/16/13                                                373                341
Univision Communications, Inc. Tranche B,
   2.540%, 9/29/14                                      6,091              5,095
VWR Funding, Inc. Tranche, 2.750%, 6/29/14              3,245              3,019
                                                                 ---------------
                                                                          91,202
                                                                 ---------------
CONSUMER STAPLES--0.4%
Michael Foods, Inc. Tranche B 0.000%,
   6/29/16                                              3,430              3,434
Revlon Consumer Products Corp. Tranche,
   6.000%, 3/11/15                                      6,000              5,855
Reynolds Group Holdings Ltd. Tranche,
   6.250%, 5/5/16                                       1,476              1,472
                                                                 ---------------
                                                                          10,761
                                                                 ---------------
ENERGY--0.0%
Targa Resources, Inc. Tranche, 6.000%,
   7/6/16                                                 770                769
                                                                 ---------------
FINANCIALS--0.8%
AGFS Funding Co. Tranche 7.250%, 4/21/15                5,525              5,392

                                                  PAR VALUE           VALUE
                                               --------------    ---------------
FINANCIALS--(CONTINUED)
Agile Property Holdings Ltd. Tranche,
   3.059%, 1/25/13                             $        3,750    $         3,366
CIT Group, Inc. Tranche 1-A, 13.000%,
   1/20/12                                                857                887
Delos Aircraft, Inc. Tranche B-2, 7.000%,
   3/17/16                                                243                240
Green Tree Credit Solutions Tranche, 8.000%,
   12/31/15                                             1,584              1,531
Hertz Corp.
   Tranche B, 2.000%, 12/21/12                          2,374              2,264
   Letter of Credit 2.369%, 12/21/12                      479                457
International Lease Finance Corp. Tranche
   B-1, 6.750%, 3/17/15                                   332                329
Nuveen Investments, Inc. Tranche B, 7.841%,
   11/13/14                                             2,700              2,255
Pinnacle Foods Finance LLC/ Pinnacle Food
   Finance Corp. Tranche B, 3.002%, 4/2/14              2,402              2,252
Universal City Development Partners, Ltd.
   Tranche B, 5.500%, 10/20/14                            740                739
Vanguard Health Holding Co., II LLC
   Tranche B, 5.000%, 1/29/16                           2,085              2,060
                                                                 ---------------
                                                                          21,772
                                                                 ---------------
HEALTH CARE--0.4%
Butler Animal Health Supply LLC Tranche B,
   5.500%, 12/31/15                                     1,244              1,245
HCA, Inc.
   Tranche B-1, 2.540%, 11/17/13                          537                507
   Tranche B-2, 3.540%, 3/31/17                         1,287              1,232
Health Management Associates, Inc.
   Tranche B, 2.040%, 2/28/14                           1,137              1,062
HealthSouth Corp. Tranche 2, 4.117%, 9/10/15            1,624              1,603
RehabCare Group, Inc. Tranche B, 6.000%,
   11/24/15                                             3,940              3,926
Select Medical Corp. Tranche B-1, 4.234%,
   8/22/14                                              1,537              1,483
                                                                 ---------------
                                                                          11,058
                                                                 ---------------
INDUSTRIALS--1.1%
Advanced Disposal Sevices, Inc. Tranche B,
   6.000%, 1/14/15                                        498                497
Bucyrus International, Inc. Tranche C,
   4.500%, 2/19/16                                      2,833              2,830
Harland Clarke Holdings Corp. Tranche B,
   2.770%, 6/30/14                                      6,279              5,416

                    VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2010 (UNAUDITED)

($ reported in thousands)

                                                  PAR VALUE           VALUE
                                               --------------    ---------------
INDUSTRIALS--(CONTINUED)
Holdings Gaming Borrower LP Tranche B,
   9.250%, 2/19/13                             $        1,428    $         1,396
Ozburn-Hessey Holding Co. LLC Tranche B,
   7.500%, 4/8/16                                         948                947
Protection One, Inc. Tranche B, 6.000%,
   6/4/16                                               3,050              3,019
ServiceMaster Co. (The)
   Tranche B, 2.763%, 7/24/14                           7,931              7,272
   Tranche DD, 2.765%, 7/24/14                            790                724
Transaction Network Services, Inc. Tranche,
   6.000%, 11/18/15                                     4,798              4,806
TransUnion LLC Tranche B, 6.750%, 6/15/17               3,725              3,748
U.S. Investigations Services, Inc.
   Tranche B, 3.271%, 2/21/15                           1,469              1,271
                                                                 ---------------
                                                                          31,926
                                                                 ---------------
INFORMATION TECHNOLOGY--1.9%
Allen Systems Group, Inc. Tranche, 8.500%,
   10/20/13                                             3,432              3,428
Avaya, Inc. Tranche B-1, 3.002%, 10/26/14               4,691              4,025
Dresser, Inc.
   Tranche B, 3.166%, 5/4/14                            2,387              2,196
   PIK Interest Capitalization, 6.000%,
      5/4/15                                            3,605              3,342
First Data Corp.
   Tranche B-2, 3.024%, 9/24/14                           486                410
   Tranche B-3, 3.024%, 9/24/14                         6,812              5,737
   Tranche B-1, 3.029%, 9/24/14                         1,955              1,650
Freescale Semiconductor, Inc. Tranche,
   4.604%, 12/1/16                                      7,365              6,499
Infor Enterprise Solutions Holdings, Inc.
   Tranche B, 0.000%, 1/28/12                           4,576              4,270
   Tranche B, 0.000%, 1/28/12                           2,388              2,228
MSCI, Inc. Tranche, 4.750%, 6/1/16                        815                815
NuSil Technology LLC Tranche B, 6.000%,
   2/18/15                                              2,511              2,523
Reynolds & Reynolds Co. (The) Tranche B
   5.250%, 4/21/17                                      1,349              1,334
SkillSoft Corp. Tranche, 6.500%, 5/26/17                3,060              3,044
Spansion LLC Tranche B, 7.750%, 2/9/15                  6,623              6,571
Springboard Finance LLC Tranche B, 7.000%,
   2/23/15                                              3,886              3,849
Towerco Finance LLC Tranche, 6.000%,
   11/24/14                                             2,488              2,491
                                                                 ---------------
                                                                          54,412
                                                                 ---------------

                                                  PAR VALUE           VALUE
                                               --------------    ---------------
MATERIALS--1.7%
Anchor Glass Container Corp.
   Tranche, 6.000%, 2/3/16                     $        3,715    $         3,687
   Tranche, 10.000%, 9/2/16                             3,975              3,923
Berry Plastics Group, Inc. Tranche C,
   2.303%, 4/3/15                                       8,654              7,682
Building Materials Holding Corp. of America
   Tranche B, 3.688%, 2/22/14                             741                717
Building Materials Holdings Corp. Tranche B,
   8.000%, 2/22/14 (6)                                  1,261              1,047
DynCorp International, Inc. Tranche B,
   0.000%, 7/7/20                                       4,460              4,449
Gentek Holding LLC Tranche, 7.000%, 10/29/14            5,422              5,422
Huntsman International LLC Tranche B,
   2.020%, 4/21/14                                      2,106              1,954
Ineos Holdings Ltd.
   Tranche B-2, 7.501%, 12/16/13                        1,175              1,132
   Tranche C-2, 8.001%, 12/16/14                        1,343              1,294
JohnsonDiversey, Inc. Tranche B, 5.500%,
   11/24/15                                               697                698
Momentive Performance Materials, Inc.
   Tranche, 0.000%, 12/4/13                             4,000              3,586
Nalco Co. Tranche B, 6.500%, 5/13/16                    1,614              1,613
New Sunward Holding BV Tranche B, 0.000%,
   2/14/14                                              3,757              3,381
Reynolds Group Holdings Ltd. Tranche,
   5.750%, 5/5/16                                       5,720              5,692
Smurfit-Stone Container Enterprise
   Tranche B, 0.000%, 2/22/16                           1,625              1,623
Solutia, Inc. Tranche B, 4.750%, 3/17/17                1,995              1,996
                                                                 ---------------
                                                                          49,896
                                                                 ---------------
TELECOMMUNICATION SERVICES--0.7%
Cincinnati Bell, Inc. Tranche B, 6.250%,
   6/11/17                                              3,217              3,130
Level 3 Communications, Inc.
   Tranche A, 2.525%, 3/13/14                           8,362              7,449
   Tranche B, 11.500%, 3/13/14                          1,044              1,124
nTelos, Inc. Tranche, 5.750%, 8/7/15                    5,284              5,285
U.S. TelePacific Corp. Tranche B, 9.250%,
   8/17/15                                              3,491              3,484
                                                                 ---------------
                                                                          20,472
                                                                 ---------------

                    VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2010 (UNAUDITED)

($ reported in thousands)

                                                  PAR VALUE           VALUE
                                               --------------    ---------------
UTILITIES--0.6%
New Development Holdings LLC Tranche,
   0.000%, 6/8/17                              $        4,955    $         4,915
NRG Energy, Inc.
   Letter of Credit 2.040%, 2/1/13                      2,863              2,749
   Tranche B, 2.056%, 2/1/13                            5,765              5,536
Texas Competitive Electric Holdings Co. LLC
   Tranche B-3, 3.780%, 10/10/14                        3,974              2,934
   Tranche B-2, 3.856%, 10/10/14                        2,239              1,663
                                                                 ---------------
                                                                          17,797
                                                                 ---------------
TOTAL LOAN AGREEMENTS
(IDENTIFIED COST $309,915)                                               310,065
                                                                 ---------------

                                                    SHARES            VALUE
                                               --------------    ---------------
PREFERRED STOCK--0.0%
FINANCIALS--0.0%
GMAC, Inc. Series G Pfd. 7.00%(4)                         702                546
                                                                 ---------------
TOTAL PREFERRED STOCK
(IDENTIFIED COST $221)                                                       546
                                                                 ---------------
EXCHANGE-TRADED FUNDS--0.2%
iShares FTSE/Xinhua China 25 Index Fund               137,800              5,392
                                                                 ---------------
TOTAL EXCHANGE-TRADED FUNDS
(IDENTIFIED COST $6,038)                                                   5,392
                                                                 ---------------
COMMON STOCKS--0.1%
FINANCIALS--0.1%
CIT Group, Inc.(2)                                     26,344                892
                                                                 ---------------
MATERIALS--0.0%
Building Materials Holdings Corp.(6)                  677,817                495
                                                                 ---------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $1,987)                                                   1,387
                                                                 ---------------
TOTAL LONG TERM INVESTMENTS--97.8%
(IDENTIFIED COST $2,783,478)                                           2,844,056
                                                                 ---------------
SHORT-TERM INVESTMENTS--2.1%
MONEY MARKET MUTUAL FUNDS--2.1%
BlackRock Liquidity Funds TempFund
   Portfolio - Institutional Shares
   (seven-day effective yield 0.177%)              62,160,889             62,161
                                                                 ---------------

TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $62,161)                                                 62,161
                                                                 ---------------
TOTAL INVESTMENTS--99.9%
(IDENTIFIED COST $2,845,639)                                           2,906,217(1)
Other Assets and Liabilities--0.1%                                         3,986
                                                                 ---------------
NET ASSETS--100.0%                                               $     2,910,203
                                                                 ---------------

ABBREVIATIONS:

FHLMC   Federal Home Loan Mortgage Corporation ("Freddie Mac").
FNMA    Federal National Mortgage Association ("Fannie Mae").
GNMA    Government National Mortgage Association ("Ginnie Mae")
NATL    National Public Finance Guarantee Corp.
PIK     Payment-in-Kind Security
SBA     Small Business Administration

FOREIGN CURRENCIES:

AUD     Australian Dollar
BRL     Brazil Real
CND     Canadian Dollar
COP     Colombian Peso
EUR     European Currency Unit
IDR     Indonesian Rupiah
KRW     Korean Won
TRY     Turkish Lira
ZAR     South Africa Rand

                    VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2010 (UNAUDITED)

($ reported in thousands)

COUNTRY WEIGHTINGS as of 6/30/10 +
----------------------------------

United States (includes short-term investments)       83%
Canada                                                 2
South Korea                                            2
United Kingdom                                         2
Brazil                                                 1
Russia                                                 1
Venezuela                                              1
Other                                                  8
                                                     ---
Total                                                100%
                                                     ===

+    % of total investments as of June 30, 2010

Virtus Multi-Sector Short Term Bond Fund

The following table provides a summary of inputs used to value the Fund's net assets as of June 30, 2010 (See Security Valuation Note 1A in the Notes to Schedules of Investments.):

                                                                      LEVEL 2        LEVEL 3
                                                                    SIGNIFICANT    SIGNIFICANT
                                   TOTAL VALUE AT      LEVEL 1      OBSERVABLE    UNOBSERVABLE
                                    JUNE 30, 2010   QUOTED PRICES      INPUTS        INPUTS
                                   --------------   -------------   -----------   ------------
Debt Securities:
   Asset-backed Securities           $  383,838        $    --       $  366,561      $17,277
   Corporate Debt                     1,362,007             --        1,351,464       10,543
   Foreign Government Securities        188,527             --          188,527           --
   Mortgage-backed Securities           795,402             --          795,402           --
   Municipal Securities                   5,326             --            5,326           --
   U.S. Government Securities           101,631             --          101,631           --
Equity Securities:
   Common Stocks                          1,387            892               --          495
   Exchange-traded
   Funds                                  5,392          5,392               --           --
   Preferred Stock                          546            546               --           --
   Short-term Investments                62,161         62,161               --           --
                                     ----------        -------       ----------      -------
Total Investments                    $2,906,217        $68,991       $2,808,911      $28,315
                                     ==========        =======       ==========      =======

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                      1 |

Multi-Sector Short Term Bond Fund

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.

                                                    Mortgage-     Asset-
                                                     Backed       Backed     Corporate   Common
INVESTMENTS IN SECURITIES                 TOTAL    Securities   Securities      Debt      Stock
-------------------------               --------   ----------   ----------   ---------   ------
BALANCE AS OF SEPTEMBER 30, 2009:        $36,849     $10,982     $15,912      $ 9,955    $    --
Accrued Discount/(Premium)                   228          15          42          171         --
Realized Gain (Loss)                      (5,581)     (3,575)     (2,259)         253         --
Change in Unrealized Appreciation
(Depreciation)                             9,660       4,522       4,740          398         --
Net Purchases/(Sales)(b)                    (469)     (2,875)      8,785       (6,379)        --
Transfers In and/or Out of Level 3(a)    (12,372)     (9,069)     (9,943)       6,145        495
                                         -------     -------     -------      -------    -------
BALANCE AS OF JUNE 30, 2010              $28,315     $    --     $17,277       10,543    $   495
                                         =======     =======     =======      =======    =======

(a) "Transfers in and/or out" represent the ending value as of June 30, 2010, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.

(b)  Includes paydowns on securities.

                       VIRTUS REAL ESTATE SECURITIES FUND
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2010 (UNAUDITED)

($ reported in thousands)

                                                    SHARES            VALUE
                                               ---------------   ---------------
COMMON STOCKS--98.6%
REAL ESTATE INVESTMENT TRUSTS--98.6%
DIVERSIFIED--5.5%
Vornado Realty Trust                                   644,077   $        46,986
                                                                 ---------------
TOTAL DIVERSIFIED                                                         46,986
                                                                 ---------------
HEALTH CARE--11.9%
HCP, Inc.                                            1,087,877            35,084
Health Care REIT, Inc.                                 557,839            23,496
Nationwide Health Properties, Inc.                     341,040            12,199
Ventas, Inc.                                           641,524            30,120
                                                                 ---------------
TOTAL HEALTH CARE                                                        100,899
                                                                 ---------------
INDUSTRIAL/OFFICE--17.5%
INDUSTRIAL--3.0%
AMB Property Corp.                                     475,960            11,285
ProLogis                                             1,382,673            14,007
                                                                 ---------------
                                                                          25,292
                                                                 ---------------
MIXED--1.7%
Duke Realty Corp.                                      411,132             4,666
Liberty Property Trust                                 348,690            10,060
                                                                 ---------------
                                                                          14,726
                                                                 ---------------
OFFICE--12.8%
Alexandria Real Estate Equities, Inc.                  181,958            11,530
BioMed Realty Trust, Inc.                              829,081            13,340
Boston Properties, Inc.                                534,983            38,166
Corporate Office Properties Trust                      321,205            12,129
Douglas Emmett, Inc.                                   112,570             1,601
Highwoods Properties, Inc.                             202,268             5,615
Kilroy Realty Corp.                                    198,727             5,908
Mack-Cali Realty Corp.                                 244,666             7,274
SL Green Realty Corp.                                  232,331            12,787
                                                                 ---------------
                                                                         108,350
                                                                 ---------------
TOTAL INDUSTRIAL/OFFICE                                                  148,368
                                                                 ---------------
LODGING/RESORTS--6.7%
Host Hotels & Resorts, Inc.                          2,951,652            39,788
LaSalle Hotel Properties                               505,642            10,401
Starwood Hotels & Resorts Worldwide, Inc.               93,350             3,868
Sunstone Hotel Investors, Inc.(2)                      253,320             2,515
                                                                 ---------------
TOTAL LODGING/RESORTS                                                     56,572
                                                                 ---------------

                                                    SHARES            VALUE
                                               ---------------   ---------------
REAL ESTATE INVESTMENT TRUSTS--(CONTINUED)
RESIDENTIAL--18.7%
APARTMENTS--17.8%
Apartment Investment & Management Co.
   Class A                                             714,057   $        13,832
AvalonBay Communities, Inc.                            297,116            27,742
BRE Properties, Inc.                                   272,083            10,048
Equity Residential                                   1,349,209            56,181
Essex Property Trust, Inc.                             205,252            20,020
Home Properties, Inc.                                  154,294             6,954
UDR, Inc.                                              832,264            15,921
                                                                 ---------------
                                                                         150,698
                                                                 ---------------
MANUFACTURED HOMES--0.9%
Equity Lifestyle Properties, Inc.                      162,111             7,818
                                                                 ---------------
TOTAL RESIDENTIAL                                                        158,516
                                                                 ---------------
RETAIL--22.3%
REGIONAL MALLS--13.9%
Macerich Co. (The)                                     674,505            25,172
Simon Property Group, Inc.                           1,089,646            87,989
Taubman Centers, Inc.                                  127,720             4,806
                                                                 ---------------
                                                                         117,967
                                                                 ---------------
SHOPPING CENTERS--8.4%
Developers Diversified Realty Corp.                  1,181,747            11,699
Federal Realty Investments Trust                       197,030            13,845
Kimco Realty Corp.                                   1,673,985            22,499
Tanger Factory Outlet Centers                          384,500            15,911
Weingarten Realty Investors                            385,250             7,339
                                                                 ---------------
                                                                          71,293
                                                                 ---------------
TOTAL RETAIL                                                             189,260
                                                                 ---------------
SELF STORAGE--7.3%
Extra Space Storage, Inc.                            1,303,349            18,117
Public Storage                                         503,723            44,282
                                                                 ---------------
TOTAL SELF STORAGE                                                        62,399
                                                                 ---------------
SPECIALTY--8.7%
Digital Realty Trust, Inc.                             724,961            41,816
Entertainment Properties Trust                         187,359             7,133
Plum Creek Timber Co., Inc.                            321,761            11,110
Rayonier, Inc.                                         315,890            13,905
                                                                 ---------------
TOTAL SPECIALTY                                                           73,964
                                                                 ---------------

                       VIRTUS REAL ESTATE SECURITIES FUND
                       SCHEDULE OF INVESTMENTS(CONTINUED)
                            JUNE 30, 2010 (UNAUDITED)

($ reported in thousands)

                                                    SHARES            VALUE
                                               ---------------   ---------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $602,020)                                               836,964
                                                                 ---------------
TOTAL LONG TERM INVESTMENTS--98.6%
(IDENTIFIED COST $602,020)                                               836,964
SHORT TERM INVESTMENTS--0.9%
MONEY MARKET MUTUAL FUNDS--0.9%
BlackRock Liquidity Funds TempFund Portfolio
   - Institutional Shares (seven-day
   effective yield 0.177%)                           7,953,371   $         7,953
                                                                 ---------------
TOTAL SHORT TERM INVESTMENTS
(IDENTIFIED COST $7,953)                                                   7,953
                                                                 ---------------
TOTAL INVESTMENTS--99.5%
 (IDENTIFIED COST $609,973)                                              844,917(1)
Other assets and liabilities, net--0.5%                                    3,942
                                                                 ---------------
NET ASSETS--100.0%                                               $       848,859
                                                                 ===============

Virtus Real Estate Securities Fund

The following table provides a summary of inputs used to value the Fund's net assets as of June 30, 2010 (See Security Valuation Note 1A in the Notes to Schedules of Investments.):

                                   TOTAL VALUE AT      LEVEL 1
INVESTMENTS IN SECURITIES:          JUNE 30, 2010   QUOTED PRICES
--------------------------         --------------   -------------
Common Stocks:
   Real Estate Investment Trusts      $836,964         $836,964
Short Term Investments                   7,953            7,953
                                      --------         --------
Total Investments                      844,917          844,917
                                      ========         ========

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable) priced securities.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                      1 |

                        VIRTUS SENIOR FLOATING RATE FUND
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2010 (UNAUDITED)

($ reported in thousands)

                                                  PAR VALUE           VALUE
                                               ---------------   ---------------
FOREIGN GOVERNMENT SECURITIES--1.3%
Bolivarian Republic of Venezuela RegS
   5.750%, 2/26/16 (17)                        $         1,500   $           945
Republic of Argentina PIK Interest
   Capitalization 8.280%, 12/31/33                       1,285               885
                                                                 ---------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $2,097)                                                   1,830
                                                                 ---------------
ASSET-BACKED SECURITIES--0.1%
Harley-Davidson Motorcycle Trust 07-2, C
   5.410%, 8/15/15                                         170               177
                                                                 ---------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $133)                                                       177
                                                                 ---------------
CORPORATE BONDS--9.4%
CONSUMER DISCRETIONARY--1.7%
American Axle & Manufacturing Holdings, Inc.
   144A 9.250%, 1/15/17 (4)                                350               362
Blockbuster, Inc. 144A 11.750%, 10/1/14 (4)                707               463
Eastman Kodak Co. 7.250%, 11/15/13                          55                54
Harrah's Operating Co., Inc.
   11.250%, 6/1/17                                         140               148
   144A 12.750%, 4/15/18(4)                                 80                77
Landry's Restaurants, Inc. 11.625%, 12/1/15                666               693
Libbey Glass, Inc. 144A 10.000%, 2/15/15 (4)                75                78
MGM Resorts International, Inc. 10.375%,
   5/15/14                                                  47                51
Nebraska Book Co., Inc. 10.000%, 12/1/11                   615               618
                                                                 ---------------
                                                                           2,544
                                                                 ---------------
CONSUMER STAPLES--0.3%
Smithfield Foods, Inc. 144A 10.000%,
   7/15/14 (4)                                             400               445
                                                                 ---------------
ENERGY--0.9%
ATP Oil & Gas Corp. 144A 11.875%, 5/1/15 (4)               195               142
Coffeyville Resources LLC / Coffeyville
   Finance, Inc. 144A 10.875%, 4/1/17 (4)                  700               686
Hercules Offshore, Inc. 144A 10.500%,
   10/15/17 (4)                                            275               246
Western Refining, Inc. 144A 10.750%,
   6/15/14 (3)(4)                                          325               294
                                                                 ---------------
                                                                           1,368
                                                                 ---------------
FINANCIALS--0.9%
Ford Motor Credit Co. LLC 7.500%, 8/1/12                   100               102
Ford Motor Credit Co., LLC 8.700%, 10/1/14                 140               146

                                                  PAR VALUE           VALUE
                                               ---------------   ---------------
FINANCIALS--(CONTINUED)
International Lease Finance Corp. 4.750%,
   1/13/12                                     $           350   $           333
SLM Corp. 8.450%, 6/15/18                                  475               438
Universal City Development Partners Ltd.
   144A 8.875%, 11/15/15(4)                                 45                46
   144A 10.875%, 11/15/16(4)                               300               308
                                                                 ---------------
                                                                           1,373
                                                                 ---------------
HEALTH CARE--0.3%
Select Medical Corp. 7.625%, 2/1/15                        450               425
                                                                 ---------------
INDUSTRIALS--1.1%
Global Aviation Holdings Ltd. 144A 14.000%,
   8/15/13 (4)                                             730               759
Kratos Defense & Security Solutions, Inc.
   144A 10.000%, 6/1/17 (4)                                350               357
PharmaNet Development Group, Inc. 144A
   10.875%, 4/15/17 (4)                                    415               407
                                                                 ---------------
                                                                           1,523
                                                                 ---------------
INFORMATION TECHNOLOGY--1.2%
Freescale Semiconductor, Inc. 10.125%,
   12/15/16                                                450               362
NXP BV / NXP Funding LLC
   3.053%, 10/15/13(3)                                     750               644
   7.875%, 10/15/14                                        350               323
Sorenson Communications, Inc. 144A 10.500%,
   2/1/15 (4)                                              750               476
                                                                 ---------------
                                                                           1,805
                                                                 ---------------
MATERIALS--1.7%
Catalyst Paper Corp. 7.375%, 3/1/14                        300               141
Hexion US Finance Corp. / Hexion Nova Scotia
   Finance ULC 8.875%, 2/1/18                              250               227
Ineos Group Holdings plc 144A 8.500%,
   2/15/16 (4)                                             750               589
Lyondell Chemical Co. 11.000%, 5/1/18                      499               538
Verso Paper Holdings LLC / Verso Paper, Inc.
   11.500%, 7/1/14                                         365               395
   Series B, 4.094%, 8/1/14(3)                             500               431
   Series B, 11.375%, 8/1/16                               210               180
                                                                 ---------------
                                                                           2,501
                                                                 ---------------
TELECOMMUNICATION SERVICES--1.3%
Clearwire Communications LLC/Clearwire
   Finance, Inc.

                        VIRTUS SENIOR FLOATING RATE FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2010 (UNAUDITED)

($ reported in thousands)

                                                  PAR VALUE           VALUE
                                               ---------------   ---------------
TELECOMMUNICATION SERVICES--(CONTINUED)
   144A 12.000%, 12/1/15(4)                    $           750   $           751
   144A 12.000%, 12/1/15(4)                                200               199
ITC Deltacom, Inc. 144A 10.500%, 4/1/16 (4)                700               676
Level 3 Financing, Inc. 4.140%, 2/15/15(3)                 400               312
                                                                 ---------------
                                                                           1,938
                                                                 ---------------
TOTAL CORPORATE BONDS
(IDENTIFIED COST $13,736)                                                 13,922
                                                                 ---------------
LOAN AGREEMENTS(3)--86.1%
CONSUMER DISCRETIONARY--26.5%
24 Hour Fitness Worldwide, Inc. Tranche B,
   6.750%, 4/22/16                                       1,000               933
Advantage Sales & Marketing, Inc.
   Tranche, 5.000%, 5/5/16                                 743               738
   Tranche, 8.500%, 5/5/17                                 615               610
AMF Bowling Worldwide, Inc. Tranche B,
   2.850%, 6/7/13                                          572               490
Atrium Cos., Inc. Tranche, 7.000%, 1/21/16               1,000               975
Carmike Cinemas, Inc. Tranche, 5.500%,
   1/27/16                                                 920               917
CDW  LLC Tranche B, 4.350%, 10/12/14                       995               872
Cengage Learning Acquisitions, Inc.
   Tranche, 3.030%, 7/3/14                                 899               778
   Tranche 1, 7.500%, 7/3/14                               496               497
Ceridian Corp. Tranche, 3.347%, 11/9/14                  1,551             1,396
Charter Communications Operating LLC
   Tranche B-1, 2.350%, 3/6/14                             158               146
   Tranche C, 3.790%, 9/6/16                             1,279             1,194
Clear Channel Communications, Inc.
   Tranche B, 3.997%, 1/29/16                            1,020               783
CSC Holdings, LLC Tranche B-2, 3.600%,
   3/29/16                                                 806               784
Cumulus Media, Inc. Tranche, 4.347%, 6/11/14               756               688
Dana Holding Corp. Tranche, 4.666%, 1/31/15                988               954
Dave & Busters, Inc. Tranche, 6.500%, 5/3/16             1,000               993
Emmis Operating Co. Tranche B, 4.485%,
   11/1/13                                               1,192             1,053
Ford Motor Co. Tranche B-1, 3.337%, 12/15/13             1,043               989
Getty Images, Inc. Tranche B, 6.250%, 7/2/15             1,002             1,006
Harrah's Operating Co., Inc.
   Tranche B-2, 3.316%, 1/28/15                          1,030               860
   Tranche B-4, 9.500%, 10/31/16                           582               584
HHI Group Holdings LLC Tranche, 10.500%,
   3/30/15                                                 593               597

                                                  PAR VALUE           VALUE
                                               ---------------   ---------------
CONSUMER DISCRETIONARY--(CONTINUED)
Intelsat Jackson Holding Ltd. Tranche,
   3.292%, 2/1/14                              $         1,000   $           922
Intelstat Corp.
   Tranche B-2-A, 2.792%, 1/3/14                           189               176
   Tranche B-2-B, 2.792%, 1/3/14                           189               176
   Tranche B-2-C, 2.792%, 1/3/14                           189               175
Isle of Capri Casinos, Inc.
   Tranche DD-A, 5.000%, 11/25/13                          139               131
   Tranche, 5.000%, 11/25/13                               394               371
   Tranche DD-B, 5.000%, 11/25/13                          158               149
Lamar Media Corp. Tranche B, 4.250%, 10/1/16             1,496             1,494
Landry's Restaurant, Inc. Tranche, 8.000%,
   5/13/11                                                 848               853
Las Vegas Sands LLC
   Tranche DD-I, 2.100%, 5/23/14                           192               171
   Tranche B, 2.100%, 5/23/14                              951               844
MCC Iowa LLC Tranche F, 4.500%, 10/20/17                 1,000               954
Mediacom Illinois LLC Tranche D, 5.500%,
   3/31/17                                                 347               340
MGM MIRAGE
   Tranche E, 7.000%, 10/3/11                              500               478
   Tranche E, 7.000%, 2/21/14                              500               415
Michaels Stores, Inc. Tranche B-2, 4.990%,
   7/31/16                                                 923               879
Neiman-Marcus Group, Inc. (The) Tranche,
   2.444%, 4/6/13                                        1,715             1,611
Nielsen Finance LLC
   Tranche A, 2.350%, 8/9/13                               649               612
   Tranche B, 4.100%, 5/1/16                               606               584
Pilot Travel Centers LLC Tranche B, 0.000%,
   11/24/16                                                325               325
RCN Corp. Tranche, 0.000%, 3/5/16                        1,025             1,013
Sabre, Inc. Tranche, 2.343%, 9/30/14                       991               883
Sinclair Television Group, Inc. Tranche B,
   6.750%, 10/29/15                                        531               533
Six Flags Theme Parks, Inc. Tranche B,
   6.000%, 2/17/16                                       1,750             1,722
Tenneco, Inc. Tranche B, 5.088%, 5/13/16                   500               501
Travelport LLC Tranche DD, 2.790%, 8/23/13               1,092             1,024
Univision Communications, Inc. Tranche B,
   2.597%, 9/29/14                                       2,012             1,683
VML U.S. Finance LLC
   Tranche DD-B, 5.040%, 5/25/12                           153               149

                        VIRTUS SENIOR FLOATING RATE FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2010 (UNAUDITED)

($ reported in thousands)

                                                  PAR VALUE           VALUE
                                               ---------------   ---------------
CONSUMER DISCRETIONARY--(CONTINUED)
   Tranche B, 5.040%, 5/27/13                  $           514   $           501
VWR Funding, Inc. Tranche, 2.847%, 6/30/14                 738               686
                                                                 ---------------
                                                                          39,192
                                                                 ---------------
CONSUMER STAPLES--2.8%
Michael Foods, Inc. Tranche B 0.000%,
   6/14/16                                                 570               571
Revlon Consumer Products Corp. Tranche,
   6.000%, 3/11/15                                       1,027             1,003
Reynolds Group Holdings Ltd. Tranche,
   6.250%, 11/5/15                                         542               540
Rite Aid Corp. Tranche 3, 6.000%, 6/4/14                 1,290             1,221
Spectrum Brands, Inc. Tranche, 8.000%,
   2/9/16                                                  334               336
Yankee Candle Co., Inc. Tranche, 2.350%,
   2/6/14                                                  454               432
                                                                 ---------------
                                                                           4,103
                                                                 ---------------
ENERGY--2.8%
Big West Oil LLC Tranche, 0.000%, 1/30/15                  565               570
Helix Energy Solutions Group, Inc. Tranche,
   2.598%, 7/1/13                                          636               590
Hercules Offshore, Inc. Tranche B, 6.000%,
   7/11/13                                               1,113               984
Scorpion Drilling Ltd. Tranche, 7.847%,
   5/8/14                                                  750               752
Targa Resources, Inc. Tranche, 5.750%,
   7/5/16                                                  433               432
Venoco, Inc. Tranche C, 5.313%, 5/7/14                   1,006               899
                                                                 ---------------
                                                                           4,227
                                                                 ---------------
FINANCIALS--8.7%
AGFS Funding Co. Tranche 7.250%, 4/8/15                  1,450             1,415
Agile Property Holdings Ltd. Tranche,
   3.097%, 1/25/13                                         375               337
Bass Pro Group LLC Tranche B 0.000%, 4/9/15                500               500
CB Richard Ellis Group, Inc.
   Tranche A-2, 5.250%, 6/24/13                            500               499
   Tranche B-1, 6.500%, 12/20/15                         1,032             1,032
CIT Group, Inc. Tranche 1-A, 13.000%,
   1/20/12                                               1,286             1,331
Delos Aircraft, Inc. Tranche B-2, 7.000%,
   3/5/16                                                  727               717
Green Tree Credit Solutions Tranche, 8.000%,
 12/18/15                                                  576               557
Hertz Corp.
   Letter of Credit 1.049%, 12/21/12                       115               110
   Tranche B, 2.100%, 12/21/12                             622               593
International Lease Finance Corp.
   Tranche B-1, 6.750%, 3/17/15                            838               831

                                                  PAR VALUE           VALUE
                                               ---------------   ---------------
FINANCIALS--(CONTINUED)
Nuveen Investments, Inc. Tranche B, 3.431%,
   11/13/14                                    $         1,475   $         1,232
Pinnacle Foods Finance LLC/ Pinnacle Food
   Finance Corp. Tranche B, 2.851%, 4/2/14               1,080             1,013
Re/Max International, Inc. Tranche, 6.000%,
   3/11/16                                                 998               995
Sungard Data Systems, Inc. Tranche A,
   2.100%, 2/28/14                                          22                21
Synatech Holdings, Inc. Tranche, 0.000%,
   4/2/14                                                  496               428
Universal City Development Partners, Ltd.
   Tranche B, 5.500%, 11/6/14                              386               385
Vanguard Health Holding Co., II LLC
   Tranche B, 5.000%, 1/29/16                              870               859
                                                                 ---------------
                                                                          12,855
                                                                 ---------------
HEALTH CARE--7.3%
Ardent Health Services, Inc. Tranche,
   6.500%, 7/19/15                                         499               486
Aveta, Inc. Tranche B, 8.000%, 3/16/15                     245               240
Bausch & Lomb, Inc.
   Tranche DD, 3.597%, 4/24/15                              94                89
   Tranche, 3.690%, 4/24/15                                390               368
Butler Animal Health Supply LLC Tranche B,
   5.500%, 12/31/15                                        746               747
Catalent Pharma Solutions, Inc. Tranche,
   2.597%, 4/10/14                                         995               895
Community Health Systems, Inc.
   Tranche B, 2.788%, 7/25/14                            1,170             1,093
   Tranche DD, 2.788%, 7/25/14                              60                56
CRC Health Corp. Tranche, 2.783%, 2/6/13                   488               459
Generic Drug Holdings, Inc.
   Tranche, 6.500%, 4/7/16                                 868               816
   Tranche DD, 6.500%, 4/8/16                              119               112
HCA, Inc. Tranche A-1, 2.033%, 11/16/12                    826               781
Health Management Associates, Inc.
   Tranche B, 2.283%, 2/28/14                              317               296
HealthSouth Corp.
   Tranche 1, 2.790%, 3/10/13                              542               523
   Tranche 2, 4.290%, 9/10/15                              446               441
MMM Holdings, Inc. Tranche B, 8.000%, 3/6/15               245               240
Psychiatric Solutions, Inc. Tranche B,
   2.207%, 7/2/12                                          744               737

                        VIRTUS SENIOR FLOATING RATE FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2010 (UNAUDITED)

($ reported in thousands)

                                                  PAR VALUE           VALUE
                                               ---------------   ---------------
HEALTH CARE--(CONTINUED)
RehabCare Group, Inc. Tranche B, 6.000%,
   11/24/15                                    $           516   $           514
Rotech Healthcare, Inc. PIK Interest
   Capitalization, 6.347%, 9/26/11                         400               384
Select Medical Corp. Tranche B-1, 4.234%,
   8/22/14                                                 766               739
Warner Chilcott plc
   Tranche A, 5.500%, 10/30/14                             322               322
   Tranche B-1 5.750%, 4/30/15                             152               152
   Tranche B-2 5.750%, 4/30/15                             253               252
                                                                 ---------------
                                                                          10,742
                                                                 ---------------
INDUSTRIALS--11.3%
Advanced Disposal Sevices, Inc. Tranche B,
   6.000%, 1/14/15                                       1,493             1,491
ARAMARK Corp.
   Letter of Credit 1, 0.198%, 1/26/14                      18                17
   Tranche, 2.408%, 1/26/14                                250               234
   Letter of Credit 2, 0.198%, 7/26/16                      33                32
   Tranche, 3.783%, 7/26/16                                496               479
Bucyrus International, Inc. Tranche C,
   4.500%, 2/19/16                                         798               797
Harland Clarke Holdings Corp. Tranche B,
   2.847%, 6/30/14                                       1,462             1,261
Hawker Beechcraft Aquistion Co. LLC
   Letter of Credit, 1.267%, 3/26/14                        81                66
   Tranche, 2.440%, 3/26/14                              1,360             1,104
Holdings Gaming Borrower LP Tranche B,
   9.250%, 2/19/23                                          80                78
Live Nation Entertainment, Inc. Tranche B,
   4.500%, 10/20/16                                        499               496
Manitowoc Co., Inc. (The) Tranche B, 7.500%,
   11/6/14                                               1,014             1,013
Ozburn-Hessey Holding Co. LLC Tranche B,
   7.500%, 4/8/16                                          599               598
Protection One, Inc. Tranche B, 6.000%,
   4/26/16                                               1,020             1,010
Quad Graphics, Inc. Tranche B, 0.000%,
   1/26/16                                               1,000               962
ServiceMaster Co. (The)
   Tranche DD, 2.850%, 7/24/14                             174               159
   Tranche B, 2.917%, 7/24/14                            1,743             1,598
Sungard Data Systems, Inc. Tranche B, 4.029%,
   2/28/16                                               1,237             1,186

                                                  PAR VALUE           VALUE
                                               ---------------   ---------------
INDUSTRIALS--(CONTINUED)
Transaction Network Services, Inc. Tranche,
   6.000%, 11/18/15                            $           601   $           602
TransUnion LLC Tranche B, 6.750%, 6/15/17                  625               629
U.S. Investigations Services, Inc. Tranche
   B, 3.539%, 2/21/15                                    1,592             1,377
Vertrue, Inc. Tranche 3.540%, 8/16/14                      587               496
Zuffa LLC Tranche, 7.500%, 6/19/15                       1,030             1,035
                                                                 ---------------
                                                                          16,720
                                                                 ---------------
INFORMATION TECHNOLOGY--11.0%
Allen Systems Group, Inc.
   Tranche, 8.500%, 10/18/13                               341               341
   Tranche, 6.500%, 4/18/14                                152               150
Aspect Software, Inc. Tranche B, 6.250%,
   4/19/16                                                 998               978
Avaya, Inc. Tranche B-1, 3.260%, 10/24/14                1,486             1,275
CommScope, Inc. Tranche B, 3.075%, 12/26/14                493               482
Dresser, Inc.
   Tranche B, 2.695%, 5/4/14                               248               228
   PIK Interest Capitalization, 6.195%,
      5/4/15                                             1,400             1,298
First Data Corp. Tranche B-3, 3.097%,
   9/24/14                                               1,903             1,603
Freescale Semiconductor, Inc. Tranche,
   4.604%, 12/1/16                                       1,111               980
Infor Enterprise Solutions Holdings, Inc.
   Tranche, 6.597%, 3/2/14                                 348               257
   Tranche DD, 6.597%, 3/2/14                              202               149
   Tranche B, 6.100%, 7/28/15                              981               915
   Tranche B, 6.100%, 7/28/15                              512               477
MSCI, Inc. Tranche, 4.750%, 3/1/16                         185               185
NuSil Technology LLC Tranche B, 6.000%,
   2/18/15                                                 386               388
RedPrairie Corp. Tranche, 6.000%, 3/25/16                1,247             1,238
Reynolds & Reynolds Co. (The) Tranche B
   0.000%, 4/1/17                                          731               723
Sensata Technologies BV Tranche B, 2.078%,
   4/27/13                                               1,234             1,156
SkillSoft Corp. Tranche, 0.000%, 2/11/17                   940               935
Spansion LLC Tranche B, 7.500%, 2/9/15                   1,277             1,267
Springboard Finance LLC Tranche B, 7.000%,
   2/23/15                                                 839               832
Towerco Finance LLC Tranche, 6.000%,
   11/24/14                                                498               498
                                                                 ---------------
                                                                          16,355
                                                                 ---------------

                        VIRTUS SENIOR FLOATING RATE FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2010 (UNAUDITED)

($ reported in thousands)

                                                  PAR VALUE           VALUE
                                               ---------------   ---------------
MATERIALS--9.7%
Anchor Glass Container Corp.
   Tranche, 6.000%, 3/2/16                     $           576   $           571
   Tranche, 10.000%, 9/2/16                                715               706
Berry Plastics Group, Inc. Tranche C,
   2.350%, 4/3/15                                        1,244             1,104
Building Materials Holding Corp. of America
   Tranche B, 3.125%, 2/22/14                              247               239
Celanese Holdings LLC Tranche 2.042%, 4/2/14               436               414
Chemtura Corp. Tranche A, 6.000%, 2/11/11                  500               503
DynCorp International, Inc. Tranche B,
   0.000%, 7/7/20                                          750               735
Gentek Holding LLC Tranche, 7.000%, 10/29/14               242               242
Hexion Specialty Chemicals
   4.063%, 5/5/15                                          401               366
   4.313%, 5/5/15                                          177               162
Hoffmaster Group, Inc. Tranche, 7.000%,
   4/5/16                                                  994               967
Huntsman International LLC Tranche C,
   2.641%, 6/23/16                                         855               800
Ineos Holdings Ltd.
   Tranche B-2, 3.751%, 12/16/13                           368               354
   Tranche C-2, 4.001%, 12/16/14                           421               405
JohnsonDiversey, Inc. Tranche B, 5.500%,
   11/24/15                                                249               249
Lyondell Chemical Co. Tranche, 5.500%,
   3/14/16                                                 875               880
Momentive Performance Materials, Inc.
   Tranche, 0.000%, 12/4/13                              1,000               897
New Sunward Holding BV Tranche B, 0.000%,
   2/14/14                                                 750               675
Noranda Aluminum, Inc. Tranche B, 2.538%,
   5/18/14                                                 611               561
PQ Corp. 0.000%, 7/30/14                                 1,000               909
Reynolds Group Holdings Ltd. Tranche,
   5.750%, 5/5/16                                          580               577
Smurfit-Stone Container Enterprise
   Tranche B, 3.625%, 2/22/16                            1,450             1,448
Solutia, Inc. Tranche B, 4.750%, 3/2/17                    613               614
                                                                 ---------------
                                                                          14,378
                                                                 ---------------
TELECOMMUNICATION SERVICES--4.1%
Cincinnati Bell, Inc. Tranche B, 6.500%,
   6/11/17                                               1,222             1,189
Level 3 Communications, Inc.
   Tranche A, 2.548%, 3/13/14                            1,450             1,292
   Tranche B, 11.500%, 3/13/14                              70                75

                                                  PAR VALUE         VALUE
                                               ---------------   ---------------
TELECOMMUNICATION SERVICES--(CONTINUED)
MetroPCS Wireless, Inc. Tranche B, 2.625%,
   11/3/13                                     $           410   $           393
nTelos, Inc. Tranche, 5.750%, 8/7/15                     1,472             1,473
Securus Technologies, Inc. Tranche, 8.000%,
   10/31/14                                                579               581
Time Warner Telecom Holdings, Inc. Tranche
   B, 2.100%, 1/7/13                                       461               445
U.S. TelePacific Corp. Tranche B, 9.250%,
   8/17/15                                                 599               597
                                                                 ---------------
                                                                           6,045
                                                                 ---------------
UTILITIES--1.9%
Calpine Corp. Tranche, 3.415%, 3/29/14                     358               329
New Development Holdings LLC Tranche,
   0.000%, 4/21/17                                         530               526
NRG Energy, Inc.
   Letter of Credit 1.142%, 2/1/13                         306               294
   Tranche B, 2.283%, 2/1/13                               462               443
Texas Competitive Electric Holdings Co. LLC
   Tranche B-3, 3.942%, 10/10/14                         1,695             1,251
                                                                 ---------------
                                                                           2,843
                                                                 ---------------
TOTAL LOAN AGREEMENTS
(IDENTIFIED COST $126,638)                                               127,460
                                                                 ---------------
TOTAL LONG TERM INVESTMENTS--96.9%
(IDENTIFIED COST $142,604)                                               143,389
                                                                 ---------------

                                                    SHARES            VALUE
                                               ---------------   ---------------
SHORT-TERM INVESTMENTS--9.3%
MONEY MARKET MUTUAL FUNDS--9.3%
BlackRock Liquidity Funds TempFund Portfolio
   - Institutional Shares (seven-day
   effective yield 0.177%)                          13,740,789            13,741
                                                                 ---------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $13,741)                                                 13,741
                                                                 ---------------
TOTAL INVESTMENTS--106.2%
(IDENTIFIED COST $156,345)                                               157,130(1)
Other Assets and Liabilities--(6.2)%                                      (9,124)
                                                                 ---------------
NET ASSETS--100.0%                                               $       148,006
                                                                 ===============

ABBREVIATIONS:

PIK   Payment-in-Kind Security

                        VIRTUS SENIOR FLOATING RATE FUND
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2010 (UNAUDITED)

($ reported in thousands)

COUNTRY WEIGHTINGS as of 6/30/10 +
----------------------------------
United States (includes short-term investments)       88%
Japan                                                  2
United Kingdom                                         2
Canada                                                 1
China                                                  1
Germany                                                1
Switzerland                                            1
Other                                                  4
                                                     ---
Total                                                100%
                                                     ===

+    % of total investments as of June 30, 2010

Virtus Senior Floating Rate Fund

The following table provides a summary of inputs used to value the Fund's net assets as of June 30, 2010 (See Security Valuation Note 1A in the Notes to Schedules of Investments.):

                                                                      LEVEL 2        LEVEL 3
                                                                    SIGNIFICANT    SIGNIFICANT
                                   TOTAL VALUE AT      LEVEL 1       OBSERVABLE   UNOBSERVABLE
INVESTMENTS IN SECURITIES:          JUNE 30, 2010   QUOTED PRICES      INPUTS        INPUTS
--------------------------         --------------   -------------   -----------   ------------
Debt Securities:
   Asset-backed Securities            $    177         $    --        $    177       $   --
   Corporate Debt                      141,382              --         140,370        1,012
   Foreign Government Securities         1,830              --           1,830           --
Equity Securities:
   Short-term Investments               13,741          13,741              --           --
                                      --------         -------        --------       ------
Total Investments                      157,130          13,741         142,377        1,012
                                      ========         =======        ========       ======


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                      1 |

Senior Floating Rate Note Fund

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.

                                                  Corporate
INVESTMENTS IN SECURITIES                TOTAL       Debt
-------------------------               ------    ---------
Balance as of September 30, 2009:       $   74     $   74
Accrued Discount/(Premium)                   1          1
Realized Gain (Loss)                        --(2)      --(b)
Change in Unrealized Appreciation
   (Depreciation)                            2          2
Net Purchases/(Sales)                       --(2)      --(b)
Transfers In and/or Out of Level 3(a)      935        935
                                        ------     ------
BALANCE AS OF JUNE 30, 2010             $1,012     $1,012
                                        ======     ======

(a) "Transfers in and/or out" represent the ending value as of June 30, 2010, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.

(b)  Amount is less than $500.

VIRTUS OPPORTUNITIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS
June 30, 2010 (UNAUDITED)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies consistently followed by the Virtus Opportunities Trust, a trust consisting of 16 diversified Funds and 2 non-diversified Funds (each a "Fund"), in the preparation of the Schedules of Investments. The preparation of the Schedules of Investments in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the Schedules of Investments. Actual results could differ from those estimates and those differences could be significant.

A. SECURITY VALUATION:

The Funds utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 - prices determined using significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

A description of the valuation techniques applied to the Funds major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid or are internally fair valued by the advisor, are generally categorized as Level 3 in the hierarchy.

Certain foreign securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In such cases the funds fair value foreign securities using an external pricing service which considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing which considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore dealer supplied prices are utilized representing indicative bids based on pricing models used by market makers in the security and are generally

OTHER INFORMATION REGARDING EACH FUND IS AVAILABLE IN THE FUND'S MOST RECENT REPORT TO SHAREHOLDERS.

VIRTUS OPPORTUNITIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS
June 30, 2010 (CONTINUED) (UNAUDITED)

categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the advisor are generally categorized as Level 3 in the hierarchy.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over the counter (OTC) derivative contracts, which include forward currency contracts and equity linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value determined as of the close of business of the New York Stock Exchange (generally 4:00 p.m. Eastern time) each business day and are categorized as Level 1 in the hierarchy.

Short-term Notes having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

A summary of the inputs used to value the Funds' net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

B. DERIVATIVE FINANCIAL INSTRUMENTS

Disclosures on derivative Instruments and hedging activities are intended to improve financial reporting for derivative instruments by enhanced disclosure that enables investors to understand how and why a fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a fund's results of operations and financial position. Summarized below are the specific types of derivative instruments used by the Funds:

FORWARD CURRENCY CONTRACTS: The Funds enter into forward foreign currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost of proceeds. This is done to protect the U.S. Dollar value of the portfolio. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amounts reflected on the Schedules of Investments. Risks arise from the possible movements in foreign exchange rates or if the counterparty does not perform under the contract.

A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers.

WARRANTS AND RIGHTS: Certain Funds hold warrants and rights acquired either through a direct purchase, including as part of private placement, or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Fund until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board of Trustees' approved fair valuation procedures.

C. SECURITY LENDING

Certain Funds may loan securities to qualified brokers through a securities lending agent agreement with PFPC Trust Co. ("PFPC"), the Fund's custodian. Under the terms of the agreement, the Funds are required to maintain collateral with a market value not less than 100% of the market value of loaned

OTHER INFORMATION REGARDING EACH FUND IS AVAILABLE IN THE FUND'S MOST RECENT REPORT TO SHAREHOLDERS.

VIRTUS OPPORTUNITIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS
June 30, 2010 (CONTINUED) (UNAUDITED)

securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral may consist of cash and securities issued by the U.S. Government. Cash collateral is invested in short-term money market funds. Dividends earned on the collateral and premiums paid by the borrower are recorded as income by the Fund net of fees charged by PFPC for its services in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the foreclosure on collateral.

At June 30, 2010, the following funds had securities on loan (reported in thousands):

                              Market Value   Cash Collateral
                              ------------   ---------------
AlphaSector Allocation Fund      $ 2,913         $ 3,100
AlphaSector Rotation Fund         36,027          38,875
Bond Fund                          2,484           2,543
High Yield Fund                    4,780           4,890

NOTE 2--ILLIQUID AND RESTRICTED SECURITIES

Investments shall be considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund. Additionally, the following information is also considered in determining liquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are footnoted as such at the end of each Fund's Schedule of Investments where applicable.

Restricted securities are illiquid securities, as defined above, not registered under the Securities Act of 1933. Generally, 144A securities are excluded from this category, except where defined as illiquid.

At June 30, 2010, the Funds held the following illiquid and restricted securities ($ reported in thousands):

                                 ACQUISITION   ACQUISITION   MARKET VALUE AT   % NET ASSETS AT
                                     DATE         COST          30-JUN-10         30-JUN-10
                                 -----------   -----------   ---------------   ---------------
BOND FUND
DLJ Mortgage Acceptance Corp.
   96-1, (Principal Only) 144A
   0.000%, 9/18/11                  4/28/04            3          $    2            0.00%
HIGH YIELD FUND
Poland Telecom
   Finance BV Series B 1
   14.000%, 12/1/07                11/24/97        4,942              62            0.00%
ACG Holdings, Inc.                  12/4/93          358               0            0.00%
MARKET NEUTRAL FUND
Telefonica Moviles S.A.            12/20/01       $    0          $    0            0.00%

OTHER INFORMATION REGARDING EACH FUND IS AVAILABLE IN THE FUND'S MOST RECENT REPORT TO SHAREHOLDERS.

VIRTUS OPPORTUNITIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS
June 30, 2010 (CONTINUED) (UNAUDITED)

MULTI-SECTOR SHORT TERM
   BOND FUND
Long Grove Collateral
   Loan Obligation Ltd.
      04-1A, C 144A
      2.897%, 5/25/16               5/24/04        1,614           1,036            0.00%
      04-1A, D 144A
      7.247%, 5/25/16               5/24/04          511             202            0.00%

The Funds will bear any costs, including those involved in registration under the Securities Act of 1933, in connection with the disposition of such securities.

NOTE 3--FEDERAL INCOME TAX INFORMATION
($ REPORTED IN THOUSANDS)

At June 30, 2010, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the funds were as follows:

                                                                                         Net Unrealized
                                              Federal     Unrealized      Unrealized      Appreciation
Fund                                         Tax Cost    Appreciation   (Depreciation)    (Depreciation
----                                        ----------   ------------   --------------   --------------
AlphaSector Allocation Fund                 $   40,345     $    612         ($1,373)          ($761)
AlphaSector Rotation Fund                      473,987            0         (34,734)        (34,734)
Alternatives Diversifier Fund                  258,518       34,118         (63,392)        (29,274)
Bond Fund                                      190,647       10,653          (1,113)          9,540
CA Tax-Exempt Bond Fund                         56,055        3,205          (1,493)          1,712
Foreign Opportunities Fund                     952,127      141,631         (20,156)        121,475
Global Infrastructure Fund                      72,549        3,462          (9,846)         (6,384)
Global Opportunities Fund                       47,675        7,416            (734)          6,682
Global Real Estate Securities Fund               2,055          705            (173)            532
Greater Asia ex Japan Opportunities Fund         6,847        1,128            (133)            995
Greater European Opportunities Fund              3,972          614            (146)            468
High Yield Fund                                 95,538        3,669          (5,615)         (1,946)
International Real Estate Securities Fund       31,444        2,348          (8,253)         (5,905)
Market Neutral Fund (Long positions)            84,380        8,478          (7,778)            700
Market Neutral Fund (Short positions)          (80,661)       5,560          (5,357)            203
Multi-Sector Fixed Income Fund                 191,783       11,473          (6,756)          4,717
Multi-Sector Short Term Bond Fund            2,846,597      133,173         (73,553)         59,620
Real Estate Securities Fund                    658,738      238,770         (52,591)        186,179
Senior Floating Rate Fund                      156,345        3,570          (2,785)            785

OTHER INFORMATION REGARDING EACH FUND IS AVAILABLE IN THE FUND'S MOST RECENT REPORT TO SHAREHOLDERS.

VIRTUS OPPORTUNITIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS
June 30, 2010 (CONTINUED) (UNAUDITED)

NOTE 4--SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the series through the date the financial statements were available for issuance, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

OTHER INFORMATION REGARDING EACH FUND IS AVAILABLE IN THE FUND'S MOST RECENT REPORT TO SHAREHOLDERS.

ITEM 2.  CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3.  EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               Virtus Opportunities Trust
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date                       August 25, 2010
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date                       August 25, 2010
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ W. Patrick Bradley
                         -------------------------------------------------------
                           W. Patrick Bradley, Chief Financial Officer and Treasurer
                           (principal financial officer)

Date                       August 25, 2010
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.